UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.0%
Aerospace – 1.1%
BE Aerospace, Inc., 8.5%, 2018	$2,258,000	$2,495,090
Bombardier, Inc., 7.75%, 2020 (n)	406,000	452,690

		$2,947,780

Airlines – 0.6%
Continental Airlines, Inc., 7.25%, 2021	$347,572	$389,281
Continental Airlines, Inc., FRN, 0.834%, 2013	1,233,255	1,183,925

		$1,573,206

Apparel Manufacturers – 0.7%
Phillips-Van Heusen Corp., 7.375%, 2020	$1,702,000	$1,876,455

Asset-Backed & Securitized – 3.1%
Anthracite Ltd., “A”, CDO, FRN, 0.601%, 2019 (z)	$401,134	$336,953
ARCap REIT, Inc., CDO, “G”, FRN, 6.054%, 2045 (a)(d)(z)	273,008	273
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040 (z)	320,799	180,795
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,287,859	1,284,640
Commercial Mortgage Acceptance Corp., FRN, 1.668%, 2030 (i)	922,308	35,981
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	321,597	305,517
Falcon Franchise Loan LLC, FRN, 4.59%, 2025 (i)(z)	822,612	102,909
FUEL Trust, 4.207%, 2016 (n)	560,000	574,715
FUEL Trust, 3.984%, 2016 (n)	638,000	647,302
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	614,477	596,042
GMAC LLC, FRN, 6.02%, 2033 (z)	329,860	342,979
GMAC LLC, FRN, 7.739%, 2034 (d)(n)(q)	825,000	666,186
Greenwich Capital Commercial Funding Corp., FRN, 5.883%, 2038	350,000	364,343
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.816%, 2049	1,195,039	1,309,864
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.423%, 2042 (n)	765,072	134,270
KKR Financial CLO Ltd., “C”, FRN, 1.952%, 2021 (n)	505,395	409,370
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.716%, 2030 (i)	1,240,165	18,294
Morgan Stanley Capital I, Inc., FRN, 0.784%, 2030 (i)(n)	2,274,191	57,685
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013 (z)	567,000	566,355
Spirit Master Funding LLC, 5.05%, 2023 (z)	329,358	304,482

		$8,238,955

Automotive – 3.7%
American Honda Finance Corp., 2.125%, 2017 (n)	$1,672,000	$1,678,426
Ford Motor Credit Co. LLC, 8%, 2014	1,415,000	1,557,710
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,061,000	1,106,479

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Lear Corp., 8.125%, 2020	$2,372,000	$2,644,780
RCI Banque S.A., 4.6%, 2016 (n)	1,102,000	1,106,323
TRW Automotive, Inc., 7.25%, 2017 (n)	1,093,000	1,218,695
Volkswagen International Finance N.V., 2.375%, 2017 (n)	500,000	501,702

		$9,814,115

Biotechnology – 0.5%
Life Technologies Corp., 6%, 2020	$1,194,000	$1,365,969

Broadcasting – 2.1%
CBS Corp., 8.875%, 2019	$760,000	$998,512
CBS Corp., 5.75%, 2020	440,000	505,857
News America, Inc., 8.5%, 2025	770,000	956,951
News America, Inc., 6.15%, 2041	278,000	318,461
SIRIUS XM Radio, Inc., 13%, 2013 (n)	2,005,000	2,268,156
WPP Finance, 8%, 2014	366,000	419,627

		$5,467,564

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 12.5%, 2017	$789,000	$918,199
TD Ameritrade Holding Co., 4.15%, 2014	855,000	913,400

		$1,831,599

Building – 1.7%
Mohawk Industries, Inc., 6.375%, 2016	$1,840,000	$2,033,200
Owens Corning, Inc., 6.5%, 2016	2,221,000	2,467,464

		$4,500,664

Cable TV – 3.5%
CCH II LLC, 13.5%, 2016	$1,500,000	$1,710,000
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	309,134
DIRECTV Holdings LLC, 5.875%, 2019	490,000	560,278
DIRECTV Holdings LLC, 6.375%, 2041	690,000	778,707
DIRECTV Holdings LLC, 5.15%, 2042 (n)	750,000	730,638
Myriad International Holdings B.V., 6.375%, 2017 (n)	586,000	641,670
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,087,067
Time Warner Cable, Inc., 5%, 2020	354,000	390,870
Time Warner Cable, Inc., 4%, 2021	470,000	481,555
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	355,338
Videotron Ltee, 5%, 2022 (z)	1,355,000	1,341,450
Virgin Media Finance PLC, 9.5%, 2016	662,000	746,405

		$9,133,112

Chemicals – 2.6%
Ashland, Inc., 9.125%, 2017	$1,432,000	$1,587,730
CF Industries Holdings, Inc. , 7.125%, 2020	526,000	626,598
Dow Chemical Co., 8.55%, 2019	936,000	1,226,644
Lyondell Chemical Co., 11%, 2018	1,554,693	1,717,936
LyondellBasell Industries N.V., 5%, 2019 (z)	1,095,000	1,095,000
LyondellBasell Industries N.V., 6%, 2021 (n)	555,000	582,750

		$6,836,658

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Conglomerates – 0.3%
ABB Treasury Center USA, Inc., 4%, 2021 (n)	$313,000	$319,951
Kennametal, Inc., 7.2%, 2012	526,000	532,420

		$852,371

Consumer Products – 0.5%
Hasbro, Inc., 6.35%, 2040	$607,000	$657,947
Mattel, Inc., 5.45%, 2041	630,000	656,068

		$1,314,015

Consumer Services – 0.5%
Service Corp. International, 7.375%, 2014	$820,000	$895,850
Service Corp. International, 7%, 2019	450,000	487,125

		$1,382,975

Containers – 1.4%
Ball Corp., 5%, 2022	$57,000	$57,143
Crown Americas LLC, 7.625%, 2017	2,356,000	2,535,645
Greif, Inc., 6.75%, 2017	1,136,000	1,221,200

		$3,813,988

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,550,784

Electronics – 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$426,224
Tyco Electronics Group S.A., 3.5%, 2022	252,000	245,676

		$671,900

Emerging Market Quasi-Sovereign – 2.5%
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	$1,400,000	$1,532,300
CEZ A.S., 4.25%, 2022 (z)	1,059,000	1,053,224
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	452,166
Petrobras International Finance Co., 3.875%, 2016	1,179,000	1,241,019
Petrobras International Finance Co., 5.375%, 2021	875,000	942,147
Petroleos Mexicanos, 4.875%, 2022 (n)	316,000	331,800
Petroleos Mexicanos, 6.5%, 2041 (n)	928,000	1,044,000
Petroleos Mexicanos, 6.5%, 2041	70,000	78,750

		$6,675,406

Energy – Independent – 5.0%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,588,646
Chesapeake Energy Corp., 6.875%, 2020	1,071,000	1,105,808
LINN Energy LLC, 7.75%, 2021	600,000	622,500
Newfield Exploration Co., 6.625%, 2016	1,715,000	1,753,588
Noble Energy, Inc., 4.15%, 2021	1,920,000	1,962,459
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	612,000	635,868
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,257,627
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,856,681
QEP Resources, Inc., 5.375%, 2022	259,000	256,734
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,230,185

		$13,270,096

Energy – Integrated – 1.4%
BG Energy Capital PLC, 5.125%, 2041 (n)	$906,000	$972,737
BP Capital Markets PLC, 4.5%, 2020	747,000	820,573

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
Hess Corp., 8.125%, 2019	$440,000	$568,227
LUKOIL International Finance B.V., 6.125%, 2020 (n)	1,199,000	1,270,940

		$3,632,477

Entertainment – 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$857,839

Financial Institutions – 3.4%
CIT Group, Inc., 5.25%, 2018	$365,000	$372,300
CIT Group, Inc., 6.625%, 2018 (n)	1,900,000	2,059,125
CIT Group, Inc., 5.5%, 2019 (z)	781,000	796,620
General Electric Capital Corp., 3.75%, 2014	413,000	439,241
General Electric Capital Corp., 5.5%, 2020	1,470,000	1,667,364
International Lease Finance Corp., 8.75%, 2017	90,000	100,125
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	621,300
International Lease Finance Corp., 6.25%, 2019	1,147,000	1,132,180
SLM Corp., 6.25%, 2016	727,000	756,080
SLM Corp., 6%, 2017	637,000	656,110
SLM Corp., 8%, 2020	468,000	505,440

		$9,105,885

Food & Beverages – 4.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$610,000	$795,789
Constellation Brands, Inc., 7.25%, 2016	600,000	679,500
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,517,000	1,544,881
J.M. Smucker Co., 3.5%, 2021	880,000	891,549
Kraft Foods, Inc., 6.5%, 2040	1,475,000	1,815,036
Pernod Ricard S.A., 5.75%, 2021 (n)	831,000	920,337
Pernod-Ricard S.A., 4.45%, 2022 (n)	524,000	531,530
SABMiller Holdings, Inc., 3.75%, 2022 (n)	1,341,000	1,364,281
Smithfield Foods, Inc., 7.75%, 2017	1,370,000	1,548,100
Tyson Foods, Inc., 6.85%, 2016	2,229,000	2,529,915

		$12,620,918

Food & Drug Stores – 1.0%
CVS Caremark Corp., 3.25%, 2015	$296,000	$313,732
CVS Caremark Corp., 5.75%, 2017	664,000	783,586
CVS Caremark Corp., 5.75%, 2041	1,465,000	1,651,282

		$2,748,600

Forest & Paper Products – 0.5%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$806,000	$899,722
International Paper Co., 6%, 2041	360,000	390,770

		$1,290,492

Gaming & Lodging – 1.8%
Host Hotels & Resorts, Inc., 6.75%, 2016	$1,600,000	$1,648,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	150,000	174,000
Wyndham Worldwide Corp., 6%, 2016	19,000	21,178
Wyndham Worldwide Corp., 4.25%, 2022	1,227,000	1,202,859
Wynn Las Vegas LLC, 7.75%, 2020	1,200,000	1,318,500
Wynn Las Vegas LLC, 5.375%, 2022 (z)	260,000	253,500

		$4,618,037

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – 2.1%
American International Group, Inc., 3.8%, 2017	$937,000	$948,765
American International Group, Inc., 6.4%, 2020	1,200,000	1,358,075
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	370,000	401,800
Prudential Financial, Inc., 4.75%, 2015	631,000	684,956
Unum Group, 7.125%, 2016	500,000	570,851
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,466,205

		$5,430,652

Insurance – Health – 1.2%
CIGNA Corp., 2.75%, 2016	$1,400,000	$1,417,462
CIGNA Corp., 5.375%, 2042	700,000	717,972
Humana, Inc., 7.2%, 2018	754,000	903,425

		$3,038,859

Insurance – Property & Casualty – 2.4%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$915,107
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	198,835
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	288,068
CNA Financial Corp., 5.875%, 2020	1,570,000	1,683,027
Marsh & McLennan Cos., Inc., 4.8%, 2021	500,000	546,386
XL Group PLC, 5.75%, 2021	1,110,000	1,210,132
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	558,578
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	864,640

		$6,264,773

Machinery & Tools – 0.9%
Case New Holland, Inc., 7.875%, 2017	$1,989,000	$2,312,213

Major Banks – 7.0%
Bank of America Corp., 5.65%, 2018	$580,000	$619,151
Bank of America Corp., 7.625%, 2019	500,000	576,558
Bank of America Corp., 5.625%, 2020	185,000	192,868
Bank of America Corp., 5.7%, 2022	393,000	416,024
Barclays Bank PLC, 2.75%, 2015	620,000	625,904
BB&T Corp., 3.95%, 2016	500,000	541,136
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	432,091
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,179,572
Goldman Sachs Group, Inc., 7.5%, 2019	927,000	1,059,130
HSBC USA, Inc., 4.875%, 2020	1,540,000	1,577,963
JPMorgan Chase & Co., 4.25%, 2020	893,000	914,312
JPMorgan Chase & Co., 4.5%, 2022	500,000	520,170
Macquarie Bank Ltd., 5%, 2017 (n)	400,000	403,044
Macquarie Group Ltd., 6%, 2020 (n)	418,000	417,492
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	520,811
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	367,468
Morgan Stanley, 5.75%, 2016	906,000	936,904
Morgan Stanley, 4.75%, 2017	1,051,000	1,051,350
Morgan Stanley, 7.3%, 2019	1,240,000	1,334,441
Morgan Stanley, 5.5%, 2021	856,000	836,555
PNC Funding Corp., 5.625%, 2017	1,095,000	1,222,028
Santander UK PLC, 3.875%, 2014 (n)	413,000	415,702
Wachovia Corp., 6.605%, 2025	1,270,000	1,439,088
Wells Fargo & Co., 2.625%, 2016	919,000	939,633

		$18,539,395

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 2.5%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$983,000	$993,563
Davita, Inc., 6.625%, 2020	1,540,000	1,609,300
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,775,000	2,045,688
Hospira, Inc., 6.05%, 2017	906,000	1,008,633
McKesson Corp., 5.7%, 2017	770,000	895,422
McKesson Corp., 7.5%, 2019	120,000	152,091

		$6,704,697

Metals & Mining – 5.2%
ArcelorMittal, 6.5%, 2014	$362,000	$386,937
ArcelorMittal, 3.75%, 2016	584,000	583,522
ArcelorMittal, 9.85%, 2019	1,254,000	1,508,913
ArcelorMittal, 6.25%, 2022	740,000	748,213
FMG Resources, 6.875%, 2022 (z)	565,000	550,875
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	1,000,000	1,050,000
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	1,393,000	1,337,862
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,701,000	1,630,393
Peabody Energy Corp., 7.375%, 2016	1,047,000	1,149,080
Southern Copper Corp., 6.75%, 2040	1,764,000	1,906,282
Teck Resources Ltd., 10.75%, 2019	470,000	583,826
Vale Overseas Ltd., 5.625%, 2019	1,501,000	1,677,404
Vale Overseas Ltd., 4.375%, 2022	527,000	529,343

		$13,642,650

Mortgage-Backed – 0.0%
Fannie Mae, 7.5%, 2030 - 2031	$57,380	$68,751

		$68,751

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 7%, 2022	$970,000	$989,400

Natural Gas – Pipeline – 4.0%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,050,449
El Paso Pipeline Partners LP, 5%, 2021	311,000	322,466
Energy Transfer Partners LP, 8.5%, 2014	1,004,000	1,134,549
Energy Transfer Partners LP, 9.7%, 2019	213,000	272,319
Energy Transfer Partners LP, 6.5%, 2042	1,183,000	1,246,564
Enterprise Products Operating LP, 5.65%, 2013	354,000	369,712
Enterprise Products Partners LP, 6.3%, 2017	540,000	636,594
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	506,000	551,540
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	287,025
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	440,856
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	447,973
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	678,644
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,383,364
Rockies Express Pipeline, 5.625%, 2020 (n)	697,000	592,450
Spectra Energy Capital LLC, 8%, 2019	942,000	1,190,258

		$10,604,763

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 2.4%
AT&T, Inc., 5.55%, 2041	$1,024,000	$1,135,025
CenturyLink, Inc., 7.6%, 2039	580,000	548,631
Telefonica Emisiones S.A.U., 5.134%, 2020	1,200,000	1,147,714
Telefonica Emisiones S.A.U., 5.462%, 2021	760,000	738,845
Verizon Communications, Inc., 6%, 2041	690,000	817,306
Windstream Corp., 7.75%, 2021	1,815,000	1,942,050

		$6,329,571

Oil Services – 0.2%
Transocean, Inc., 6%, 2018	$490,000	$542,439

Oils – 0.1%
Phillips 66, 5.875%, 2042 (n)	$255,000	$261,226

Other Banks & Diversified Financials – 4.5%
American Express Centurion Bank, 5.5%, 2013	$590,000	$617,623
American Express Co., 8.125%, 2019	320,000	418,334
American Express Credit Corp., 2.375%, 2017	745,000	746,146
Banco Bradesco S.A., 6.75%, 2019 (n)	786,000	857,919
Banco Bradesco S.A., 5.75%, 2022 (n)	319,000	321,074
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,454,171
Capital One Financial Corp., 2.15%, 2015	700,000	701,081
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,222,689
Capital One Financial Corp., 10.25%, 2039	510,000	524,025
Citigroup, Inc., 4.45%, 2017	982,000	1,028,651
Citigroup, Inc., 6.125%, 2018	635,000	711,826
Discover Bank, 7%, 2020	1,426,000	1,636,272
Fifth Third Bancorp, 3.5%, 2022	673,000	657,587
Santander Holdings USA, Inc., 4.625%, 2016	290,000	293,865
Svenska Handelsbanken AB, 2.875%, 2017	767,000	766,751

		$11,958,014

Pharmaceuticals – 1.5%
Celgene Corp., 2.45%, 2015	$606,000	$619,288
Mylan Laboratories, Inc., 7.625%, 2017 (n)	1,777,000	1,954,700
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	1,330,000	1,346,331

		$3,920,319

Pollution Control – 0.9%
Allied Waste North America, Inc., 6.875%, 2017	$1,110,000	$1,158,563
Republic Services, Inc., 5.25%, 2021	1,160,000	1,322,635

		$2,481,198

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 3%, 2019	$68,000	$67,108

Printing & Publishing – 0.6%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$272,265
Pearson PLC, 4%, 2016 (n)	1,320,000	1,393,202

		$1,665,467

Railroad & Shipping – 0.7%
Canadian Pacific Railway Co., 7.25%, 2019	$424,000	$511,534
CSX Corp., 7.375%, 2019	365,000	458,560

Issuer	Shares/Par	Value ($)

BONDS – continued
Railroad & Shipping – continued
Kansas City Southern, 8%, 2018	$757,000	$840,270

		$1,810,364

Real Estate – 2.9%
Boston Properties LP, REIT, 3.7%, 2018	$754,000	$779,841
ERP Operating LP, REIT, 4.625%, 2021	670,000	705,468
HCP, Inc., REIT, 5.375%, 2021	1,369,000	1,475,208
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	1,087,248
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	496,155
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,413,292
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,447,000	1,673,060

		$7,630,272

Retailers – 2.0%
Gap, Inc., 5.95%, 2021	$2,173,000	$2,192,876
Kohl’s Corp., 4%, 2021	1,117,000	1,152,311
Limited Brands, Inc., 7%, 2020	1,441,000	1,606,715
Limited Brands, Inc., 5.625%, 2022	229,000	231,004

		$5,182,906

Specialty Chemicals – 0.3%
Ecolab, Inc., 5.5%, 2041	$799,000	$866,522

Specialty Stores – 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$965,000	$1,075,732
Advance Auto Parts, Inc., 4.5%, 2022	332,000	341,382

		$1,417,114

Telecommunications – Wireless – 2.2%
American Tower Corp., 4.625%, 2015	$1,770,000	$1,885,354
American Tower Corp., 4.5%, 2018	1,150,000	1,208,305
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,046,400
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,061,414
Rogers Cable, Inc., 5.5%, 2014	364,000	394,430
Vodafone Group PLC, 5.625%, 2017	201,000	235,112

		$5,831,015

Telephone Services – 0.3%
Oi S.A., 5.75%, 2022 (n)	$763,000	$784,936

Tobacco – 2.1%
BAT International Finance PLC, 9.5%, 2018 (n)	$1,048,000	$1,429,542
Lorillard Tobacco Co., 8.125%, 2019	1,257,000	1,560,687
Lorillard Tobacco Co., 7%, 2041	434,000	466,831
Reynolds American, Inc., 7.25%, 2012	881,000	889,175
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,310,384

		$5,656,619

Transportation – Services – 0.8%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$229,527
Erac USA Finance Co., 7%, 2037 (n)	654,000	746,105
Erac USA Finance Co., 5.625%, 2042 (n)	1,080,000	1,039,470

		$2,015,102

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 4.7%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$610,000	$611,193
CenterPoint Energy, Inc., 5.95%, 2017	800,000	908,242
CMS Energy Corp., 2.75%, 2014	780,000	780,338
CMS Energy Corp., 6.25%, 2020	918,000	1,002,783
CMS Energy Corp., 5.05%, 2022	209,000	210,308
Dominion Resources, Inc., 4.9%, 2041	700,000	734,390
EDP Finance B.V., 6%, 2018 (n)	1,863,000	1,646,491
Enel Finance International S.A., 6%, 2039 (n)	1,132,000	1,027,381
Enersis S.A., 7.375%, 2014	686,000	744,125
FirstEnergy Solutions Corp., 6.05%, 2021	1,766,000	1,982,075
Oncor Electric Delivery Co., 6.8%, 2018	561,000	678,169
PPL WEM Holdings PLC, 5.375%, 2021 (n)	1,057,000	1,140,115
PSEG Power LLC, 5.32%, 2016	288,000	321,053

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
System Energy Resources, Inc., 5.129%, 2014 (z)	$227,428	$237,592
Waterford 3 Funding Corp., 8.09%, 2017	487,952	483,531

		$12,507,786

Total Bonds		$256,515,991

MONEY MARKET FUNDS – 2.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	7,162,133	$7,162,133

Total Investments		$263,678,124

OTHER ASSETS, LESS LIABILITIES – 0.3%		709,199

Net Assets – 100.0%		$264,387,323

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $60,085,812, representing 22.7% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.054%, 2045	9/21/04-3/08/12	$249,355	$273
Anthracite Ltd., “A”, CDO, FRN, 0.601%, 2019	1/15/10	300,545	336,953
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040	3/01/06	320,799	180,795
CEZ A.S., 4.25%, 2022	3/27/12	1,051,587	1,053,224
CIT Group, Inc., 5.5%, 2019	2/02/12-2/03/12	784,550	796,620
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	269,808	305,517
FMG Resources, 6.875%, 2022	3/14/12	565,000	550,875
Falcon Franchise Loan LLC, FRN, 4.59%, 2025	1/29/03	64,211	102,909
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	596,684	596,042
GMAC LLC, FRN, 6.02%, 2033	3/20/02	201,366	342,979
LyondellBasell Industries N.V., 5%, 2019	3/26/12	1,095,000	1,095,000
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013	12/06/04	575,880	566,355
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	326,480	304,482
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	227,504	237,592
Videotron Ltee, 5%, 2022	2/29/12-3/01/12	1,361,775	1,341,450
Wynn Las Vegas LLC, 5.375%, 2022	3/05/12	260,000	253,500
Total Restricted Securities			$8,064,566
% of Net assets			3.1%

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 3/31/12

Swap Agreements at 3/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(1)	$(95,765)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7.0%, 12/15/25, a B- rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap contracts. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$6,675,406	$—	$6,675,406
Corporate Bonds	—	195,523,853	—	195,523,853
Residential Mortgage-Backed Securities	—	68,751	—	68,751
Commercial Mortgage-Backed Securities	—	3,903,348	—	3,903,348
Asset-Backed Securities (including CDOs)	—	4,335,607	—	4,335,607
Foreign Bonds	—	46,009,026	—	46,009,026
Mutual Funds	7,162,133	—	—	7,162,133
Total Investments	$7,162,133	$256,515,991	$—	$263,678,124

Other Financial Instruments
Swaps	$—	$(95,765)	$—	$(95,765)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$254,514,627
Gross unrealized appreciation	$12,299,074
Gross unrealized depreciation	(3,135,578)
Net unrealized appreciation (depreciation)	$9,163,496

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,192,839	37,662,366	(31,693,072)	7,162,133

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$837	$7,162,133

8

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.7%
Aerospace – 2.6%
Embraer S.A., ADR	8,350	$267,033
Honeywell International, Inc.	17,790	1,086,080
Lockheed Martin Corp.	4,720	424,139
Precision Castparts Corp.	4,440	767,676
Textron, Inc.	7,720	214,848
United Technologies Corp.	12,530	1,039,238

		$3,799,014

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	6,600	$715,704
VF Corp.	2,910	424,802

		$1,140,506

Automotive – 0.8%
Delphi Automotive PLC (a)	18,770	$593,132
General Motors Co. (a)	23,670	607,136

		$1,200,268

Biotechnology – 1.5%
Amgen, Inc.	12,840	$872,992
Biogen Idec, Inc. (a)	3,410	429,558
Gilead Sciences, Inc. (a)	18,170	887,605

		$2,190,155

Broadcasting – 1.6%
News Corp., “A”	46,640	$918,342
Viacom, Inc., “B”	25,060	1,189,348
Walt Disney Co.	5,010	219,338

		$2,327,028

Brokerage & Asset Managers – 1.3%
Blackrock, Inc.	2,381	$487,867
CME Group, Inc.	1,620	468,715
Franklin Resources, Inc.	3,380	419,221
FXCM, Inc. “A”	17,510	227,455
GFI Group, Inc.	61,880	232,669

		$1,835,927

Business Services – 1.8%
Accenture PLC, “A”	9,010	$581,145
Automatic Data Processing, Inc.	12,170	671,662
FleetCor Technologies, Inc. (a)	23,700	918,849
Jones Lang LaSalle, Inc.	2,650	220,771
Vantiv, Inc. (a)	11,070	217,304

		$2,609,731

Cable TV – 1.3%
Comcast Corp., “Special A”	35,310	$1,041,998
Time Warner Cable, Inc.	10,890	887,535

		$1,929,533

Chemicals – 0.6%
Celanese Corp.	18,550	$856,639

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.4%
Autodesk, Inc. (a)	23,700	$1,002,984
Check Point Software Technologies Ltd. (a)	14,000	893,760
Citrix Systems, Inc. (a)	14,230	1,122,889
Microsoft Corp.	13,240	426,990
Oracle Corp.	55,720	1,624,795
Red Hat, Inc. (a)	10,850	649,806
SolarWinds, Inc. (a)	16,860	651,639

		$6,372,863

Computer Software – Systems – 8.0%
Apple, Inc. (a)(s)	12,530	$7,511,359
EMC Corp. (a)	53,060	1,585,433
Hewlett-Packard Co.	45,720	1,089,508
International Business Machines Corp.	4,460	930,579
NICE Systems Ltd., ADR (a)	13,390	526,227

		$11,643,106

Construction – 0.6%
Owens Corning (a)	7,890	$284,277
Stanley Black & Decker, Inc.	7,230	556,421

		$840,698

Consumer Products – 1.8%
Colgate-Palmolive Co.	6,110	$597,436
Procter & Gamble Co.	30,520	2,051,249

		$2,648,685

Consumer Services – 0.4%
DeVry, Inc.	8,570	$290,266
HomeAway, Inc. (a)	12,550	318,394

		$608,660

Containers – 0.8%
Silgan Holdings, Inc.	26,080	$1,152,736

Electrical Equipment – 2.9%
AMETEK, Inc.	10,520	$510,325
Danaher Corp.	56,540	3,166,240
Sensata Technologies Holding B.V. (a)	15,340	513,583

		$4,190,148

Electronics – 2.3%
Advanced Micro Devices, Inc. (a)	25,398	$203,692
Altera Corp.	19,920	793,214
ASML Holding N.V.	12,500	626,750
Hittite Microwave Corp. (a)	4,290	232,990
KLA-Tencor Corp.	4,440	241,625
Linear Technology Corp.	8,520	287,124
M/A-COM Technology Solutions Holdings, Inc. (a)	7,570	157,002
Microchip Technology, Inc.	22,740	845,928

		$3,388,325

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.2%
Apache Corp.	3,670	$368,615
Cabot Oil & Gas Corp.	14,910	464,745
CONSOL Energy, Inc.	3,990	136,059
Energy XXI (Bermuda) Ltd. (a)	3,748	135,340
EQT Corp.	4,780	230,444
Noble Energy, Inc.	7,870	769,529
Occidental Petroleum Corp.	12,900	1,228,467
Peabody Energy Corp.	4,260	123,370
Pioneer Natural Resources Co.	7,190	802,332
SM Energy Co.	4,262	301,622
WPX Energy, Inc. (a)	6,000	108,060

		$4,668,583

Energy – Integrated – 5.0%
Chevron Corp.	12,370	$1,326,559
Exxon Mobil Corp. (s)	68,876	5,973,615

		$7,300,174

Engineering – Construction – 0.6%
Fluor Corp.	12,900	$774,516

Food & Beverages – 3.4%
Bunge Ltd.	4,430	$303,189
Coca-Cola Enterprises, Inc.	9,320	266,552
General Mills, Inc.	24,290	958,241
J.M. Smucker Co.	5,900	480,024
Kraft Foods, Inc., “A”	28,930	1,099,629
Mead Johnson Nutrition Co., “A”	8,870	731,598
PepsiCo, Inc. (s)	15,977	1,060,074

		$4,899,307

Food & Drug Stores – 0.9%
CVS Caremark Corp.	23,520	$1,053,696
Kroger Co.	10,930	264,834

		$1,318,530

Gaming & Lodging – 0.8%
Las Vegas Sands Corp.	10,340	$595,274
Royal Caribbean Cruises Ltd.	19,400	570,942

		$1,166,216

General Merchandise – 2.3%
Kohl’s Corp.	18,410	$921,052
Target Corp.	40,870	2,381,495

		$3,302,547

Health Maintenance Organizations – 0.8%
Aetna, Inc.	22,340	$1,120,574
UnitedHealth Group, Inc.	1,300	76,622

		$1,197,196

Insurance – 3.4%
ACE Ltd.	28,040	$2,052,528
Aflac, Inc.	2,490	114,515
Aon Corp.	17,690	867,871
Chubb Corp.	6,270	433,320
Everest Re Group Ltd.	6,330	585,652
MetLife, Inc.	11,660	435,501
Prudential Financial, Inc.	7,590	481,130

		$4,970,517

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.9%
Google, Inc., “A” (a)	4,160	$2,667,558

Leisure & Toys – 0.2%
Hasbro, Inc.	4,430	$162,670
Mattel, Inc.	5,040	169,646

		$332,316

Machinery & Tools – 2.6%
Allison Transmission Holdings, Inc. (a)	8,730	$208,472
Cummins, Inc.	2,290	274,892
Eaton Corp.	11,430	569,557
Gardner Denver, Inc.	4,130	260,273
Herman Miller, Inc.	24,210	555,862
Joy Global, Inc.	10,180	748,230
Kennametal, Inc.	9,370	417,246
Polypore International, Inc. (a)	7,410	260,535
Roper Industries, Inc.	4,910	486,876

		$3,781,943

Major Banks – 5.4%
Goldman Sachs Group, Inc.	10,440	$1,298,423
JPMorgan Chase & Co. (s)	79,740	3,666,445
KeyCorp	57,770	491,045
PNC Financial Services Group, Inc.	23,610	1,522,609
State Street Corp.	18,850	857,675

		$7,836,197

Medical & Health Technology & Services – 1.0%
AmerisourceBergen Corp.	11,060	$438,861
Express Scripts Holding Co. (a)	12,900	698,922
Henry Schein, Inc. (a)	2,960	224,013
Quest Diagnostics, Inc.	2,270	138,810

		$1,500,606

Medical Equipment – 2.3%
Covidien PLC	19,420	$1,061,886
Medtronic, Inc.	21,800	854,342
Sirona Dental Systems, Inc. (a)	3,590	185,028
St. Jude Medical, Inc.	16,810	744,851
Thermo Fisher Scientific, Inc.	8,540	481,485

		$3,327,592

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	6,590	$456,423
Teck Resources Ltd., “B”	10,892	388,856

		$845,279

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	23,410	$738,585

Natural Gas – Pipeline – 0.5%
El Paso Corp.	21,780	$643,599

Network & Telecom – 1.1%
Acme Packet, Inc. (a)	5,660	$155,763
F5 Networks, Inc. (a)	3,270	441,319
Finisar Corp. (a)	20,180	406,627
Fortinet, Inc. (a)	10,350	286,178
Juniper Networks, Inc. (a)	9,540	218,275

		$1,508,162

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 1.7%
Cameron International Corp. (a)	14,490	$765,507
Dresser-Rand Group, Inc. (a)	9,390	435,602
FMC Technologies, Inc. (a)	6,530	329,243
Schlumberger Ltd.	10,230	715,384
Transocean, Inc.	4,310	235,757

		$2,481,493

Other Banks & Diversified Financials – 3.1%
American Express Co.	5,140	$297,400
CapitalSource, Inc.	98,110	647,526
EuroDekania Ltd. (a)(z)	100,530	179,140
Fifth Third Bancorp	81,070	1,139,034
First Republic Bank (a)	9,830	323,800
Visa, Inc., “A”	11,880	1,401,840
Western Union Co.	30,530	537,328

		$4,526,068

Pharmaceuticals – 4.7%
Abbott Laboratories	24,460	$1,499,153
Johnson & Johnson	16,890	1,114,064
Merck & Co., Inc.	32,350	1,242,240
Pfizer, Inc.	98,472	2,231,375
Teva Pharmaceutical Industries Ltd., ADR	16,760	755,205

		$6,842,037

Pollution Control – 0.2%
Waste Connections, Inc.	7,840	$255,035

Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	10,550	$475,383

Printing & Publishing – 0.6%
Moody’s Corp.	21,800	$917,780

Railroad & Shipping – 0.7%
Union Pacific Corp.	9,670	$1,039,331

Real Estate – 2.9%
BioMed Realty Trust, Inc., REIT	48,760	$925,465
Mid-America Apartment Communities, Inc., REIT	16,650	1,116,049
Public Storage, Inc., REIT	7,830	1,081,871
Tanger Factory Outlet Centers, Inc., REIT	35,770	1,063,442

		$4,186,827

Restaurants – 0.5%
YUM! Brands, Inc.	10,820	$770,168

Specialty Chemicals – 1.1%
Airgas, Inc.	7,530	$669,944
Albemarle Corp.	6,840	437,213
Chemtura Corp. (a)	20,560	349,109
Ferro Corp. (a)	27,840	165,370

		$1,621,636

Specialty Stores – 3.3%
Amazon.com, Inc. (a)	2,700	$546,777
American Eagle Outfitters, Inc.	30,180	518,794
Children’s Place Retail Store, Inc. (a)	8,040	415,427
Gap, Inc.	22,010	575,341

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
PetSmart, Inc.	16,940	$969,307
rue21, Inc. (a)	16,230	476,188
Sally Beauty Holdings, Inc. (a)	25,560	633,888
Urban Outfitters, Inc. (a)	22,940	667,783

		$4,803,505

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	8,610	$542,602
SBA Communications Corp. (a)	9,990	507,592

		$1,050,194

Telephone Services – 1.9%
AT&T, Inc.	42,990	$1,342,578
CenturyLink, Inc.	8,268	319,558
Verizon Communications, Inc.	28,220	1,078,851

		$2,740,987

Tobacco – 2.4%
Lorillard, Inc.	8,030	$1,039,724
Philip Morris International, Inc.	27,600	2,445,636

		$3,485,360

Trucking – 1.2%
Expeditors International of Washington, Inc.	22,290	$1,036,708
Swift Transportation Co. (a)	63,520	733,021

		$1,769,729

Utilities – Electric Power – 2.4%
AES Corp. (a)	33,520	$438,106
American Electric Power Co., Inc.	17,380	670,520
Calpine Corp. (a)	28,990	498,918
CMS Energy Corp.	26,980	593,560
Edison International	9,880	419,999
PG&E Corp.	10,390	451,030
Public Service Enterprise Group, Inc.	10,460	320,181

		$3,392,314

Total Common Stocks		$141,871,292

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 9.5%	8,010	$434,062
PPL Corp., 8.75%	7,350	395,062

Total Convertible Preferred Stocks		$829,124

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	293,166	$293,166

Total Investments		$142,993,582

Issuer/Expiration Date/Strike Price
CALL OPTIONS WRITTEN – 0.0%
Computer Software – Systems – 0.0%
Apple, Inc – April 2012 @ $640	(3)	$(1,275)

OTHER ASSETS, LESS LIABILITIES – 1.5%		2,239,813

Net Assets – 100.0%		$145,233,395

3

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At March 31, 2012, the value of securities pledged amounted to $568,689. At March 31, 2012, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$179,140
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

5

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$137,994,929	$—	$ —	$137,994,929
Israel	2,175,193	—	—	2,175,193
Canada	864,239	—	—	864,239
United Kingdom	593,132	—	179,140	772,272
Netherlands	626,750	—	—	626,750
Brazil	267,033	—	—	267,033
Mutual Funds	293,166	—	—	293,166
Total Investments	$142,814,442	$—	$179,140	$142,993,582

Other Financial Instruments
Written Options	$(1,275)	$—	$—	$(1,275)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$252,783
Change in unrealized appreciation (depreciation)	(73,643)
Balance as of 3/31/12	$179,140

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2012 is $(73,643).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$124,941,523
Gross unrealized appreciation	$23,323,381
Gross unrealized depreciation	(5,271,322)
Net unrealized appreciation (depreciation)	$18,052,059

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	757,029	9,244,124	(9,707,987)	293,166

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$293	$293,166

6

MFS® Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.6%
Aerospace – 3.4%
Honeywell International, Inc.	41,749	$2,548,829
Precision Castparts Corp.	18,405	3,182,225

		$5,731,054

Alcoholic Beverages – 1.2%
Diageo PLC	86,635	$2,082,056

Apparel Manufacturers – 1.7%
LVMH Moet Hennessy Louis Vuitton S.A.	4,185	$719,181
NIKE, Inc., “B”	9,690	1,050,784
VF Corp.	7,384	1,077,916

		$2,847,881

Automotive – 1.3%
Johnson Controls, Inc.	56,360	$1,830,573
LKQ Corp. (a)	7,880	245,620

		$2,076,193

Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc. (a)	22,480	$2,087,493
Biogen Idec, Inc. (a)	14,041	1,768,745
Celgene Corp. (a)	29,840	2,313,197
Gilead Sciences, Inc. (a)	20,770	1,014,615

		$7,184,050

Broadcasting – 4.0%
Discovery Communications, Inc., “A” (a)	22,410	$1,133,946
News Corp., “A”	88,930	1,751,032
Viacom, Inc., “B”	56,020	2,658,709
Walt Disney Co.	26,500	1,160,170

		$6,703,857

Brokerage & Asset Managers – 1.8%
Affiliated Managers Group, Inc. (a)	11,580	$1,294,760
Blackrock, Inc.	8,184	1,676,902

		$2,971,662

Business Services – 3.3%
Cognizant Technology Solutions Corp., “A” (a)	30,537	$2,349,822
FleetCor Technologies, Inc. (a)	16,180	627,299
Jones Lang LaSalle, Inc.	8,610	717,299
Verisk Analytics, Inc., “A” (a)	37,440	1,758,557

		$5,452,977

Cable TV – 1.3%
Comcast Corp., “Special A”	73,134	$2,158,184

Chemicals – 1.0%
Celanese Corp.	21,310	$984,096
Monsanto Co.	8,180	652,437

		$1,636,533

Computer Software – 6.4%
Autodesk, Inc. (a)	37,850	$1,601,812
Check Point Software Technologies Ltd. (a)	36,460	2,327,606

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Citrix Systems, Inc. (a)	12,160	$959,546
Nuance Communications, Inc. (a)	18,700	478,346
Oracle Corp.	72,880	2,125,181
Parametric Technology Corp. (a)	19,090	533,375
Red Hat, Inc. (a)	28,510	1,707,464
Salesforce.com, Inc. (a)	2,810	434,173
VeriSign, Inc.	14,658	561,988

		$10,729,491

Computer Software – Systems – 12.5%
Apple, Inc. (a)	23,898	$14,326,134
EMC Corp. (a)	138,490	4,138,081
NetApp, Inc. (a)	26,100	1,168,497
Verifone Systems, Inc. (a)	11,580	600,655
VMware, Inc. (a)	4,900	550,613

		$20,783,980

Construction – 1.4%
Owens Corning (a)	20,670	$744,740
Stanley Black & Decker, Inc.	20,930	1,610,773

		$2,355,513

Consumer Products – 0.5%
Estee Lauder Cos., Inc., “A”	13,400	$829,996

Consumer Services – 1.0%
Priceline.com, Inc. (a)	1,733	$1,243,428
Sotheby’s	10,180	400,481

		$1,643,909

Electrical Equipment – 3.3%
Danaher Corp.	96,680	$5,414,080

Electronics – 2.1%
Altera Corp.	29,840	$1,188,229
ASML Holding N.V.	14,235	713,743
Broadcom Corp., “A”	39,589	1,555,848

		$3,457,820

Energy – Independent – 3.2%
Cabot Oil & Gas Corp.	26,850	$836,915
EQT Corp.	11,440	551,522
Noble Energy, Inc.	16,290	1,592,836
Occidental Petroleum Corp.	10,590	1,008,486
Pioneer Natural Resources Co.	5,967	665,858
SM Energy Co.	9,150	647,546

		$5,303,163

Engineering – Construction – 0.6%
Fluor Corp.	16,180	$971,447

Food & Beverages – 2.7%
General Mills, Inc.	11,830	$466,694
Groupe Danone	19,627	1,369,032
Kraft Foods, Inc., “A”	16,600	630,966

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Mead Johnson Nutrition Co., “A”	24,830	$2,047,978

		$4,514,670

Gaming & Lodging – 1.4%
Las Vegas Sands Corp.	29,060	$1,672,984
Royal Caribbean Cruises Ltd.	21,210	624,210

		$2,297,194

General Merchandise – 3.3%
Costco Wholesale Corp.	17,614	$1,599,351
Dollar General Corp. (a)	25,710	1,187,802
Target Corp.	47,255	2,753,549

		$5,540,702

Internet – 3.9%
Google, Inc., “A” (a)	10,256	$6,576,557

Leisure & Toys – 0.4%
Polaris Industries, Inc.	9,090	$655,844

Machinery & Tools – 1.0%
Joy Global, Inc.	12,490	$918,015
Polypore International, Inc. (a)(l)	10,910	383,596
United Rentals, Inc. (a)	7,720	331,111

		$1,632,722

Medical & Health Technology & Services – 1.0%
Cerner Corp. (a)	15,898	$1,210,792
IDEXX Laboratories, Inc. (a)	5,200	454,740

		$1,665,532

Medical Equipment – 3.0%
Cooper Cos., Inc.	3,240	$264,740
Covidien PLC	36,159	1,977,174
Thermo Fisher Scientific, Inc.	48,734	2,747,623

		$4,989,537

Network & Telecom – 3.9%
F5 Networks, Inc. (a)	12,758	$1,721,820
Qualcomm, Inc.	69,182	4,705,760

		$6,427,580

Oil Services – 3.8%
Cameron International Corp. (a)	32,120	$1,696,900
Core Laboratories N.V.	3,860	507,860
Dresser-Rand Group, Inc. (a)	21,760	1,009,446
Ensco International PLC, ADR	22,230	1,176,634
FMC Technologies, Inc. (a)	12,490	629,746
National Oilwell Varco, Inc.	4,210	334,569
Oceaneering International, Inc.	13,500	727,515
Schlumberger Ltd.	4,653	325,384

		$6,408,054

Other Banks & Diversified Financials – 3.3%
MasterCard, Inc., “A”	6,416	$2,698,185
Visa, Inc., “A”	23,865	2,816,070

		$5,514,255

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 2.4%
Abbott Laboratories	24,580	$1,506,508
Allergan, Inc.	22,813	2,177,045
Teva Pharmaceutical Industries Ltd., ADR	6,980	314,519

		$3,998,072

Pollution Control – 0.4%
Stericycle, Inc. (a)	7,920	$662,429

Railroad & Shipping – 1.4%
Kansas City Southern Co. (a)	16,650	$1,193,639
Union Pacific Corp.	10,763	1,156,807

		$2,350,446

Restaurants – 1.5%
Starbucks Corp.	39,580	$2,212,126
YUM! Brands, Inc.	4,740	337,393

		$2,549,519

Specialty Chemicals – 1.8%
Airgas, Inc.	14,530	$1,292,734
Albemarle Corp.	5,830	372,654
Praxair, Inc.	12,281	1,407,894

		$3,073,282

Specialty Stores – 4.0%
Amazon.com, Inc. (a)	2,676	$541,917
PetSmart, Inc.	20,310	1,162,138
Ross Stores, Inc.	42,184	2,450,890
Tiffany & Co.	11,890	821,956
Tractor Supply Co.	9,240	836,774
Urban Outfitters, Inc. (a)	31,612	920,225

		$6,733,900

Telecommunications – Wireless – 2.1%
American Tower Corp., REIT	55,395	$3,490,993

Tobacco – 1.2%
Philip Morris International, Inc.	22,410	$1,985,750

Trucking – 0.8%
Expeditors International of Washington, Inc.	28,985	$1,348,092

Total Common Stocks		$162,748,976

MONEY MARKET FUNDS – 2.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,940,639	$3,940,639

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	286,704	$286,704

Total Investments		$166,976,319

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(292,552)

Net Assets – 100.0%		$166,683,767

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$162,748,976	$—	$—	$162,748,976
Mutual Funds	4,227,343	—	—	4,227,343
Total Investments	$166,976,319	$—	$—	$166,976,319

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $719,181 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$130,034,724
Gross unrealized appreciation	$38,844,342
Gross unrealized depreciation	(1,902,747)
Net unrealized appreciation (depreciation)	$36,941,595

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,552,303	11,378,333	(10,989,997)	3,940,639

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$713	$3,940,639

5

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 0.4%
Embraer S.A., ADR	17,709	$566,366

Airlines – 0.8%
Copa Holdings S.A., “A”	5,817	$460,706
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	9,460	648,199

		$1,108,905

Alcoholic Beverages – 1.0%
Companhia de Bebidas das Americas, ADR	33,995	$1,404,673

Apparel Manufacturers – 5.0%
Arezzo Industria e Comercio S.A.	43,980	$764,943
Cia.Hering S.A.	29,300	756,797
Li & Fung Ltd.	638,000	1,457,427
O’Key Group S.A., GDR	194,600	1,768,914
Stella International Holdings	658,500	1,597,587
Top Glove Corp.	435,300	640,341

		$6,986,009

Automotive – 3.1%
Geely Automobile Holdings Ltd.	2,205,000	$863,197
Guangzhou Automobile Group Co. Ltd., “H”	594,000	588,986
Kia Motors Corp.	29,140	1,905,718
Mando Corp.	6,676	981,028

		$4,338,929

Brokerage & Asset Managers – 2.2%
BM&F Bovespa S.A.	232,500	$1,431,592
Bolsa Mexicana de Valores S.A. de C.V.	419,900	847,756
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	47,900	795,075

		$3,074,423

Business Services – 3.0%
Cielo S.A.	11,096	$376,198
Infosys Technologies Ltd., ADR	37,009	2,110,623
LPS Brasil – Consultoria de Imoveis S.A.	43,200	876,803
Multiplus S.A.	27,020	556,549
Redecard S.A.	16,000	310,718

		$4,230,891

Cable TV – 2.1%
Dish TV India Ltd. (a)	640,286	$803,107
Naspers Ltd.	37,440	2,103,590

		$2,906,697

Computer Software – 0.3%
Totvs S.A.	22,800	$420,915

Computer Software – Systems – 3.4%
Asustek Computer, Inc.	135,000	$1,273,865
Hon Hai Precision Industry Co. Ltd.	697,256	2,704,969
NICE Systems Ltd., ADR (a)	19,980	785,214

		$4,764,048

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Conglomerates – 0.7%
Alfa S.A de C.V., “A”	18,110	$260,486
First Pacific Co. Ltd.	694,800	768,022

		$1,028,508

Construction – 1.5%
Anhui Conch Cement Co. Ltd.	245,000	$776,120
Corporacion GEO S.A.B. de C.V., “B” (a)	182,870	286,016
Corporacion Moctezuma S.A. de C.V.	156,200	378,358
PDG Realty S.A.	102,100	352,927
Urbi Desarrollos Urbanos S.A. de C.V. (a)	289,579	346,758

		$2,140,179

Consumer Products – 1.8%
Dabur India Ltd.	713,031	$1,491,984
Hengan International Group Co. Ltd.	54,000	545,872
Kimberly-Clark de Mexico S.A. de C.V., “A”	182,910	406,171

		$2,444,027

Consumer Services – 1.4%
Abril Educacao S.A., IEU (a)	7,890	$121,022
Anhanguera Educacional Participacoes S.A.	35,900	432,660
Estacio Participacoes S.A.	30,410	328,180
Kroton Educacional S.A. (a)	6,454	11,491
Kroton Educacional S.A., IEU (a)	69,936	1,018,707

		$1,912,060

Electrical Equipment – 0.3%
Crompton Greaves Ltd.	138,826	$376,325

Electronics – 10.0%
Samsung Electronics Co. Ltd.	6,050	$6,807,952
Seoul Semiconductor Co. Ltd.	24,201	507,280
Siliconware Precision Industries Co. Ltd.	1,945,000	2,350,119
Taiwan Semiconductor Manufacturing Co. Ltd.	1,335,258	3,840,939
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,931	472,626

		$13,978,916

Energy – Independent – 5.1%
Bankers Petroleum Ltd. (a)	107,528	$444,148
China Shenhua Energy Co. Ltd.	273,000	1,151,335
CNOOC Ltd.	625,000	1,277,668
INPEX Corp.	171	1,161,271
Reliance Industries Ltd.	135,130	1,990,943
Turkiye Petrol Rafinerileri AS	41,599	1,064,215

		$7,089,580

Energy – Integrated – 3.5%
OAO Gazprom, ADR	200,374	$2,444,563
Petroleo Brasileiro S.A., ADR	89,542	2,378,236

		$4,822,799

Food & Beverages – 1.6%
Arca Continental S.A.B de C.V.	64,676	$308,624
M. Dias Branco S.A. Industria e Comercio de Alimentos	32,500	851,023

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Tiger Brands Ltd.	28,865	$1,012,890

		$2,172,537

Food & Drug Stores – 2.4%
CP All PLC	416,200	$883,666
Dairy Farm International Holdings Ltd.	75,600	789,264
E-Mart Co. Ltd.	6,183	1,360,339
Raia Drogasil S.A.	37,600	365,608

		$3,398,877

Gaming & Lodging – 1.0%
Minor International PLC	525,500	$243,587
Sands China Ltd.	168,400	658,156
Shangri-La Asia Ltd.	242,000	527,967

		$1,429,710

General Merchandise – 3.4%
Bim Birlesik Magazalar A.S.	9,773	$370,127
Clicks Group Ltd.	249,750	1,456,305
Lojas Renner S.A.	11,600	398,433
Mr. Price Group Ltd.	199,837	2,457,649

		$4,682,514

Health Maintenance Organizations – 0.3%
OdontoPrev S.A.	20,800	$353,228

Insurance – 1.9%
Brazil Insurance Participacoes e Administracao S.A.	103,500	$1,105,618
China Pacific Insurance Co. Ltd.	472,400	1,473,322

		$2,578,940

Machinery & Tools – 2.3%
BEML Ltd.	19,441	$249,438
Glory Ltd.	28,300	622,555
Sinotruk Hong Kong Ltd.	1,307,500	757,673
Thermax Ltd.	40,155	366,120
TK Corp. (a)	47,480	1,250,852

		$3,246,638

Major Banks – 3.0%
Bank of China Ltd.	4,812,000	$1,943,473
Erste Group Bank AG	21,920	505,468
Standard Chartered PLC	67,293	1,675,923

		$4,124,864

Medical & Health Technology & Services – 1.0%
Diagnosticos da America S.A.	61,400	$471,234
Fleury S.A.	71,400	942,639

		$1,413,873

Metals & Mining – 5.6%
Companhia Siderurgica Nacional S.A., ADR	41,310	$390,793
Gerdau S.A., ADR	45,000	433,350
Grupo Mexico S.A.B. de C.V., “B”	182,417	575,462
Maanshan Iron & Steel Co. Ltd.	926,000	269,493
Mining & Metallurgical Co. Norilsk Nickel, ADR	46,136	844,289
MOIL Ltd.	109,092	535,877
POSCO	1,713	576,074
Steel Authority of India Ltd.	679,384	1,256,884

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – continued
Ternium S.A., ADR	21,770	$515,514
Vale S.A., ADR	102,358	2,388,012

		$7,785,748

Network & Telecom – 1.3%
HTC Corp.	31,253	$632,165
VTech Holdings Ltd.	86,600	1,110,163

		$1,742,328

Oil Services – 1.1%
Lamprell PLC	132,900	$728,490
Tenaris S.A., ADR	21,549	823,818

		$1,552,308

Other Banks & Diversified Financials – 14.9%
Banco Santander Chile, ADR	3,650	$314,229
Banco Santander S.A., IEU	102,700	945,170
Bancolombia S.A., ADR	4,641	300,087
Bangkok Bank Public Co. Ltd.	265,000	1,666,451
Bank Negara Indonesia PT	2,564,500	1,121,829
China Construction Bank	3,069,670	2,371,760
Chinatrust Financial Holding Co. Ltd.	1,509,088	948,469
CIMB Group Holdings Berhad	606,800	1,523,190
Commercial International Bank, GDR	158,150	651,736
Credicorp Ltd.	8,770	1,156,061
CSU Cardsystem S.A.	183,305	444,844
Hana Financial Group, Inc.	44,850	1,690,212
Housing Development Finance Corp. Ltd.	65,678	866,716
ICICI Bank Ltd.	48,786	850,323
Itau Unibanco Holding S.A., ADR	28,792	552,518
Komercni Banka A.S.	9,916	1,974,605
Sberbank of Russia	827,740	2,673,600
Turkiye Garanti Bankasi A.S.	165,229	655,449

		$20,707,249

Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B” (a)	305,700	$557,217

Precious Metals & Minerals – 0.5%
Gold Fields Ltd.	53,760	$735,862

Real Estate – 1.8%
Asian Property Development PLC	2,138,200	$422,788
Brasil Brokers Participacoes	219,100	937,397
Hang Lung Properties Ltd.	295,000	1,080,767

		$2,440,952

Restaurants – 0.4%
Ajisen China Holdings Ltd.	410,000	$540,158

Specialty Chemicals – 1.2%
Chugoku Marine Paints Ltd.	120,000	$736,688
Formosa Plastics Corp.	208,000	612,418
Mexichem S.A.B de C.V.	92,000	354,731

		$1,703,837

Specialty Stores – 0.5%
GOME Electrical Appliances Holdings Ltd.	1,936,000	$401,383
PT Mitra Adiperkasa Tbk	516,500	358,681

		$760,064

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 4.4%
America Movil S.A.B. de C.V., “L”, ADR	73,724	$1,830,567
China Mobile Ltd.	71,000	781,265
Mobile TeleSystems OJSC, ADR	37,672	690,904
MTN Group Ltd.	128,297	2,258,201
TIM Participacoes S.A., ADR	16,607	535,742

		$6,096,679

Telephone Services – 2.7%
China Unicom (Hong Kong) Ltd.	280,000	$470,824
China Unicom (Hong Kong) Ltd., ADR	92,660	1,556,688
Empresa Nacional de Telecomunicaciones S.A.	13,633	275,646
PT XL Axiata Tbk	2,697,500	1,489,761

		$3,792,919

Utilities – Electric Power – 2.1%
Aguas Andinas S.A.	866,008	$517,549
Companhia Energetica de Minas Gerais, IPS	18,700	446,743

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Enersis S.A., ADR	22,882	$461,988
Manila Water Co., Inc.	1,505,000	813,229
Tractebel Energia S.A.	41,680	747,087

		$2,986,596

Total Common Stocks		$138,397,348

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	780,743	$780,743

Total Investments		$139,178,091

OTHER ASSETS, LESS LIABILITIES – 0.1%		93,471

Net Assets – 100.0%		$139,271,562

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$25,201,802	$11,491	$—	$25,213,293
China	10,063,772	5,705,444	—	15,769,216
South Korea	13,143,043	1,936,413	—	15,079,456
Taiwan	10,485,451	2,350,119	—	12,835,570
India	9,181,300	1,717,039	—	10,898,339
South Africa	10,024,498	—	—	10,024,498
Russia	8,422,270	—	—	8,422,270
Hong Kong	5,235,937	2,753,416	—	7,989,353
Mexico	6,800,345	—	—	6,800,345
Other Countries	18,934,448	6,430,560	—	25,365,008
Mutual Funds	780,743	—	—	780,743
Total Investments	$118,273,609	$20,904,482	$—	$139,178,091

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $18,238,910 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $11,573,688 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$123,739,335
Gross unrealized appreciation	$25,277,025
Gross unrealized depreciation	(9,838,269)
Net unrealized appreciation (depreciation)	$15,438,756

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,374,005	8,708,639	(9,301,901)	780,743

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$176	$780,743

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

Brazil	18.1%
China	11.3%
South Korea	10.8%
Taiwan	9.2%
India	7.8%
South Africa	7.2%
Russia	6.0%
Hong Kong	5.7%
Mexico	4.9%
Other Countries	19.0%

5

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 88.3%
Foreign Bonds – 63.6%
Australia – 1.9%
Commonwealth of Australia, 5.75%, 2021	AUD	561,000	$658,557

Belgium – 1.3%
Kingdom of Belgium, 4.25%, 2021	EUR	330,000	$470,106

Canada – 3.3%
Bayview Commercial Asset Trust, FRN, 1.7%, 2023 (z)	CAD	180,000	$173,234
Government of Canada, 4.5%, 2015	CAD	370,000	406,705
Government of Canada, 4.25%, 2018	CAD	12,000	13,794
Government of Canada, 3.25%, 2021	CAD	224,000	245,638
Government of Canada, 5.75%, 2033	CAD	229,000	344,892

			$1,184,263

Denmark – 0.6%
Kingdom of Denmark, 3%, 2021	DKK	1,095,000	$216,606

France – 3.2%
Republic of France, 6%, 2025	EUR	207,000	$358,098
Republic of France, 4.75%, 2035	EUR	489,000	766,245

			$1,124,343

Germany – 9.7%
Federal Republic of Germany, 3.75%, 2013	EUR	1,244,000	$1,733,003
Federal Republic of Germany, 3.75%, 2015	EUR	366,000	533,970
Federal Republic of Germany, 4.25%, 2018	EUR	221,000	350,045
Federal Republic of Germany, 3.25%, 2021	EUR	270,000	407,200
Federal Republic of Germany, 6.25%, 2030	EUR	213,000	435,208

			$3,459,426

Italy – 7.2%
Republic of Italy, 4.25%, 2015	EUR	192,000	$262,370
Republic of Italy, 5.25%, 2017	EUR	1,249,000	1,741,518
Republic of Italy, 3.75%, 2021	EUR	446,000	546,292

			$2,550,180

Japan – 22.6%
Government of Japan, 1.7%, 2017	JPY	213,450,000	$2,754,219
Government of Japan, 1.1%, 2020	JPY	82,200,000	1,018,825
Government of Japan, 2.1%, 2024	JPY	130,550,000	1,733,055
Government of Japan, 2.2%, 2027	JPY	123,900,000	1,637,911
Government of Japan, 2.4%, 2037	JPY	66,300,000	884,795

			$8,028,805

Netherlands – 3.2%
ABN AMRO Bank N.V., FRN, 2.323%, 2014 (n)		$200,000	$200,511
Kingdom of the Netherlands, 3.75%, 2014	EUR	510,000	730,181

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Netherlands – continued
Kingdom of the Netherlands, 3.5%, 2020	EUR	37,000	$54,678
Kingdom of the Netherlands, 5.5%, 2028	EUR	90,000	161,946

			$1,147,316

Norway – 1.1%
Eksportfinans A.S.A., 1.875%, 2013		$205,000	$199,873
Government of Norway, 3.75%, 2021	NOK	990,000	192,133

			$392,006

Spain – 2.5%
Kingdom of Spain, 4.6%, 2019	EUR	686,000	$901,000

Sweden – 1.8%
Kingdom of Sweden, 5%, 2020	SEK	3,380,000	$636,354

United Kingdom – 5.2%
United Kingdom Treasury, 8%, 2021	GBP	133,100	$320,341
United Kingdom Treasury, 4.25%, 2027	GBP	355,000	668,821
United Kingdom Treasury, 4.25%, 2036	GBP	471,000	873,527

			$1,862,689

Total Foreign Bonds			$22,631,651

U.S. Bonds – 24.7%
Asset-Backed & Securitized – 0.1%
Commercial Mortgage Asset Trust, FRN, 0.727%, 2032 (i)(z)		$5,055,473	$50,029
First Union National Bank Commercial Mortgage Trust, FRN, 1.542%, 2043 (i)(z)		335,839	445

			$50,474

Mortgage-Backed – 3.5%
Fannie Mae, 4.764%, 2012		$170,504	$170,424
Fannie Mae, 5.37%, 2013		114,322	116,735
Fannie Mae, 4.78%, 2015		89,410	97,216
Fannie Mae, 4.856%, 2015		43,004	46,695
Fannie Mae, 5.5%, 2015		47,793	51,834
Fannie Mae, 5.09%, 2016		84,000	92,932
Fannie Mae, 5.423%, 2016		88,196	99,533
Fannie Mae, 5.05%, 2017		52,442	58,091
Fannie Mae, 5.16%, 2018		138,473	153,361
Fannie Mae, 5.1%, 2019		62,671	70,424
Fannie Mae, 5.18%, 2019		62,708	70,684
Fannie Mae, 6.16%, 2019		47,881	54,578
Freddie Mac, 3.882%, 2017		89,000	97,529
Freddie Mac, 5.085%, 2019		43,000	49,575
Freddie Mac, 5%, 2028		627	627

			$1,230,238

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 2.4%
Aid-Egypt, 4.45%, 2015	$301,000	$338,170
Small Business Administration, 4.57%, 2025	26,185	28,595
Small Business Administration, 5.09%, 2025	29,770	33,074
Small Business Administration, 5.21%, 2026	399,938	444,639

		$844,478

U.S. Treasury Obligations – 18.7%
U.S. Treasury Bonds, 6.875%, 2025	$236,000	$348,801
U.S. Treasury Bonds, 5.25%, 2029	101,000	132,247
U.S. Treasury Bonds, 4.5%, 2039	1,114,400	1,365,140
U.S. Treasury Notes, 4.125%, 2015	1,984,000	2,201,464
U.S. Treasury Notes, 4.75%, 2017	1,825,000	2,167,188
U.S. Treasury Notes, 3.5%, 2020	388,000	436,439

		$6,651,279

Total U.S. Bonds		$8,776,469

Total Bonds		$31,408,120

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS (y) – 2.9%
Bank of Nova Scotia, 0.06%, due 4/02/12	$305,000	$304,999
Barclays U.S. Funding Corp., 0.1%, due 4/02/12	710,000	709,998

Total Short-Term Obligations		$1,014,997

REPURCHASE AGREEMENTS – 6.7%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, dated 3/30/12, due 4/02/12, total to be received $2,371,006 (secured by U.S. Treasury and Federal Agency obligations valued at $2,418,420 in a jointly traded account), at Value	$2,371,000	$2,371,000

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	923,413	$923,413

Total Investments		$35,717,530

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(162,430)

Net Assets – 100.0%		$35,555,100

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,511, representing 0.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.7%, 2023	5/25/06	$180,261	$173,234
Commercial Mortgage Asset Trust, FRN, 0.727%, 2032	8/25/03-12/02/11	64,940	50,029
First Union National Bank Commercial Mortgage Trust, FRN, 1.542%, 2043	12/11/03-11/30/11	402	445
Total Restricted Securities			$223,708
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	Westpac Banking Corp.	7,000	4/12/12	$7,213	$7,244	$31
SELL	AUD	JPMorgan Chase Bank N.A.	15,000	4/12/12	15,954	15,522	432
BUY	CAD	Goldman Sachs International	3,000	4/12/12	2,994	3,007	13
SELL	CAD	Citibank N.A.	28,000	4/12/12	28,138	28,066	72
BUY	DKK	Merrill Lynch International Bank	1,644	4/12/12	282	294	12
BUY	DKK	UBS AG	22,000	4/12/12	3,942	3,944	2
BUY	EUR	Barclays Bank PLC	652,636	4/12/12	838,500	870,454	31,954
BUY	EUR	Citibank N.A.	165,030	4/12/12	211,680	220,108	8,428
BUY	EUR	Credit Suisse Group	534,761	4/12/12	682,267	713,239	30,972
BUY	EUR	Deutsche Bank AG	28,000	4/12/12	36,764	37,345	581
BUY	EUR	Goldman Sachs International	110,000	4/12/12	144,441	146,713	2,272
BUY	EUR	Merrill Lynch International Bank	55,000	4/12/12	71,833	73,356	1,523
BUY	EUR	UBS AG	84,000	4/12/12	110,628	112,035	1,407
SELL	EUR	Deutsche Bank AG	67,000	4/12/12	89,510	89,361	149
SELL	EUR	JPMorgan Chase Bank N.A.	67,377	4/12/12	89,918	89,864	54
BUY	GBP	Barclays Bank PLC	196,469	4/12/12	304,353	314,234	9,881
BUY	GBP	Citibank N.A.	7,000	4/12/12	10,867	11,196	329
BUY	GBP	Credit Suisse Group	44,851	4/12/12	70,858	71,735	877
BUY	GBP	Deutsche Bank AG	164,469	4/12/12	253,967	263,052	9,085
BUY	GBP	Goldman Sachs International	6,000	4/12/12	9,436	9,597	161
BUY	JPY	Barclays Bank PLC	647,000	4/12/12	7,765	7,817	52
SELL	JPY	Barclays Bank PLC	14,092,000	4/12/12	176,993	170,268	6,725
SELL	JPY	Citibank N.A.	16,787,000	4/12/12	208,826	202,830	5,996
SELL	JPY	Credit Suisse Group	5,949,000	4/12/12	74,485	71,879	2,606
SELL	JPY	Deutsche Bank AG	2,913,000	4/12/12	35,366	35,197	169
SELL	JPY	JPMorgan Chase Bank N.A.	4,303,000	4/12/12	53,429	51,991	1,438
SELL	JPY	Merrill Lynch International Bank	8,765,000	4/12/12	112,434	105,904	6,530
SELL	JPY	UBS AG	2,529,000	4/12/12	32,962	30,557	2,405
BUY	MXN	Citibank N.A.	1,189,000	4/12/12	91,722	92,855	1,133
SELL	MXN	UBS AG	1,189,000	4/12/12	93,233	92,854	379
BUY	NOK	Merrill Lynch International Bank	28,000	4/12/12	4,737	4,915	178
BUY	SEK	Barclays Bank PLC	40,000	4/12/12	5,910	6,044	134
BUY	SEK	Credit Suisse Group	48,000	4/12/12	7,128	7,253	124

							$126,104

Depreciation
BUY	AUD	Citibank N.A.	52,076	4/12/12	$54,308	$53,888	$(420)
BUY	AUD	Deutsche Bank AG	3,000	4/12/12	3,214	3,104	(110)
BUY	AUD	Goldman Sachs International	5,000	4/12/12	5,321	5,174	(147)
BUY	AUD	JPMorgan Chase Bank N.A.	6,000	4/12/12	6,438	6,209	(229)
BUY	AUD	Merrill Lynch International Bank	4,000	4/12/12	4,222	4,140	(82)
SELL	AUD	Westpac Banking Corp.	368,578	4/12/12	374,013	381,403	(7,390)
BUY	CAD	Deutsche Bank AG	4,000	4/12/12	4,032	4,009	(23)
SELL	CAD	Deutsche Bank AG	15,000	4/12/12	14,980	15,036	(56)
SELL	CAD	Goldman Sachs International	509,662	4/12/12	495,756	510,864	(15,108)
BUY	CNY	JPMorgan Chase Bank N.A.	2,395,000	5/16/12	380,763	380,035	(728)
SELL	CNY	JPMorgan Chase Bank N.A.	2,395,000	5/16/12	376,321	380,035	(3,714)
SELL	DKK	Credit Suisse Group	40,000	4/12/12	7,112	7,170	(58)
BUY	EUR	Barclays Bank PLC	235,560	4/12/12	316,902	314,177	(2,725)
SELL	EUR	Barclays Bank PLC	27,000	4/12/12	35,154	36,011	(858)
SELL	EUR	Citibank N.A.	317,291	4/12/12	415,222	423,187	(7,965)
SELL	EUR	Credit Suisse Group	35,000	4/12/12	45,965	46,681	(716)

3

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation – continued
SELL	EUR	Deutsche Bank AG	228,000	4/12/12	$296,143	$304,095	$(7,952)
SELL	EUR	Goldman Sachs International	7,303	4/12/12	9,626	9,740	(114)
SELL	EUR	JPMorgan Chase Bank N.A.	229,734	4/12/12	294,642	306,408	(11,766)
SELL	EUR	Merrill Lynch International Bank	28,000	4/12/12	35,515	37,345	(1,830)
SELL	EUR	UBS AG	1,395,622	4/12/12-6/15/12	1,831,737	1,862,027	(30,290)
SELL	GBP	Barclays Bank PLC	11,000	4/12/12	16,831	17,593	(762)
SELL	GBP	Citibank N.A.	4,000	4/12/12	6,292	6,397	(105)
SELL	GBP	JPMorgan Chase Bank N.A.	72,000	4/12/12	113,978	115,157	(1,179)
SELL	GBP	UBS AG	28,000	4/12/12	44,467	44,783	(316)
BUY	JPY	Barclays Bank PLC	29,176,000	4/12/12	357,948	352,521	(5,427)
BUY	JPY	Citibank N.A.	282,000	4/12/12	3,708	3,408	(300)
BUY	JPY	Goldman Sachs International	129,865,658	4/12/12	1,687,185	1,569,111	(118,074)
BUY	JPY	HSBC Bank	129,865,658	4/12/12	1,687,838	1,569,110	(118,728)
BUY	JPY	Morgan Stanley Capital Services, Inc.	1,524,000	4/12/12	19,790	18,414	(1,376)
SELL	JPY	Barclays Bank PLC	10,525,492	4/12/12	126,956	127,175	(219)
SELL	JPY	Credit Suisse Group	1,472,000	4/12/12	17,596	17,785	(189)
SELL	JPY	Deutsche Bank AG	2,343,000	4/12/12	28,274	28,310	(36)
SELL	NOK	Citibank N.A.	35,000	4/12/12	5,828	6,144	(316)
SELL	NOK	Credit Suisse Group	1,122,167	4/12/12	186,104	196,985	(10,881)
SELL	SEK	Goldman Sachs International	1,651,500	4/12/12	237,595	249,537	(11,942)
SELL	SEK	Merrill Lynch International Bank	1,651,500	4/12/12	237,533	249,537	(12,004)
SELL	SEK	UBS AG	63,000	4/12/12	9,304	9,519	(215)

							$(374,350)

At March 31, 2012, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$7,495,757	$—	$7,495,757
Non-U.S. Sovereign Debt	—	22,257,906	—	22,257,906
Residential Mortgage-Backed Securities	—	1,230,238	—	1,230,238
Commercial Mortgage-Backed Securities	—	223,708	—	223,708
Foreign Bonds	—	200,511	—	200,511
Short Term Securities	—	3,385,997	—	3,385,997
Mutual Funds	923,413	—	—	923,413
Total Investments	$923,413	$34,794,117	$—	$35,717,530

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(248,246)	$—	$(248,246)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$33,766,613
Gross unrealized appreciation	$2,097,843
Gross unrealized depreciation	(146,926)
Net unrealized appreciation (depreciation)	$1,950,917

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	923,205	208	—	923,413

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$197	$923,413

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	35.7%
Japan	22.6%
Germany	9.9%
Italy	7.2%
United Kingdom	5.3%
Canada	3.4%
Netherlands	3.3%
France	3.3%
Spain	2.6%
Other Countries	6.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 1.8%
United Technologies Corp.	14,030	$1,163,640

Alcoholic Beverages – 3.9%
Diageo PLC	37,939	$911,769
Heineken N.V.	7,929	440,709
Pernod Ricard S.A.	11,629	1,215,952

		$2,568,430

Apparel Manufacturers – 4.5%
Cia.Hering S.A.	3,300	$85,237
Compagnie Financiere Richemont S.A.	8,357	523,990
Li & Fung Ltd.	277,600	634,141
LVMH Moet Hennessy Louis Vuitton S.A.	7,269	1,249,157
NIKE, Inc., “B”	4,280	464,123

		$2,956,648

Automotive – 0.9%
Johnson Controls, Inc.	18,470	$599,906

Broadcasting – 2.5%
Publicis Groupe S.A.	17,245	$950,691
Viacom, Inc., “B”	15,140	718,544

		$1,669,235

Brokerage & Asset Managers – 3.2%
BM&F Bovespa S.A.	71,300	$439,022
Charles Schwab Corp.	29,200	419,604
CME Group, Inc.	1,190	344,303
Franklin Resources, Inc.	7,260	900,458

		$2,103,387

Business Services – 8.3%
Accenture PLC, “A”	13,620	$878,490
Brenntag AG	4,666	571,400
Cognizant Technology Solutions Corp., “A” (a)	3,960	304,722
Compass Group PLC	122,790	1,287,420
Dun & Bradstreet Corp.	6,090	516,006
Intertek Group PLC	9,142	367,174
LPS Brasil – Consultoria de Imoveis S.A.	23,500	476,965
Michael Page International PLC	25,090	192,631
MSCI, Inc., “A” (a)	13,980	514,604
Verisk Analytics, Inc., “A” (a)	8,660	406,760

		$5,516,172

Chemicals – 0.5%
Monsanto Co.	4,060	$323,826

Computer Software – 3.7%
Autodesk, Inc. (a)	11,280	$477,370
Check Point Software Technologies Ltd. (a)	7,420	473,693
Dassault Systems S.A.	3,848	354,062
Oracle Corp.	39,830	1,161,443

		$2,466,568

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 3.9%
Apple, Inc. (a)	2,210	$1,324,829
EMC Corp. (a)	17,050	509,454
International Business Machines Corp.	3,520	734,448

		$2,568,731

Consumer Products – 5.5%
Colgate-Palmolive Co.	13,450	$1,315,141
Procter & Gamble Co.	15,710	1,055,869
Reckitt Benckiser Group PLC	22,342	1,262,555

		$3,633,565

Electrical Equipment – 8.3%
Amphenol Corp., “A”	10,870	$649,700
Danaher Corp.	27,230	1,524,880
Legrand S.A.	27,567	1,014,377
Mettler-Toledo International, Inc. (a)	1,830	338,093
Schneider Electric S.A.	9,566	625,023
Sensata Technologies Holding B.V. (a)	28,630	958,532
W.W. Grainger, Inc.	1,930	414,583

		$5,525,188

Electronics – 5.0%
ASML Holding N.V.	8,170	$409,644
Microchip Technology, Inc.	19,110	710,892
Samsung Electronics Co. Ltd.	663	746,062
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,378	1,457,376

		$3,323,974

Energy – Independent – 1.4%
Occidental Petroleum Corp.	10,070	$958,966

Energy – Integrated – 0.9%
Exxon Mobil Corp.	6,880	$596,702

Food & Beverages – 5.2%
Groupe Danone	23,431	$1,634,371
Mead Johnson Nutrition Co., “A”	5,140	423,947
Nestle S.A.	5,733	360,734
PepsiCo, Inc.	14,940	991,269

		$3,410,321

General Merchandise – 2.7%
Kohl’s Corp.	7,820	$391,235
Lojas Renner S.A.	20,900	717,867
Target Corp.	11,130	648,545

		$1,757,647

Internet – 2.7%
Google, Inc., “A” (a)	2,320	$1,487,677
Yahoo Japan Corp.	882	285,369

		$1,773,046

Machinery & Tools – 1.3%
Schindler Holding AG	7,069	$850,441

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 4.6%
Bank of New York Mellon Corp.	12,150	$293,180
Credit Suisse Group AG	18,942	539,911
HSBC Holdings PLC	66,259	587,984
Julius Baer Group Ltd.	18,932	764,243
Standard Chartered PLC	34,561	862,374

		$3,047,692

Medical & Health Technology & Services – 1.4%
Diagnosticos da America S.A.	30,900	$237,152
Fresenius Medical Care AG & Co. KGaA	4,451	315,455
Patterson Cos., Inc.	11,270	376,418

		$929,025

Medical Equipment – 5.9%
Becton, Dickinson & Co.	6,010	$466,677
DENTSPLY International, Inc.	13,880	557,004
Essilor International S.A.	4,757	423,997
Sonova Holding AG	6,860	762,222
St. Jude Medical, Inc.	8,020	355,366
Thermo Fisher Scientific, Inc.	16,620	937,036
Waters Corp. (a)	4,400	407,704

		$3,910,006

Metals & Mining – 1.6%
Rio Tinto Ltd.	19,100	$1,052,769

Network & Telecom – 0.6%
Cisco Systems, Inc.	20,150	$426,173

Oil Services – 1.9%
National Oilwell Varco, Inc.	3,660	$290,860
Schlumberger Ltd.	13,350	933,566

		$1,224,426

Other Banks & Diversified Financials – 5.0%
Banco Santander Brasil S.A., ADR	86,600	$794,122
Credicorp Ltd.	4,450	586,599
HDFC Bank Ltd.	35,978	366,485
MasterCard, Inc., “A”	1,380	580,345
Visa, Inc., “A”	8,530	1,006,540

		$3,334,091

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 2.5%
Allergan, Inc.	3,780	$360,725
Bayer AG	9,047	636,360
Johnson & Johnson	4,920	324,523
Teva Pharmaceutical Industries Ltd., ADR	8,040	362,282

		$1,683,890

Railroad & Shipping – 1.1%
Kuehne & Nagel, Inc. AG	5,400	$730,409

Real Estate – 0.4%
Brasil Brokers Participacoes	67,600	$289,220

Specialty Chemicals – 5.1%
Akzo Nobel N.V.	5,826	$343,984
L’Air Liquide S.A.	2,473	329,692
Linde AG	4,740	850,590
Praxair, Inc.	4,530	519,319
Shin-Etsu Chemical Co. Ltd.	15,300	891,014
Symrise AG	15,350	444,249

		$3,378,848

Specialty Stores – 1.6%
Industria de Diseno Textil S.A.	11,205	$1,073,286

Telecommunications – Wireless – 0.5%
MTN Group Ltd.	17,297	$304,451

Trucking – 0.9%
Expeditors International of Washington, Inc.	12,130	$564,166

Total Common Stocks		$65,714,845

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	442,054	$442,054

Total Investments		$66,156,899

OTHER ASSETS, LESS LIABILITIES – 0.0%		31,806

Net Assets – 100.0%		$66,188,705

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

3

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,628,169	$—	$—	$32,628,169
France	7,797,321	—	—	7,797,321
United Kingdom	6,524,676	—	—	6,524,676
Switzerland	4,531,951	—	—	4,531,951
Brazil	3,039,583	—	—	3,039,583
Germany	2,818,053	—	—	2,818,053
Taiwan	1,457,376	—	—	1,457,376
Netherlands	1,194,337	—	—	1,194,337
Japan	285,369	891,014	—	1,176,383
Other Countries	3,546,371	1,000,625	—	4,546,996
Mutual Funds	442,054	—	—	442,054
Total Investments	$64,265,260	$1,891,639	$—	$66,156,899

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,891,639 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $14,581,139 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$58,896,235
Gross unrealized appreciation	$10,098,850
Gross unrealized depreciation	(2,838,186)
Net unrealized appreciation (depreciation)	$7,260,664

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	432,111	3,266,403	(3,256,460)	442,054

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$218	$442,054

4

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	50.1%
France	11.8%
United Kingdom	9.8%
Switzerland	6.8%
Brazil	4.6%
Germany	4.3%
Taiwan	2.2%
Netherlands	1.8%
Japan	1.8%
Other Countries	6.8%

5

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 35.6%
Aerospace – 2.1%
Cobham PLC	606,358	$2,221,962
Honeywell International, Inc.	72,370	4,418,189
Lockheed Martin Corp.	96,010	8,627,459
Northrop Grumman Corp.	25,340	1,547,767
United Technologies Corp.	60,100	4,984,694

		$21,800,071

Alcoholic Beverages – 0.8%
Heineken N.V.	149,570	$8,313,390

Automotive – 0.3%
Johnson Controls, Inc.	52,540	$1,706,499
USS Co. Ltd.	16,340	1,665,775

		$3,372,274

Broadcasting – 1.2%
Fuji Television Network, Inc.	1,049	$1,812,010
Nippon Television Network Corp.	11,300	1,819,096
Omnicom Group, Inc.	56,210	2,847,037
Viacom, Inc., “B”	49,530	2,350,694
Walt Disney Co.	88,390	3,869,714

		$12,698,551

Brokerage & Asset Managers – 0.6%
Blackrock, Inc.	15,997	$3,277,785
Computershare Ltd.	134,699	1,255,751
Daiwa Securities Group, Inc.	491,000	1,966,882

		$6,500,418

Business Services – 1.8%
Accenture PLC, “A”	98,720	$6,367,440
Amadeus IT Holding S.A.	143,952	2,716,641
Bunzl PLC	165,520	2,658,084
Compass Group PLC	334,230	3,504,311
Dun & Bradstreet Corp.	22,010	1,864,907
Nomura Research, Inc.	81,800	2,047,595

		$19,158,978

Cable TV – 0.2%
Comcast Corp., “Special A”	79,890	$2,357,554

Chemicals – 0.8%
3M Co.	45,190	$4,031,400
Givaudan S.A.	2,417	2,329,445
PPG Industries, Inc.	26,520	2,540,616

		$8,901,461

Computer Software – 0.4%
Oracle Corp.	152,210	$4,438,444

Computer Software – Systems – 0.8%
International Business Machines Corp.	29,360	$6,125,964
Konica Minolta Holdings, Inc.	242,500	2,141,368

		$8,267,332

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.6%
Geberit AG	8,469	$1,772,232
Sherwin-Williams Co.	14,290	1,552,894
Stanley Black & Decker, Inc.	41,360	3,183,066

		$6,508,192

Consumer Products – 1.7%
Henkel KGaA, IPS	69,008	$5,056,455
Kao Corp.	153,700	4,054,380
KOSE Corp.	39,000	886,446
Procter & Gamble Co.	57,130	3,839,707
Reckitt Benckiser Group PLC	65,695	3,712,449

		$17,549,437

Electrical Equipment – 0.7%
Danaher Corp.	48,280	$2,703,680
Legrand S.A.	80,550	2,963,980
Spectris PLC	48,310	1,393,212

		$7,060,872

Electronics – 0.9%
Halma PLC	218,123	$1,327,868
Intel Corp.	55,070	1,548,018
Samsung Electronics Co. Ltd.	2,647	2,978,620
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217,578	3,324,592

		$9,179,098

Energy – Independent – 0.6%
Cairn Energy PLC	362,604	$1,873,933
Occidental Petroleum Corp.	46,050	4,385,342

		$6,259,275

Energy – Integrated – 1.9%
BP PLC	762,857	$5,643,991
Chevron Corp.	41,000	4,396,840
Exxon Mobil Corp.	55,230	4,790,098
Royal Dutch Shell PLC, “A”	163,647	5,715,388

		$20,546,317

Food & Beverages – 1.6%
General Mills, Inc.	72,890	$2,875,511
Groupe Danone	89,376	6,234,199
Nestle S.A.	127,255	8,007,183

		$17,116,893

Food & Drug Stores – 0.4%
CVS Caremark Corp.	42,010	$1,882,048
Lawson, Inc.	44,800	2,824,871

		$4,706,919

General Merchandise – 0.3%
Target Corp.	62,840	$3,661,687

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.2%
Aon Corp.	45,560	$2,235,174
Hiscox Ltd.	226,322	1,433,891
ING Groep N.V. (a)	291,515	2,428,793
Jardine Lloyd Thompson Group PLC	110,021	1,229,211
MetLife, Inc.	115,330	4,307,576
Prudential Financial, Inc.	41,170	2,609,766
Swiss Re Ltd.	49,548	3,164,332
Travelers Cos., Inc.	46,550	2,755,760
Zurich Insurance Group AG	9,829	2,641,537

		$22,806,040

Leisure & Toys – 0.2%
Hasbro, Inc.	48,370	$1,776,146

Machinery & Tools – 0.3%
Glory Ltd.	40,900	$899,735
Neopost S.A.	23,606	1,518,125
Schindler Holding AG	10,834	1,303,392

		$3,721,252

Major Banks – 2.6%
Bank of New York Mellon Corp.	182,131	$4,394,821
Goldman Sachs Group, Inc.	24,840	3,089,351
HSBC Holdings PLC	517,033	4,588,167
JPMorgan Chase & Co.	133,760	6,150,285
State Street Corp.	46,820	2,130,310
Sumitomo Mitsui Financial Group, Inc.	38,100	1,265,052
Toronto-Dominion Bank	16,804	1,426,264
Wells Fargo & Co.	122,700	4,188,978

		$27,233,228

Medical & Health Technology & Services – 0.4%
Kobayashi Pharmaceutical Co. Ltd.	34,900	$1,749,750
Miraca Holdings, Inc.	21,400	839,893
Quest Diagnostics, Inc.	26,460	1,618,029

		$4,207,672

Medical Equipment – 1.0%
Becton, Dickinson & Co.	19,620	$1,523,493
Medtronic, Inc.	80,180	3,142,254
Smith & Nephew PLC	138,809	1,406,529
St. Jude Medical, Inc.	45,590	2,020,093
Synthes, Inc. (n)	11,936	2,070,652

		$10,163,021

Network & Telecom – 0.4%
Ericsson, Inc., “B”	381,668	$3,954,675

Oil Services – 0.1%
Transocean, Inc.	15,210	$831,987

Other Banks & Diversified Financials – 0.7%
DnB NOR A.S.A.	197,160	$2,534,284
Hachijuni Bank Ltd.	134,000	794,223
MasterCard, Inc., “A”	4,550	1,913,457
Sapporo Hokuyo Holdings, Inc.	166,100	616,617
Western Union Co.	104,180	1,833,568

		$7,692,149

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 3.7%
Abbott Laboratories		92,610	$5,676,067
Bayer AG		72,758	5,117,748
GlaxoSmithKline PLC		292,236	6,527,685
Johnson & Johnson		111,130	7,330,135
Pfizer, Inc.		321,170	7,277,712
Roche Holding AG		29,266	5,093,263
Santen Pharmaceutical Co. Ltd.		39,500	1,693,443

			$38,716,053

Railroad & Shipping – 0.2%
Canadian National Railway Co.		25,810	$2,050,088

Real Estate – 0.3%
Deutsche Wohnen AG		141,772	$2,095,020
GSW Immobilien AG (a)		46,011	1,590,270

			$3,685,290

Specialty Chemicals – 0.3%
Shin-Etsu Chemical Co. Ltd.		46,000	$2,678,865

Specialty Stores – 0.1%
Esprit Holdings Ltd.		658,500	$1,329,928

Telecommunications – Wireless – 1.8%
KDDI Corp.		1,318	$8,576,024
NTT DoCoMo, Inc.		1,428	2,380,074
Vodafone Group PLC		3,007,671	8,284,150

			$19,240,248

Telephone Services – 1.1%
AT&T, Inc.		157,840	$4,929,343
China Unicom (Hong Kong) Ltd.		808,000	1,358,663
Royal KPN N.V.		238,831	2,627,226
TDC A.S.		230,167	1,674,017
Telecom Italia S.p.A.		1,254,101	1,232,702

			$11,821,951

Tobacco – 1.9%
British American Tobacco PLC		112,703	$5,679,361
Japan Tobacco, Inc.		874	4,954,127
Philip Morris International, Inc.		104,216	9,234,580

			$19,868,068

Trucking – 0.3%
Yamato Holdings Co. Ltd.		230,400	$3,583,495

Utilities – Electric Power – 0.3%
PG&E Corp.		70,450	$3,058,235

Total Common Stocks			$376,815,554

BONDS – 55.4%
Asset-Backed & Securitized – 2.7%
Bayview Commercial Asset Trust, FRN, 1.7%, 2023 (z)	CAD	170,000	$163,610
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$3,479,018	3,805,482
Commercial Mortgage Asset Trust, FRN, 0.727%, 2032 (i)(z)		2,072,956	20,514

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	$532,759	$566,414
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,032,759	3,390,673
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,310,000	2,545,412
CWCapital LLC, 5.223%, 2048	2,310,000	2,534,872
First Union National Bank Commercial Mortgage Trust, FRN, 1.542%, 2043 (i)(z)	259,035	343
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	513,038	497,646
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.816%, 2049	1,230,759	1,311,259
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.983%, 2051	1,808,573	1,942,733
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.816%, 2049	2,310,000	2,531,956
Merrill Lynch Mortgage Trust, FRN, 6.032%, 2050	3,310,000	3,712,410
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.839%, 2050	2,373,000	2,480,962
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.736%, 2050	2,460,000	2,665,747
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.898%, 2051	620,000	653,792

		$28,823,825

Automotive – 0.1%
Volkswagen International Finance N.V., 2.375%, 2017 (n)	$1,052,000	$1,055,580

Biotechnology – 0.2%
Life Technologies Corp., 6%, 2020	$1,560,000	$1,784,684

Broadcasting – 0.1%
NBCUniversal Media LLC, 5.15%, 2020	$1,166,000	$1,319,685

Building – 0.2%
Mohawk Industries, Inc., 6.375%, 2016	$1,145,000	$1,265,225
Owens Corning, Inc., 6.5%, 2016	1,080,000	1,199,848

		$2,465,073

Cable TV – 0.3%
DIRECTV Holdings LLC, 5.2%, 2020	$1,656,000	$1,821,102
Time Warner Cable, Inc., 5%, 2020	1,020,000	1,126,240

		$2,947,342

Chemicals – 0.1%
Dow Chemical Co., 8.55%, 2019	$930,000	$1,218,781

Consumer Products – 0.1%
Whirlpool Corp., 8%, 2012	$970,000	$974,934

Issuer	Shares/Par		Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – 1.8%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)		$910,000	$1,016,925
Banco do Brasil S.A., 5.875%, 2022 (n)		1,798,000	1,850,142
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		519,000	521,595
BNDES Participacoes S.A., 6.5%, 2019 (n)		700,000	823,375
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)		2,218,000	2,427,601
CEZ A.S., 4.25%, 2022 (z)		1,645,000	1,636,027
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		669,000	711,694
Comision Federal de Electricidad, 5.75%, 2042 (n)		1,163,000	1,161,837
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		474,000	485,611
Empresa Nacional del Petroleo, 6.25%, 2019		619,000	707,313
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)		693,000	681,773
Pemex Project Funding Master Trust, 5.75%, 2018		1,003,000	1,128,375
Petrobras International Finance Co., 5.375%, 2021		4,002,000	4,309,109
Petroleos Mexicanos, 6%, 2020		600,000	683,100
Petroleos Mexicanos, 5.5%, 2021		664,000	732,060

			$18,876,537

Emerging Market Sovereign – 1.3%
Federative Republic of Brazil, 5.625%, 2041		$1,255,000	$1,446,388
Republic of Colombia, 6.125%, 2041		2,481,000	3,039,225
Republic of Lithuania, 6.625%, 2022 (n)		2,052,000	2,272,590
Republic of Peru, 7.35%, 2025		1,400,000	1,912,400
Republic of Peru, 5.625%, 2050		51,000	57,120
Republic of Poland, 5%, 2022		431,000	454,283
Republic of South Africa, 5.5%, 2020		900,000	1,003,500
Republic of South Africa, 6.25%, 2041		483,000	565,110
Russian Federation, 4.5%, 2022 (z)		400,000	398,800
Russian Federation, 5.625%, 2042 (z)		200,000	198,400
United Mexican States, 7.5%, 2027	MXN	33,700,000	2,788,541

			$14,136,357

Energy – Independent – 0.1%
Encana Corp., 3.9%, 2021		$870,000	$846,945

Energy – Integrated – 0.3%
Hess Corp., 8.125%, 2019		$980,000	$1,265,597
LUKOIL International Finance B.V., 6.125%, 2020 (n)		2,117,000	2,244,020

			$3,509,617

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – 0.2%
General Electric Capital Corp., 4.625%, 2021		$900,000	$960,498
International Lease Finance Corp., 5.75%, 2016		974,000	972,908
SLM Corp., 6.25%, 2016		493,000	512,720

			$2,446,126

Food & Beverages – 0.7%
Anheuser-Busch InBev S.A., 5.375%, 2020		$1,310,000	$1,539,507
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		3,144,000	3,201,784
Kraft Foods, Inc., 6.125%, 2018		470,000	564,004
Pernod Ricard S.A., 5.5%, 2042 (n)		227,000	228,206
Pernod-Ricard S.A., 4.45%, 2022 (n)		241,000	244,463
SABMiller Holdings, Inc., 3.75%, 2022 (n)		466,000	474,090
Tyson Foods, Inc., 6.85%, 2016		1,213,000	1,376,755

			$7,628,809

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$910,000	$1,073,891

Forest & Paper Products – 0.2%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$1,590,000	$1,774,887
Votorantim Participacoes S.A., 6.75%, 2021 (n)		600,000	671,880

			$2,446,767

Insurance – 0.3%
American International Group, Inc., 4.875%, 2016		$1,460,000	$1,544,330
Unum Group, 7.125%, 2016		800,000	913,361
UnumProvident Corp., 6.85%, 2015 (n)		696,000	761,551

			$3,219,242

Insurance – Property & Casualty – 0.6%
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$342,496
Chubb Corp., 6.375% to 2017, FRN to 2067		1,010,000	1,042,825
CNA Financial Corp., 5.875%, 2020		2,000,000	2,143,984
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		1,089,000	1,026,383
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,000,000	1,980,000

			$6,535,688

International Market Quasi-Sovereign – 0.1%
Statoil A.S.A., 4.25%, 2041		$1,260,000	$1,255,099

International Market Sovereign – 28.7%
Commonwealth of Australia, 5.75%, 2021	AUD	11,277,000	$13,238,041
Federal Republic of Germany, 3.75%, 2013	EUR	5,547,000	7,727,466

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Federal Republic of Germany, 3.75%, 2015	EUR	8,251,000	$12,037,665
Federal Republic of Germany, 3.25%, 2021	EUR	1,619,000	2,441,691
Federal Republic of Germany, 6.25%, 2030	EUR	4,664,000	9,529,615
Government of Canada, 4.5%, 2015	CAD	7,717,000	8,482,549
Government of Canada, 4.25%, 2018	CAD	12,217,000	14,042,967
Government of Canada, 3.25%, 2021	CAD	2,318,000	2,541,910
Government of Canada, 5.75%, 2033	CAD	1,247,000	1,878,082
Government of Japan, 1.7%, 2017	JPY	1,493,900,000	19,276,310
Government of Japan, 1.1%, 2020	JPY	1,716,700,000	21,277,581
Government of Japan, 2.1%, 2024	JPY	1,121,200,000	14,883,960
Government of Japan, 2.2%, 2027	JPY	667,450,000	8,823,436
Government of Japan, 2.4%, 2037	JPY	613,200,000	8,183,349
Government of New Zealand, 6%, 2021	NZD	1,894,000	1,771,844
Government of Norway, 3.75%, 2021	NOK	26,421,000	5,127,616
Kingdom of Belgium, 4.25%, 2021	EUR	3,802,000	5,416,195
Kingdom of Denmark, 3%, 2021	DKK	9,278,000	1,835,313
Kingdom of Spain, 4.6%, 2019	EUR	11,023,000	14,477,734
Kingdom of Sweden, 5%, 2020	SEK	58,730,000	11,057,127
Kingdom of the Netherlands, 3.75%, 2014	EUR	8,345,000	11,947,758
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,387,000	2,495,769
Republic of Austria, 4.65%, 2018	EUR	4,003,000	6,116,129
Republic of Finland, 3.875%, 2017	EUR	1,557,000	2,337,803
Republic of France, 6%, 2025	EUR	3,219,000	5,568,683
Republic of France, 4.75%, 2035	EUR	6,145,000	9,628,992
Republic of Iceland, 4.875%, 2016 (n)		$1,518,000	1,523,145
Republic of Italy, 4.25%, 2015	EUR	3,341,000	4,565,505
Republic of Italy, 5.25%, 2017	EUR	11,463,000	15,983,201
Republic of Italy, 3.75%, 2021	EUR	7,205,000	8,825,187
United Kingdom Treasury, 8%, 2015	GBP	6,863,000	13,919,421
United Kingdom Treasury, 5%, 2018	GBP	5,837,000	11,328,651
United Kingdom Treasury, 8%, 2021	GBP	4,705,000	11,323,849
United Kingdom Treasury, 4.25%, 2027	GBP	2,843,000	5,356,224
United Kingdom Treasury, 4.25%, 2036	GBP	4,364,000	8,093,568

			$303,064,336

Major Banks – 2.4%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$835,000	$847,116
Bank of America Corp., 5.65%, 2018		1,535,000	1,638,616

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Bank of America Corp., 7.625%, 2019	2,225,000	$2,565,683
BB&T Corp., 3.95%, 2016	1,820,000	1,969,735
Goldman Sachs Group, Inc., 5.75%, 2022	1,056,000	1,086,349
HSBC USA, Inc., 4.875%, 2020	1,870,000	1,916,097
ING Bank N.V., FRN, 1.874%, 2014 (n)	1,900,000	1,879,921
JPMorgan Chase & Co., 4.25%, 2020	2,760,000	2,825,870
Macquarie Bank Ltd., 5%, 2017 (n)	1,502,000	1,513,430
Macquarie Group Ltd., 6.25%, 2021 (n)	980,000	991,780
Morgan Stanley, 7.3%, 2019	1,772,000	1,906,959
PNC Financial Services Group, Inc., 5.125%, 2020	1,670,000	1,891,639
PNC Financial Services Group, Inc., FRN, 6.75%, 2049	860,000	906,715
Royal Bank of Scotland PLC, 6.125%, 2021	1,710,000	1,830,288
Sumitomo Mitsui Banking, 3.1%, 2016 (n)	880,000	911,588
SunTrust Banks, Inc., 3.5%, 2017	550,000	561,000

		$25,242,786

Medical & Health Technology & Services – 0.3%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$2,800,000	$2,831,643
Aristotle Holding, Inc., 3.9%, 2022 (n)	285,000	288,063

		$3,119,706

Metals & Mining – 0.6%
ArcelorMittal, 9.85%, 2019	$767,000	$922,916
ArcelorMittal, 5.5%, 2021	970,000	952,031
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	2,197,000	2,105,805
Southern Copper Corp., 6.75%, 2040	407,000	439,828
Teck Resources Ltd., 10.75%, 2019	414,000	514,264
Vale Overseas Ltd., 5.625%, 2019	149,000	166,511
Vale Overseas Ltd., 4.625%, 2020	410,000	431,270
Vale Overseas Ltd., 4.375%, 2022	998,000	1,002,437

		$6,535,062

Mortgage-Backed – 6.9%
Fannie Mae, 4.764%, 2012	$147,101	$147,033
Fannie Mae, 5.37%, 2013	137,186	140,082
Fannie Mae, 4.562%, 2014	74,083	78,156
Fannie Mae, 4.61%, 2014	119,441	126,575
Fannie Mae, 4.777%, 2014	423,357	442,415
Fannie Mae, 4.563%, 2015	658,268	699,173
Fannie Mae, 4.78%, 2015	91,199	99,160
Fannie Mae, 4.815%, 2015	238,958	259,085
Fannie Mae, 4.856%, 2015	72,568	78,798
Fannie Mae, 4.997%, 2015	287,105	317,955
Fannie Mae, 5.465%, 2015	144,151	159,719
Fannie Mae, 5.5%, 2015 - 2037	2,049,907	2,232,986
Fannie Mae, 5.09%, 2016	99,000	109,527
Fannie Mae, 5.273%, 2016	549,881	615,128
Fannie Mae, 5.423%, 2016	96,214	108,582
Fannie Mae, 5.724%, 2016	685,797	778,347
Fannie Mae, 3.308%, 2017	1,675,368	1,793,230

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.989%, 2017	$38,942	$42,026
Fannie Mae, 5.05%, 2017	485,578	537,878
Fannie Mae, 2.578%, 2018	1,800,000	1,843,565
Fannie Mae, 3.84%, 2018	493,398	536,432
Fannie Mae, 3.849%, 2018	1,787,989	1,950,129
Fannie Mae, 5.34%, 2018	606,674	690,988
Fannie Mae, 4.45%, 2019	435,987	483,825
Fannie Mae, 4.57%, 2019	240,372	267,436
Fannie Mae, 4.6%, 2019	615,000	691,559
Fannie Mae, 6.16%, 2019	63,841	72,770
Fannie Mae, 5%, 2020 - 2040	4,271,255	4,621,087
Fannie Mae, 4.5%, 2023 - 2040	11,501,156	12,269,929
Fannie Mae, 4%, 2025	372,017	401,946
Fannie Mae, 6%, 2037 - 2038	3,117,698	3,438,159
Fannie Mae, 5%, 2039 - 2040 (f)	5,218,163	5,697,671
Freddie Mac, 3.882%, 2017	1,357,000	1,487,039
Freddie Mac, 2.323%, 2018	447,000	451,445
Freddie Mac, 2.412%, 2018 (n)	2,482,000	2,522,268
Freddie Mac, 2.699%, 2018	705,000	729,185
Freddie Mac, 4.186%, 2019	650,000	717,117
Freddie Mac, 5.085%, 2019	30,000	34,587
Freddie Mac, 2.757%, 2020	326,904	343,478
Freddie Mac, 3.32%, 2020	1,832,455	1,964,780
Freddie Mac, 4%, 2025	1,011,101	1,068,273
Freddie Mac, 5%, 2028 - 2038	3,476,835	3,748,541
Freddie Mac, 5.5%, 2034 - 2037	426,937	468,029
Freddie Mac, 4.5%, 2040 (f)	10,485,109	11,124,257
Ginnie Mae, 5%, 2040 - 2041	5,538,803	6,114,019

		$72,504,369

Natural Gas – Pipeline – 0.2%
Energy Transfer Partners LP, 4.65%, 2021	$1,664,000	$1,695,242

Oil Services – 0.2%
Transocean, Inc., 6.5%, 2020	$2,200,000	$2,459,873

Other Banks & Diversified Financials – 0.5%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,300,000	$1,260,281
Capital One Financial Corp., 8.8%, 2019	815,000	996,492
Citigroup, Inc., 6.125%, 2018	2,375,000	2,662,342
Svenska Handelsbanken AB, 2.875%, 2017	757,000	756,755

		$5,675,870

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.65%, 2020	$2,330,000	$2,667,097

Retailers – 0.2%
Home Depot, Inc., 5.95%, 2041	$1,469,000	$1,802,989

Telecommunications – Wireless – 0.3%
American Tower Corp., REIT, 4.7%, 2022	$327,000	$329,628
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,030,000	2,256,199

		$2,585,827

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telephone Services – 0.2%
Brasil Telecom S.A., 5.75%, 2022 (n)	$1,728,000	$1,777,680

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018	$1,455,000	$1,977,092

Transportation – Services – 0.0%
Erac USA Finance Co., 2.75%, 2017 (n)	$376,000	$375,617

U.S. Government Agencies and Equivalents – 0.3%
Aid-Egypt, 4.45%, 2015	$649,000	$729,145
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	131,000	130,859
Small Business Administration, 5.09%, 2025	38,495	42,769
Small Business Administration, 5.21%, 2026	1,249,805	1,389,498
Small Business Administration, 5.31%, 2027	302,240	338,091

		$2,630,362

U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 6.875%, 2025 (f)	$8,711,000	$12,874,588
U.S. Treasury Bonds, 5.25%, 2029 (f)	855,000	1,119,516
U.S. Treasury Bonds, 4.5%, 2039 (f)	6,461,000	7,914,725
U.S. Treasury Notes, 4.75%, 2017 (f)	13,283,000	15,773,563
U.S. Treasury Notes, 3.5%, 2020 (f)	5,176,000	5,822,193

		$43,504,585

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 0.5%
Enel Finance International S.A., 6%, 2039 (n)	$894,000	$811,377
Progress Energy, Inc., 7.05%, 2019	2,150,000	2,659,197
TECO Energy, Inc., 6.572%, 2017	1,361,000	1,591,922

		$5,062,496

Total Bonds		$585,245,971

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.1%
Russell 2000 Index – December 2012 @ $740	310	$1,271,000

Issuer	Shares/Par
MONEY MARKET FUNDS – 8.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	87,596,978	$87,596,978

Total Investments		$1,050,929,503

OTHER ASSETS, LESS LIABILITIES – 0.6%		6,747,501

Net Assets – 100.0%		$1,057,677,004

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,713,411, representing 4.7% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.7%, 2023	5/25/2006	$170,247	$163,610
CEZ A.S., 4.25%, 2022	3/27/2012	1,633,485	1,636,027
Commercial Mortgage Asset Trust, FRN, 0.727%, 2032	8/25/2003	26,411	20,514
First Union National Bank Commercial Mortgage Trust, FRN, 1.542%, 2043	12/11/2003	310	343
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/2011	497,646	497,646
Russian Federation, 4.5%, 2022	3/28/2012	397,108	398,800
Russian Federation, 5.625%, 2042	3/28/2012	195,106	198,400
Total Restricted Securities			$2,915,340
% of Net assets			0.3%

6

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	149,000	4/12/12	$153,533	$154,185	$652
SELL	AUD	Barclays Bank PLC	165,000	4/12/12	175,456	170,741	4,715
SELL	AUD	Goldman Sachs International	4,323,660	5/09/12	4,547,063	4,460,551	86,512
SELL	AUD	JPMorgan Chase Bank N.A.	5,837,865	5/09/12	6,139,520	6,022,698	116,822
BUY	CAD	Credit Suisse Group	93,000	4/12/12	91,002	93,220	2,218
BUY	CAD	Goldman Sachs International	34,485,538	4/12/12-5/09/12	34,381,939	34,548,322	166,383
BUY	CAD	UBS AG	583,000	4/12/12	579,800	584,376	4,576
BUY	CHF	Credit Suisse Group	131,000	4/12/12	142,418	145,134	2,716
BUY	CHF	JPMorgan Chase Bank N.A.	151,000	4/12/12	158,290	167,292	9,002
BUY	CHF	Merrill Lynch International Bank	4,328,000	4/12/12	4,549,243	4,794,983	245,740
BUY	CZK	Citibank N.A.	14,915,000	4/12/12	778,697	802,473	23,776
BUY	DKK	Credit Suisse Group	549,000	4/12/12	96,933	98,402	1,469
BUY	DKK	Merrill Lynch International Bank	2,589,177	4/12/12	444,445	464,081	19,636
BUY	EUR	Barclays Bank PLC	4,759,000	4/12/12	6,228,584	6,347,319	118,735
BUY	EUR	Citibank N.A.	4,516,735	4/12/12	5,878,405	6,024,198	145,793

7

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	EUR	Credit Suisse Group	13,420,088	4/12/12	$17,344,000	$17,899,051	$555,051
BUY	EUR	Deutsche Bank AG	5,828,778	4/12/12	7,630,622	7,774,137	143,515
BUY	EUR	Goldman Sachs International	4,062,000	4/12/12	5,349,887	5,417,695	67,808
BUY	EUR	HSBC Bank	7,128,777	4/12/12	9,077,714	9,508,012	430,298
BUY	EUR	JPMorgan Chase Bank N.A.	387,000	4/12/12	512,428	516,162	3,734
BUY	EUR	Merrill Lynch International Bank	246,000	4/12/12	314,933	328,103	13,170
BUY	EUR	UBS AG	12,251,416	4/12/12-6/15/12	16,075,138	16,345,782	270,644
SELL	EUR	Barclays Bank PLC	297,000	4/12/12	396,808	396,124	684
SELL	EUR	JPMorgan Chase Bank N.A.	1,224,396	4/12/12	1,634,019	1,633,039	980
BUY	GBP	Barclays Bank PLC	421,000	4/12/12	653,943	673,351	19,408
BUY	GBP	Citibank N.A.	203,000	4/12/12	321,073	324,680	3,607
BUY	GBP	Credit Suisse Group	1,606,940	4/12/12	2,528,008	2,570,153	42,145
BUY	GBP	Deutsche Bank AG	45,000	4/12/12	71,256	71,973	717
BUY	GBP	Goldman Sachs International	131,000	4/12/12	206,043	209,522	3,479
BUY	GBP	JPMorgan Chase Bank N.A.	10,924,209	4/12/12-5/09/12	17,185,803	17,469,270	283,467
BUY	JPY	Barclays Bank PLC	8,053,000	4/12/12	96,651	97,301	650
SELL	JPY	Barclays Bank PLC	360,619,156	4/12/12	4,534,080	4,357,205	176,875
SELL	JPY	Citibank N.A.	276,712,873	4/12/12	3,585,790	3,343,402	242,388
SELL	JPY	Credit Suisse Group	103,747,000	4/12/12	1,348,117	1,253,530	94,587
SELL	JPY	Goldman Sachs International	4,754,265,289	4/12/12-5/09/12	58,895,504	57,456,067	1,439,437
SELL	JPY	JPMorgan Chase Bank N.A.	10,740,251,346	4/12/12-5/09/12	140,930,477	129,798,718	11,131,759
SELL	JPY	UBS AG	36,409,000	4/12/12	476,303	439,914	36,389
SELL	KRW	JPMorgan Chase Bank N.A.	203,114,000	4/19/12	180,868	179,040	1,828
SELL	MXN	Barclays Bank PLC	19,371,000	5/14/12	1,515,073	1,508,166	6,907
SELL	MXN	Deutsche Bank AG	6,803,706	5/14/12	529,921	529,716	205
BUY	NOK	Citibank N.A.	690,000	4/12/12	116,769	121,123	4,354
BUY	NOK	Deutsche Bank AG	378,000	4/12/12	64,440	66,354	1,914
BUY	NOK	JPMorgan Chase Bank N.A.	305,501,622	5/09/12	53,268,155	53,571,993	303,838
SELL	NOK	Goldman Sachs International	295,000	4/12/12	51,861	51,784	77
BUY	NZD	Citibank N.A.	62,000	4/12/12	49,718	50,735	1,017
BUY	NZD	Westpac Banking Corp.	32,000	4/12/12	26,085	26,186	101
BUY	PLN	Citibank N.A.	2,951,000	4/12/12	909,374	948,359	38,985
BUY	PLN	JPMorgan Chase Bank N.A.	4,258,000	5/14/12	1,357,218	1,363,665	6,447
BUY	SEK	Barclays Bank PLC	965,000	4/12/12	142,555	145,809	3,254
BUY	SEK	Citibank N.A.	869,000	4/12/12	130,000	131,304	1,304
BUY	SEK	Credit Suisse Group	873,000	4/12/12	129,645	131,908	2,263
BUY	SEK	Deutsche Bank AG	1,344,000	4/12/12	198,807	203,075	4,268
BUY	SEK	Goldman Sachs International	78,923,550	5/09/12	11,588,000	11,912,180	324,180
BUY	SGD	Barclays Bank PLC	2,101,000	4/12/12	1,648,878	1,671,386	22,508
BUY	SGD	Deutsche Bank AG	1,057,000	4/12/12	814,367	840,863	26,496
BUY	THB	HSBC Bank	3,205,000	4/20/12	103,527	103,947	420
BUY	ZAR	Barclays Bank PLC	540,000	4/12/12	67,212	70,302	3,090
BUY	ZAR	Deutsche Bank AG	11,256,135	4/12/12	1,356,668	1,465,434	108,766

							$16,771,759

Liability Derivatives
BUY	AUD	Barclays Bank PLC	147,000	4/12/12	$156,590	$152,115	$(4,475)
BUY	AUD	Citibank N.A.	891,698	4/12/12	928,923	922,724	(6,199)
BUY	AUD	Deutsche Bank AG	164,000	4/12/12	175,701	169,707	(5,994)
BUY	AUD	Goldman Sachs International	116,000	4/12/12	123,403	120,036	(3,367)
BUY	AUD	JPMorgan Chase Bank N.A.	7,256,823	4/12/12-5/09/12	7,609,528	7,487,515	(122,013)
BUY	AUD	Westpac Banking Corp.	312,000	4/12/12	328,701	322,855	(5,846)
SELL	AUD	Westpac Banking Corp.	6,360,751	4/12/12	6,454,545	6,582,068	(127,523)
BUY	CAD	Barclays Bank PLC	72,000	4/12/12	72,252	72,170	(82)
BUY	CAD	Citibank N.A.	2,595,048	4/12/12	2,621,935	2,601,169	(20,766)
BUY	CAD	UBS AG	2,356,470	4/12/12	2,388,379	2,362,029	(26,350)

8

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	CAD	Goldman Sachs International	49,430,566	4/12/12-5/09/12	$48,846,933	$49,528,588	$(681,655)
SELL	CAD	JPMorgan Chase Bank N.A.	18,209,907	5/09/12	18,123,422	18,243,032	(119,610)
SELL	CHF	Barclays Bank PLC	84,000	4/12/12	91,333	93,064	(1,731)
SELL	CHF	Citibank N.A.	23,000	4/12/12	24,466	25,482	(1,016)
SELL	CHF	Goldman Sachs International	9,166,296	5/09/12	9,982,733	10,158,466	(175,733)
SELL	CHF	JPMorgan Chase Bank N.A.	30,056,167	5/09/12	32,765,890	33,309,483	(543,593)
BUY	CNY	Deutsche Bank AG	10,315,000	6/13/12	1,636,341	1,636,012	(329)
SELL	CNY	Deutsche Bank AG	10,324,000	6/13/12	1,626,211	1,637,439	(11,228)
BUY	DKK	Goldman Sachs International	182,000	4/12/12	32,908	32,622	(286)
SELL	DKK	Goldman Sachs International	10,498,333	5/09/12	1,845,210	1,882,076	(36,866)
SELL	DKK	Royal Bank of Scotland Group PLC	534,000	4/12/12	91,987	95,713	(3,726)
BUY	EUR	Barclays Bank PLC	5,216,100	4/12/12	7,017,144	6,956,977	(60,167)
SELL	EUR	Barclays Bank PLC	3,114,000	4/12/12	4,136,400	4,153,299	(16,899)
SELL	EUR	Citibank N.A.	9,612,052	4/12/12	12,616,819	12,820,081	(203,262)
SELL	EUR	Credit Suisse Group	1,284,000	4/12/12	1,686,252	1,712,536	(26,284)
SELL	EUR	Deutsche Bank AG	2,762,809	4/12/12	3,534,292	3,684,898	(150,606)
SELL	EUR	Goldman Sachs International	85,908,285	4/12/12-5/09/12	113,384,306	114,594,232	(1,209,926)
SELL	EUR	JPMorgan Chase Bank N.A.	37,234,328	4/12/12-5/09/12	48,869,743	49,666,840	(797,097)
SELL	EUR	Merrill Lynch International Bank	381,000	4/12/12	487,393	508,159	(20,766)
SELL	EUR	UBS AG	4,557,163	4/12/12	5,940,187	6,078,118	(137,931)
SELL	GBP	Barclays Bank PLC	7,241,523	4/12/12	11,278,266	11,582,148	(303,882)
SELL	GBP	Deutsche Bank AG	3,432,934	4/12/12	5,302,499	5,490,661	(188,162)
SELL	GBP	Goldman Sachs International	157,000	4/12/12	248,492	251,107	(2,615)
SELL	GBP	JPMorgan Chase Bank N.A.	274,000	4/12/12	434,637	438,237	(3,600)
SELL	GBP	UBS AG	143,000	4/12/12	227,854	228,716	(862)
SELL	HUF	Deutsche Bank AG	237,000	4/10/12	1,049	1,072	(23)
BUY	JPY	Barclays Bank PLC	668,375,000	4/12/12	8,435,918	8,075,685	(360,233)
BUY	JPY	Citibank N.A.	305,521,000	4/12/12	3,858,695	3,691,477	(167,218)
BUY	JPY	Credit Suisse Group	25,465,000	4/12/12	330,817	307,683	(23,134)
BUY	JPY	Goldman Sachs International	2,223,813,959	4/12/12	28,891,056	26,869,380	(2,021,676)
BUY	JPY	HSBC Bank	2,221,799,959	4/12/12	28,876,296	26,845,046	(2,031,250)
BUY	JPY	Merrill Lynch International Bank	21,498,000	4/12/12	282,074	259,751	(22,323)
BUY	JPY	UBS AG	54,434,000	4/12/12	701,460	657,702	(43,758)
SELL	JPY	Barclays Bank PLC	154,324,988	4/12/12	1,860,646	1,864,642	(3,996)
SELL	JPY	Citibank N.A.	51,910,000	4/12/12	625,653	627,206	(1,553)
SELL	JPY	Credit Suisse Group	40,311,000	4/12/12	481,819	487,060	(5,241)
SELL	JPY	Deutsche Bank AG	66,865,000	4/12/12	806,880	807,901	(1,021)
SELL	JPY	JPMorgan Chase Bank N.A.	537,000	4/12/12	6,415	6,488	(73)
BUY	KRW	JPMorgan Chase Bank N.A.	1,346,475,200	4/19/12	1,194,319	1,186,883	(7,436)
BUY	MXN	Citibank N.A.	42,420,000	4/12/12-5/14/12	3,325,261	3,307,366	(17,895)
BUY	MXN	JPMorgan Chase Bank N.A.	13,757,294	5/14/12	1,071,315	1,071,100	(215)
BUY	MYR	Barclays Bank PLC	8,840,756	4/20/12-5/14/12	2,917,760	2,879,606	(38,154)
SELL	MYR	Deutsche Bank AG	4,912,000	5/14/12	1,596,879	1,598,785	(1,906)
BUY	NOK	Barclays Bank PLC	299,000	4/12/12	52,507	52,486	(21)
BUY	NOK	Credit Suisse Group	329,000	4/12/12	58,486	57,752	(734)
SELL	NOK	Citibank N.A.	734,000	4/12/12	122,226	128,846	(6,620)
SELL	NOK	Credit Suisse Group	24,640,097	4/12/12	4,086,387	4,325,310	(238,923)
BUY	NZD	JPMorgan Chase Bank N.A.	37,253,808	5/09/12	30,590,033	30,429,135	(160,898)
SELL	NZD	JPMorgan Chase Bank N.A.	29,139,470	5/09/12	23,540,000	23,801,294	(261,294)
SELL	NZD	Royal Bank of Scotland Group PLC	1,199,359	4/12/12	935,528	981,441	(45,913)
BUY	PLN	Citibank N.A.	5,104,000	4/12/12	1,649,352	1,640,267	(9,085)
SELL	PLN	Citibank N.A.	2,191,000	4/12/12	617,210	704,119	(86,909)
SELL	PLN	JPMorgan Chase Bank N.A.	4,613,000	4/12/12	1,442,144	1,482,474	(40,330)
BUY	RUB	Barclays Bank PLC	47,720,000	6/01/12	1,615,792	1,613,488	(2,304)

9

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	SEK	Barclays Bank PLC	86,000	4/12/12	$13,060	$12,994	$(66)
SELL	SEK	Goldman Sachs International	65,961,532	4/12/12-5/09/12	9,658,835	9,959,867	(301,032)
SELL	SEK	Merrill Lynch International Bank	24,869,145	4/12/12	3,576,898	3,757,665	(180,767)
SELL	SEK	UBS AG	1,638,000	4/12/12	241,903	247,497	(5,594)
SELL	SGD	Credit Suisse Group	1,850,000	4/12/12	1,458,476	1,471,710	(13,234)
BUY	THB	HSBC Bank	40,877,000	4/20/12	1,328,469	1,325,760	(2,709)
BUY	ZAR	Barclays Bank PLC	491,000	4/12/12	65,381	63,924	(1,457)
BUY	ZAR	Citibank N.A.	13,167,000	4/12/12	1,745,716	1,714,208	(31,508)
SELL	ZAR	Citibank N.A.	4,981,000	4/12/12	646,816	648,475	(1,659)
SELL	ZAR	JPMorgan Chase Bank N.A.	7,248,000	4/12/12	940,096	943,615	(3,519)

							$(11,162,128)

Futures Contracts Outstanding at 3/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	115	$26,691,165	June - 2012	$218,190
KOSPI 200 Index (Long)	KRW	38	4,489,872	June - 2012	1,224
MexBol Index (Long)	MXN	7	216,301	June - 2012	9,312
MSCI Singapore Index (Short)	SGD	205	11,252,536	April - 2012	12,227
OMX 30 Index (Short)	SEK	484	7,807,809	April - 2012	51,201
S&P TSE 60 Index (Short)	CAD	270	38,151,085	June - 2012	173,250
TURKDEK ISE 30 Index (Long)	TRY	2819	11,866,435	April - 2012	582,094

					$1,047,498

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	140	$16,834,217	June - 2012	$110,055
German Euro Bund (Long)	EUR	23	4,248,194	June - 2012	7,552
Govt Of Canada Bond 10 yr (Short)	CAD	791	104,068,304	June - 2012	508,603
U.S. Treasury Note 10 yr (Short)	USD	564	73,029,188	June - 2012	823,885

					$1,450,095

					$2,497,593

Liability Derivatives
Equity Futures
AUST SPI 200 Index (Short)	AUD	117	$13,164,744	June - 2012	$(370,130)
Bovespa Index (Long)	BRL	392	13,895,068	April - 2012	(249,592)
CAC 40 Index (Long)	EUR	599	27,357,854	April - 2012	(429,174)
FTSE 100 Index (Long)	GBP	324	29,692,464	June - 2012	(490,519)
FTSE JSE Top 40 Index (Long)	ZAR	356	13,851,560	June - 2012	(180,536)
FTSE MIB Index (Long)	EUR	116	12,179,479	June - 2012	(333,130)
Hang Seng China ENT Index (Long)	HKD	116	7,924,487	April - 2012	(117,856)
Hang Seng Index (Long)	HKD	14	1,847,905	April - 2012	(41,925)
IBEX 35 Index (Long)	EUR	184	19,441,873	April - 2012	(582,286)
MSCI Taiwan Index (Long)	USD	134	3,782,820	April - 2012	(39,633)
Nifty Index (Short)	USD	695	7,405,920	April - 2012	(48,390)
NIKKEI 225 Index (Short)	JPY	293	35,717,893	June - 2012	(1,812,630)
S&P 500 E-Mini Index (Short)	USD	181	12,698,960	June - 2012	(329,967)

					$(5,025,768)

10

Portfolio of Investments (unaudited) – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
Interest Rate Futures
Japan Govt Bond 10 yr (Long)	JPY	43	$73,775,885	June - 2012	$(119,663)
UK Long Gilt Bond (Long)	GBP	361	66,120,346	June - 2012	(57,646)

					$(177,309)

					$(5,203,077)

At March 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

12

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$181,473,163	$—	$—	$181,473,163
United Kingdom	57,200,203	—	—	57,200,203
Japan	—	49,249,722	—	49,249,722
Switzerland	26,382,036	—	—	26,382,036
Germany	13,859,494	—	—	13,859,494
Netherlands	13,369,408	—	—	13,369,408
France	10,716,304	—	—	10,716,304
Sweden	3,954,675	—	—	3,954,675
Canada	3,476,352	—	—	3,476,352
Other Countries	15,716,606	2,688,591	—	18,405,197
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	46,134,947	—	46,134,947
Non-U.S. Sovereign Debt	—	337,332,329	—	337,332,329
Corporate Bonds	—	69,361,870	—	69,361,870
Residential Mortgage-Backed Securities	—	72,504,369	—	72,504,369
Commercial Mortgage-Backed Securities	—	28,326,179	—	28,326,179
Asset-Backed Securities (including CDOs)	—	497,646	—	497,646
Foreign Bonds	—	31,088,631	—	31,088,631
Mutual Funds	87,596,978	—	—	87,596,978
Total Investments	$413,745,219	$637,184,284	$—	$1,050,929,503

Other Financial Instruments
Futures	$(288,371)	$(2,417,113)	$—	$(2,705,484)
Forward Foreign Currency Exchange Contracts	—	5,609,631	—	5,609,631

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $49,558,239 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $89,295,446 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,001,849,868
Gross unrealized appreciation	$58,402,404
Gross unrealized depreciation	(9,322,769)
Net unrealized appreciation (depreciation)	$49,079,635

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101,959,847	104,324,905	(118,687,774)	87,596,978

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,976	$87,596,978

13

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	38.3%
United Kingdom	19.5%
Japan	15.2%
Germany	7.4%
France	5.1%
Italy	4.2%
Spain	3.6%
Netherlands	2.9%
Canada	(10.4)%
Other Countries	14.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

14

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 100.4%
Agency – Other – 5.2%
Financing Corp., 9.4%, 2018	$6,495,000	$9,221,367
Financing Corp., 9.8%, 2018	7,760,000	11,245,978
Financing Corp., 10.35%, 2018	3,915,000	5,851,218
Financing Corp., STRIPS, 0%, 2017	10,160,000	9,157,289

		$35,475,852

Asset-Backed & Securitized – 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,860,000	$2,034,539
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,870,649	4,327,448
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.983%, 2051	2,223,578	2,388,523
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.816%, 2049	2,275,833	2,494,506

		$11,245,016

Local Authorities – 1.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,225,000	$2,624,054
Port Authority NY & NJ (168th Series), 4.926%, 2051	2,735,000	2,916,440
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	382,218
State of California (Build America Bonds), 7.625%, 2040	435,000	566,570
University of California Rev. (Build America Bonds), 5.77%, 2043	1,345,000	1,576,609

		$8,065,891

Mortgage-Backed – 44.8%
Fannie Mae, 4.719%, 2012	$342,380	$342,219
Fannie Mae, 4.73%, 2012	922,408	930,691
Fannie Mae, 4.325%, 2013	342,213	348,825
Fannie Mae, 4.501%, 2013	583,683	592,468
Fannie Mae, 4.541%, 2013	1,332,738	1,356,742
Fannie Mae, 4.845%, 2013	1,838,436	1,890,058
Fannie Mae, 5%, 2013 - 2041	27,773,437	30,069,701
Fannie Mae, 5.06%, 2013	909,620	944,855
Fannie Mae, 5.154%, 2013	2,143,401	2,228,796
Fannie Mae, 5.37%, 2013	1,475,209	1,506,351
Fannie Mae, 4.563%, 2014	1,033,563	1,090,392
Fannie Mae, 4.6%, 2014	895,355	939,429
Fannie Mae, 4.61%, 2014	3,397,790	3,600,737
Fannie Mae, 4.77%, 2014	764,907	811,935
Fannie Mae, 4.82%, 2014 - 2015	918,661	992,982
Fannie Mae, 4.841%, 2014	5,188,328	5,488,154
Fannie Mae, 4.872%, 2014	3,262,359	3,375,208
Fannie Mae, 4.88%, 2014 - 2020	854,592	925,715
Fannie Mae, 5.1%, 2014 - 2019	1,232,080	1,328,179

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.56%, 2015	$1,160,446	$1,246,373
Fannie Mae, 4.62%, 2015	1,579,374	1,692,438
Fannie Mae, 4.665%, 2015	784,770	844,522
Fannie Mae, 4.69%, 2015	559,334	601,163
Fannie Mae, 4.7%, 2015	1,015,615	1,093,653
Fannie Mae, 4.74%, 2015	736,776	796,095
Fannie Mae, 4.78%, 2015	892,316	970,211
Fannie Mae, 4.79%, 2015	1,023,152	1,112,140
Fannie Mae, 4.81%, 2015	1,013,387	1,102,211
Fannie Mae, 4.815%, 2015	917,795	995,099
Fannie Mae, 4.85%, 2015	562,021	605,510
Fannie Mae, 4.856%, 2015	304,609	330,758
Fannie Mae, 4.87%, 2015	591,441	640,646
Fannie Mae, 4.89%, 2015	748,894	808,684
Fannie Mae, 4.894%, 2015	1,579,391	1,727,616
Fannie Mae, 4.997%, 2015	156,603	173,430
Fannie Mae, 5.465%, 2015	3,172,987	3,515,655
Fannie Mae, 5.152%, 2016	1,798,718	2,005,279
Fannie Mae, 5.35%, 2016	52,979	58,956
Fannie Mae, 5.423%, 2016	1,812,920	2,045,963
Fannie Mae, 5.724%, 2016	1,645,914	1,868,033
Fannie Mae, 6.5%, 2016 - 2037	4,504,713	5,111,001
Fannie Mae, 4.989%, 2017	3,345,100	3,609,999
Fannie Mae, 5.5%, 2017 - 2038	36,088,112	39,524,964
Fannie Mae, 6%, 2017 - 2037	8,569,923	9,438,505
Fannie Mae, 3.8%, 2018	649,413	704,803
Fannie Mae, 3.99%, 2018	600,000	656,469
Fannie Mae, 4%, 2018	691,431	756,708
Fannie Mae, 4.19%, 2018	395,299	436,051
Fannie Mae, 5.16%, 2018	1,392,056	1,541,720
Fannie Mae, 5.68%, 2018	506,637	571,911
Fannie Mae, 4.5%, 2019 - 2041	19,427,926	20,808,751
Fannie Mae, 4.67%, 2019	525,000	586,995
Fannie Mae, 4.83%, 2019	387,750	434,412
Fannie Mae, 4.876%, 2019	2,579,061	2,902,523
Fannie Mae, 5.05%, 2019	324,812	364,995
Fannie Mae, 5.6%, 2019	617,910	689,502
Fannie Mae, 3.87%, 2020	755,989	816,036
Fannie Mae, 4.14%, 2020	465,499	509,802
Fannie Mae, 7.5%, 2022 - 2031	576,387	688,512
Fannie Mae, 4.5%, 2025	889,800	952,903
Fannie Mae, 3%, 2027	605,000	627,567
Fannie Mae, 3.5%, 2042	4,294,898	4,421,701
Fannie Mae, TBA, 3%, 2018	1,009,000	1,041,793
Freddie Mac, 1.655%, 2016	2,969,038	2,983,883
Freddie Mac, 5%, 2016 - 2040	10,906,439	11,738,955
Freddie Mac, 3.882%, 2017	2,158,000	2,364,797
Freddie Mac, 3.154%, 2018	2,151,000	2,277,827
Freddie Mac, 4.186%, 2019	814,000	898,051
Freddie Mac, 5.085%, 2019	3,191,000	3,678,936
Freddie Mac, 6%, 2019 - 2038	17,721,266	19,716,656
Freddie Mac, 3.32%, 2020	969,553	1,039,566
Freddie Mac, 4.224%, 2020	1,911,350	2,120,744

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 4.251%, 2020	$1,449,000	$1,604,502
Freddie Mac, 4.5%, 2022 - 2028	1,201,355	1,274,242
Freddie Mac, 5.5%, 2022 - 2036	20,173,978	22,110,483
Freddie Mac, 4%, 2025	3,447,058	3,641,968
Freddie Mac, 6.5%, 2032 - 2037	2,783,387	3,156,792
Freddie Mac, 3.5%, 2041 - 2042	3,351,546	3,444,292
Freddie Mac, TBA, 4.5%, 2033	6,700,000	7,094,672
Ginnie Mae, 4%, 2032	4,169	4,170
Ginnie Mae, 5.5%, 2033 - 2042	8,438,105	9,453,565
Ginnie Mae, 4.5%, 2039 - 2041	14,671,345	16,046,523
Ginnie Mae, 3.5%, 2041 - 2042	2,810,263	2,934,889
Ginnie Mae, 5.612%, 2058	4,716,437	5,054,420
Ginnie Mae, 6.357%, 2058	2,434,157	2,608,827

		$305,444,255

U.S. Government Agencies and Equivalents – 3.0%
Aid-Egypt, 4.45%, 2015	$3,162,000	$3,552,475
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	516,000	515,443
Freddie Mac, 2.375%, 2022	3,990,000	3,916,903
Small Business Administration, 6.35%, 2021	749,824	828,116
Small Business Administration, 6.34%, 2021	680,141	752,012
Small Business Administration, 6.44%, 2021	1,081,447	1,198,913
Small Business Administration, 6.625%, 2021	1,268,081	1,411,208
Small Business Administration, 6.07%, 2022	832,524	923,471
Small Business Administration, 4.98%, 2023	1,073,062	1,175,064
Small Business Administration, 4.77%, 2024	1,931,320	2,109,179
Small Business Administration, 5.52%, 2024	1,232,765	1,384,305
Small Business Administration, 4.99%, 2024	140,383	154,445
Small Business Administration, 5.11%, 2025	1,461,158	1,613,781
U.S. Department of Housing & Urban Development, 6.36%, 2016	499,000	502,580
U.S. Department of Housing & Urban Development, 6.59%, 2016	239,000	240,295

		$20,278,190

U.S. Treasury Obligations – 44.6%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$25,187
U.S. Treasury Bonds, 7.5%, 2016	218,000	282,378

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 7.875%, 2021	$177,000	$262,776
U.S. Treasury Bonds, 6.25%, 2023	2,891,000	4,004,035
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,723,778
U.S. Treasury Bonds, 6.75%, 2026	1,862,000	2,749,358
U.S. Treasury Bonds, 6.375%, 2027	326,000	470,306
U.S. Treasury Bonds, 5.25%, 2029	15,330,000	20,072,719
U.S. Treasury Bonds, 4.5%, 2036	1,226,000	1,496,486
U.S. Treasury Bonds, 5%, 2037	488,000	639,738
U.S. Treasury Bonds, 4.375%, 2038	3,919,000	4,705,861
U.S. Treasury Bonds, 4.5%, 2039	20,936,500	25,647,213
U.S. Treasury Notes, 1.375%, 2012	37,317,000	37,372,379
U.S. Treasury Notes, 1.375%, 2013	57,000	57,521
U.S. Treasury Notes, 1.375%, 2013	648,000	655,011
U.S. Treasury Notes, 4%, 2014	211,000	225,292
U.S. Treasury Notes, 1.875%, 2014	59,663,000	61,396,926
U.S. Treasury Notes, 1.875%, 2014	12,853,000	13,250,646
U.S. Treasury Notes, 4%, 2015	6,718,000	7,381,927
U.S. Treasury Notes, 2.125%, 2015	58,017,000	60,813,593
U.S. Treasury Notes, 2.625%, 2016	201,000	215,510
U.S. Treasury Notes, 0.875%, 2016	12,000,000	11,937,192
U.S. Treasury Notes, 2.625%, 2018	9,719,000	10,444,893
U.S. Treasury Notes, 2.75%, 2019	5,047,400	5,437,392
U.S. Treasury Notes, 3.125%, 2019	8,538,000	9,401,807
U.S. Treasury Notes, 3.5%, 2020	7,808,000	8,782,782
U.S. Treasury Notes, 2.625%, 2020	7,396,000	7,797,581
U.S. Treasury Notes, 3.125%, 2021	4,352,000	4,736,882

		$303,987,169

Total Bonds		$684,496,373

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	10,700,482	$10,700,482

Total Investments		$695,196,855

OTHER ASSETS, LESS LIABILITIES – (2.0)%		(13,500,085)

Net Assets – 100.0%		$681,696,770

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $515,443, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$359,741,211	$—	$359,741,211
Corporate Bonds	—	8,065,891	—	8,065,891
Residential Mortgage-Backed Securities	—	305,444,255	—	305,444,255
Commercial Mortgage-Backed Securities	—	11,245,016	—	11,245,016
Mutual Funds	10,700,482	—	—	10,700,482
Total Investments	$10,700,482	$684,496,373	$—	$695,196,855

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$659,152,212
Gross unrealized appreciation	$37,248,544
Gross unrealized depreciation	(1,203,901)
Net unrealized appreciation (depreciation)	$36,044,643

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Portfolio	21,906,213	66,545,364	(77,751,095)	10,700,482

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Portfolio	$—	$—	$3,457	$10,700,482

4

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 93.8%
Aerospace – 1.8%
BE Aerospace, Inc., 8.5%, 2018		$370,000	$408,817
Bombardier, Inc., 7.5%, 2018 (n)		1,020,000	1,122,000
Bombardier, Inc., 7.75%, 2020 (n)		390,000	434,850
CPI International, Inc., 8%, 2018		755,000	666,288
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015 (a)		642,000	83,460
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	390,000	332,891
Huntington Ingalls Industries, Inc., 7.125%, 2021		$785,000	840,931
Kratos Defense & Security Solutions, Inc., 10%, 2017		240,000	259,800

			$4,149,037

Apparel Manufacturers – 0.8%
Hanesbrands, Inc., 8%, 2016		$160,000	$176,000
Hanesbrands, Inc., 6.375%, 2020		390,000	400,725
Jones Group, Inc., 6.875%, 2019		435,000	425,756
Phillips-Van Heusen Corp., 7.375%, 2020		795,000	876,488

			$1,878,969

Asset-Backed & Securitized – 0.8%
Arbor Realty Mortgage Securities, CDO, FRN, 2.861%, 2038 (z)		$568,229	$142,057
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2049		1,100,911	352,810
Crest Ltd., CDO, 7%, 2040 (a)(p)		173,885	8,694
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,161,394	23,228
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.859%, 2050 (z)		518,810	10,376
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		1,020,000	551,351
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		397,342	385,422
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.055%, 2051		800,000	323,760
Wachovia Bank Commercial Mortgage Trust, FRN, 5.745%, 2047		644,486	113,321

			$1,911,019

Automotive – 3.3%
Accuride Corp., 9.5%, 2018		$980,000	$1,029,000
Allison Transmission, Inc., 7.125%, 2019 (n)		650,000	672,750
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		480,000	484,800
Ford Motor Co., 7.45%, 2031		460,000	562,350
Ford Motor Credit Co. LLC, 8%, 2014		100,000	110,086
Ford Motor Credit Co. LLC, 12%, 2015		1,514,000	1,869,790
General Motors Financial Co., Inc., 6.75%, 2018		610,000	651,517
Goodyear Tire & Rubber Co., 7%, 2022		295,000	286,888
IDQ Holdings, Inc., 11.5%, 2017 (z)		255,000	261,375
Jaguar Land Rover PLC, 7.75%, 2018 (n)		155,000	158,875

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Jaguar Land Rover PLC, 8.125%, 2021 (n)	$1,165,000	$1,194,125
Lear Corp., 8.125%, 2020	450,000	501,750

		$7,783,306

Basic Industry – 0.4%
Trimas Corp., 9.75%, 2017	$760,000	$839,800

Broadcasting – 5.5%
Allbritton Communications Co., 8%, 2018	$375,000	$400,313
AMC Networks, Inc., 7.75%, 2021 (n)	454,000	506,210
Clear Channel Communications, Inc., 9%, 2021	546,000	491,400
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (z)	370,000	362,600
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (z)	35,000	33,775
Gray Television, Inc., 10.5%, 2015	53,000	55,120
Hughes Network Systems LLC, 7.625%, 2021	455,000	487,988
Inmarsat Finance PLC, 7.375%, 2017 (n)	610,000	651,175
Intelsat Bermuda Ltd., 11.25%, 2017	1,240,000	1,289,600
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	955,000	993,200
Intelsat Jackson Holdings Ltd., 11.25%, 2016	900,000	947,250
LBI Media, Inc., 8.5%, 2017 (z)	740,000	223,850
Liberty Media Corp., 8.5%, 2029	875,000	888,125
Liberty Media Corp., 8.25%, 2030	90,000	90,900
LIN Television Corp., 8.375%, 2018	205,000	214,481
Local TV Finance LLC, 9.25%, 2015 (p)(z)	827,186	843,730
Newport Television LLC, 13%, 2017 (n)(p)	371,819	375,537
Nexstar Broadcasting Group, Inc., 8.875%, 2017	315,000	337,838
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	465,000	517,313
Sinclair Broadcast Group, Inc., 8.375%, 2018	125,000	135,000
SIRIUS XM Radio, Inc., 13%, 2013 (n)	220,000	248,875
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	535,000	607,225
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	595,000	642,600
Townsquare Radio LLC, 9%, 2019 (z)	285,000	282,150
Univision Communications, Inc., 6.875%, 2019 (n)	440,000	446,050
Univision Communications, Inc., 7.875%, 2020 (n)	375,000	393,750
Univision Communications, Inc., 8.5%, 2021 (n)	495,000	490,050

		$12,956,105

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 7.875%, 2015	$50,000	$50,813
E*TRADE Financial Corp., 12.5%, 2017	1,090,000	1,268,488

		$1,319,301

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – 2.1%
Building Materials Holding Corp., 6.875%, 2018 (n)		$565,000	$593,956
Building Materials Holding Corp., 7%, 2020 (n)		345,000	366,563
Building Materials Holding Corp., 6.75%, 2021 (n)		305,000	323,681
CEMEX S.A., 9.25%, 2020		1,300,000	1,192,750
Masonite International Corp., 8.25%, 2021 (n)		680,000	707,200
Nortek, Inc., 10%, 2018		215,000	227,900
Nortek, Inc., 8.5%, 2021		930,000	920,700
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		284,000	301,040
USG Corp., 7.875%, 2020 (z)		225,000	225,281

			$4,859,071

Business Services – 1.5%
Ceridian Corp., 12.25%, 2015 (p)		$615,000	$555,038
Fidelity National Information Services, Inc., 7.625%, 2017		300,000	328,500
Fidelity National Information Services, Inc., 5%, 2022 (z)		290,000	285,650
iGATE Corp., 9%, 2016		661,000	718,011
Iron Mountain, Inc., 8.375%, 2021		845,000	918,938
SunGard Data Systems, Inc., 10.25%, 2015		433,000	449,779
SunGard Data Systems, Inc., 7.375%, 2018		325,000	345,313

			$3,601,229

Cable TV – 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$185,000	$190,550
CCH II LLC, 13.5%, 2016		785,000	894,900
CCO Holdings LLC, 7.875%, 2018		660,000	712,800
CCO Holdings LLC, 8.125%, 2020		980,000	1,087,800
Cequel Communications Holdings, 8.625%, 2017 (n)		415,000	445,606
CSC Holdings LLC, 8.5%, 2014		70,000	77,875
DISH DBS Corp., 6.75%, 2021		385,000	414,838
EchoStar Corp., 7.125%, 2016		605,000	669,281
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	165,000	223,361
UPC Holding B.V., 9.875%, 2018 (z)		$485,000	535,925
UPCB Finance III Ltd., 6.625%, 2020 (n)		908,000	926,160
Videotron Ltee, 5%, 2022 (z)		370,000	366,300
Virgin Media Finance PLC, 9.5%, 2016		94,000	105,985
Virgin Media Finance PLC, 8.375%, 2019		525,000	588,000
Virgin Media Finance PLC, 5.25%, 2022		730,000	723,613
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	495,000	711,345

			$8,674,339

Chemicals – 3.3%
Celanese U.S. Holdings LLC, 6.625%, 2018		$630,000	$670,950
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		845,000	874,575

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	$190,000	$176,700
Huntsman International LLC, 8.625%, 2021	520,000	583,700
INEOS Finance PLC, 8.375%, 2019 (z)	470,000	497,025
INEOS Group Holdings PLC, 8.5%, 2016 (n)	625,000	590,625
Lyondell Chemical Co., 11%, 2018	722,039	797,853
LyondellBasell Industries N.V., 5%, 2019 (z)	320,000	320,000
LyondellBasell Industries N.V., 6%, 2021 (n)	825,000	866,250
Momentive Performance Materials, Inc., 12.5%, 2014	1,039,000	1,109,133
Momentive Performance Materials, Inc., 11.5%, 2016	652,000	541,160
Polypore International, Inc., 7.5%, 2017	695,000	733,225

		$7,761,196

Computer Software – 0.9%
Lawson Software, Inc., 11.5%, 2018 (n)	$780,000	$861,900
Lawson Software, Inc., 9.375%, 2019 (z)	80,000	82,800
Syniverse Holdings, Inc., 9.125%, 2019	745,000	821,363
TransUnion Holding Co., Inc., 9.625%, 2018 (p)(z)	235,000	247,338
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	140,000	164,150

		$2,177,551

Computer Software – Systems – 1.2%
Audatex North America, Inc., 6.75%, 2018 (n)	$425,000	$446,250
CDW LLC/CDW Finance Corp., 12.535%, 2017	340,000	369,325
CDW LLC/CDW Finance Corp., 8.5%, 2019	800,000	850,000
CDW LLC/CDW Finance Corp., 8.5%, 2019 (z)	175,000	185,938
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	830,000	913,000

		$2,764,513

Conglomerates – 1.7%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,145,000	$1,225,150
Dynacast International LLC, 9.25%, 2019 (z)	530,000	553,850
Griffon Corp., 7.125%, 2018	945,000	976,894
Tomkins LLC/Tomkins, Inc., 9%, 2018	1,138,000	1,260,335

		$4,016,229

Consumer Products – 1.1%
Easton-Bell Sports, Inc., 9.75%, 2016	$230,000	$254,438
Elizabeth Arden, Inc., 7.375%, 2021	650,000	705,250
Jarden Corp., 7.5%, 2020	785,000	851,725
Libbey Glass, Inc., 10%, 2015	580,000	619,875
Prestige Brands, Inc., 8.125%, 2020 (z)	65,000	70,444

		$2,501,732

Consumer Services – 0.8%
Realogy Corp., 11.5%, 2017	$625,000	$589,063
Service Corp. International, 6.75%, 2015	380,000	415,150
Service Corp. International, 7%, 2017	825,000	921,938

		$1,926,151

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – 1.7%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$490,000	$513,275
Ball Corp., 5%, 2022	372,000	372,930
Exopack Holding Corp., 10%, 2018	375,000	393,750
Greif, Inc., 6.75%, 2017	770,000	827,750
Reynolds Group, 8.75%, 2016 (n)	285,000	301,388
Reynolds Group, 7.125%, 2019 (n)	570,000	594,225
Reynolds Group, 9.875%, 2019 (z)	240,000	245,400
Reynolds Group, 8.25%, 2021 (n)	495,000	465,300
Sealed Air Corp., 8.125%, 2019 (n)	115,000	126,931
Sealed Air Corp., 8.375%, 2021 (n)	115,000	129,231

		$3,970,180

Defense Electronics – 0.6%
Ducommun, Inc., 9.75%, 2018	$629,000	$666,740
ManTech International Corp., 7.25%, 2018	540,000	575,100
MOOG, Inc., 7.25%, 2018	125,000	134,063

		$1,375,903

Electrical Equipment – 0.1%
Avaya, Inc., 9.75%, 2015	$270,000	$265,950

Electronics – 1.0%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,045,000	$1,144,275
Freescale Semiconductor, Inc., 8.05%, 2020	340,000	341,700
NXP B.V., 9.75%, 2018 (n)	105,000	118,650
Sensata Technologies B.V., 6.5%, 2019 (n)	715,000	748,069

		$2,352,694

Energy – Independent – 8.6%
ATP Oil & Gas Corp., 11.875%, 2015	$445,000	$324,850
Bill Barrett Corp., 9.875%, 2016	655,000	720,500
BreitBurn Energy Partners LP, 8.625%, 2020	325,000	345,313
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	370,000	377,400
Carrizo Oil & Gas, Inc., 8.625%, 2018	425,000	447,313
Chaparral Energy, Inc., 8.875%, 2017	1,085,000	1,133,825
Chesapeake Energy Corp., 6.875%, 2020	390,000	402,675
Concho Resources, Inc., 8.625%, 2017	440,000	481,800
Concho Resources, Inc., 6.5%, 2022	810,000	854,550
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	290,000	290,000
Continental Resources, Inc., 8.25%, 2019	665,000	743,138
Denbury Resources, Inc., 8.25%, 2020	780,000	871,650
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,050,000	1,136,625
EXCO Resources, Inc., 7.5%, 2018	965,000	858,850
Harvest Operations Corp., 6.875%, 2017 (n)	1,145,000	1,213,700
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	255,000	275,400
Laredo Petroleum, Inc., 9.5%, 2019	445,000	495,063
LINN Energy LLC, 6.5%, 2019 (n)	310,000	303,800
LINN Energy LLC, 8.625%, 2020	350,000	377,125
LINN Energy LLC, 7.75%, 2021	428,000	444,050
Newfield Exploration Co., 6.625%, 2014	300,000	303,750
Newfield Exploration Co., 6.625%, 2016	375,000	383,438
Newfield Exploration Co., 6.875%, 2020	300,000	314,250
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,414,000	1,469,146
Pioneer Natural Resources Co., 7.5%, 2020	630,000	770,559

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Plains Exploration & Production Co., 8.625%, 2019	$480,000	$538,800
QEP Resources, Inc., 6.875%, 2021	940,000	1,038,700
Range Resources Corp., 8%, 2019	650,000	713,375
SandRidge Energy, Inc., 8%, 2018 (n)	1,160,000	1,183,200
SM Energy Co., 6.5%, 2021	645,000	686,925
Swift Energy Co., 7.875%, 2022 (n)	310,000	319,300
Whiting Petroleum Corp., 6.5%, 2018	210,000	223,650

		$20,042,720

Energy – Integrated – 0.1%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$290,000	$317,405

Engineering – Construction – 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$570,000	$587,100

Entertainment – 1.2%
AMC Entertainment, Inc., 8.75%, 2019	$455,000	$476,613
AMC Entertainment, Inc., 9.75%, 2020	705,000	664,463
Cedar Fair LP, 9.125%, 2018	420,000	471,450
Cinemark USA, Inc., 8.625%, 2019	755,000	838,050
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	330,000	362,175

		$2,812,751

Financial Institutions – 4.6%
Ally Financial, Inc., 5.5%, 2017	$660,000	$660,785
CIT Group, Inc., 5.25%, 2014 (n)	1,005,000	1,026,356
CIT Group, Inc., 5.25%, 2018	475,000	484,500
CIT Group, Inc., 6.625%, 2018 (n)	846,000	916,853
CIT Group, Inc., 5.5%, 2019 (z)	777,000	792,540
Credit Acceptance Corp., 9.125%, 2017	450,000	486,000
GMAC, Inc., 8%, 2031	130,000	143,325
Icahn Enterprises LP, 8%, 2018 (z)	653,000	679,120
International Lease Finance Corp., 4.875%, 2015	290,000	287,043
International Lease Finance Corp., 8.625%, 2015	295,000	324,500
International Lease Finance Corp., 8.75%, 2017	535,000	595,188
International Lease Finance Corp., 7.125%, 2018 (n)	691,000	753,190
Nationstar Mortgage LLC, 10.875%, 2015	1,160,000	1,220,900
PHH Corp., 9.25%, 2016	615,000	624,994
SLM Corp., 8.45%, 2018	230,000	256,450
SLM Corp., 8%, 2020	1,325,000	1,431,000
SLM Corp., 7.25%, 2022	165,000	172,396

		$10,855,140

Food & Beverages – 1.8%
ARAMARK Corp., 8.5%, 2015	$485,000	$497,130
B&G Foods, Inc., 7.625%, 2018	980,000	1,052,275
Constellation Brands, Inc., 7.25%, 2016	230,000	260,475
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)	360,000	369,900
Pinnacle Foods Finance LLC, 9.25%, 2015	940,000	965,850
Pinnacle Foods Finance LLC, 10.625%, 2017	270,000	284,850
Pinnacle Foods Finance LLC, 8.25%, 2017	195,000	211,575

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
TreeHouse Foods, Inc., 7.75%, 2018		$590,000	$639,413

			$4,281,468

Forest & Paper Products – 1.7%
Boise, Inc., 8%, 2020		$580,000	$638,000
Cascades, Inc., 7.75%, 2017		535,000	535,000
Georgia-Pacific Corp., 8%, 2024		415,000	528,291
Graphic Packaging Holding Co., 7.875%, 2018		480,000	531,600
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		145,000	114,913
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	565,000	813,839
Tembec Industries, Inc., 11.25%, 2018		$275,000	291,500
Tembec Industries, Inc., 11.25%, 2018 (z)		170,000	180,200
Xerium Technologies, Inc., 8.875%, 2018		515,000	446,763

			$4,080,106

Gaming & Lodging – 4.7%
Boyd Gaming Corp., 7.125%, 2016		$565,000	$545,225
Caesars Operating Escrow LLC, 8.5%, 2020 (z)		180,000	183,150
Firekeepers Development Authority, 13.875%, 2015 (n)		630,000	700,875
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		1,450,000	906
GWR Operating Partnership LLP, 10.875%, 2017		340,000	371,875
Harrah’s Operating Co., Inc., 11.25%, 2017		1,395,000	1,520,550
Harrah’s Operating Co., Inc., 10%, 2018		408,000	308,040
Harrah’s Operating Co., Inc., 10%, 2018		205,000	158,363
Host Hotels & Resorts, Inc., 6.75%, 2016		590,000	607,700
MGM Mirage, 10.375%, 2014		155,000	175,731
MGM Mirage, 6.625%, 2015		260,000	267,150
MGM Mirage, 7.5%, 2016		130,000	133,900
MGM Resorts International, 11.375%, 2018		880,000	1,046,100
MGM Resorts International, 9%, 2020		815,000	906,688
Penn National Gaming, Inc., 8.75%, 2019		1,050,000	1,178,625
Pinnacle Entertainment, Inc., 8.75%, 2020		500,000	546,250
Pinnacle Entertainment, Inc., 7.75%, 2022		235,000	246,163
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		840,000	852,600
Wyndham Worldwide Corp., 7.375%, 2020		375,000	451,092
Wynn Las Vegas LLC, 7.75%, 2020		810,000	889,988

			$11,090,971

Industrial – 1.5%
Altra Holdings, Inc., 8.125%, 2016		$565,000	$607,375
Dematic S.A., 8.75%, 2016 (z)		1,035,000	1,076,400
Hillman Group, Inc., 10.875%, 2018		405,000	424,238
Hyva Global B.V., 8.625%, 2016 (n)		467,000	400,453
Mueller Water Products, Inc., 8.75%, 2020		611,000	684,320

Issuer	Shares/Par	Value ($)

BONDS – continued
Industrial – continued
Rexel S.A., 6.125%, 2019 (z)	$245,000	$248,063

		$3,440,849

Insurance – 0.7%
American International Group, Inc., 8.25%, 2018	$635,000	$762,261
American International Group, Inc., 8.175% to 2038, FRN to 2068	845,000	894,433

		$1,656,694

Insurance – Health – 0.3%
AMERIGROUP Corp., 7.5%, 2019	$580,000	$635,100

Insurance – Property & Casualty – 1.0%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$765,000	$1,023,188
USI Holdings Corp., 9.75%, 2015 (z)	570,000	572,850
XL Group PLC, 6.5% to 2017, FRN to 2049	1,000,000	842,500

		$2,438,538

Machinery & Tools – 1.5%
Case Corp., 7.25%, 2016	$390,000	$428,025
Case New Holland, Inc., 7.875%, 2017	1,260,000	1,464,750
CNH Capital LLC, 6.25%, 2016 (n)	175,000	187,688
Rental Service Corp., 9.5%, 2014	130,000	133,575
RSC Equipment Rental, Inc., 8.25%, 2021	665,000	708,225
UR Financing Escrow Corp., 5.75%, 2018 (z)	320,000	327,600
UR Financing Escrow Corp., 7.625%, 2022 (z)	324,000	332,910

		$3,582,773

Major Banks – 0.8%
Bank of America Corp., 5.65%, 2018	$655,000	$699,214
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	320,000	260,800
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,125,000	953,438

		$1,913,452

Medical & Health Technology & Services – 5.0%
Biomet, Inc., 10%, 2017	$700,000	$753,375
Biomet, Inc., 10.375%, 2017 (p)	265,000	285,538
Biomet, Inc., 11.625%, 2017	370,000	400,063
Davita, Inc., 6.375%, 2018	745,000	780,388
Davita, Inc., 6.625%, 2020	545,000	569,525
Emdeon, Inc., 11%, 2019 (n)	310,000	350,300
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	720,000	829,800
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)	230,000	236,900
HCA, Inc., 8.5%, 2019	1,800,000	2,000,250
HCA, Inc., 7.5%, 2022	495,000	527,175
HCA, Inc., 5.875%, 2022	310,000	310,388
HealthSouth Corp., 8.125%, 2020	1,005,000	1,100,475
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	180,000	175,050
Physio-Control International, Inc., 9.875%, 2019 (z)	425,000	446,250
Teleflex, Inc., 6.875%, 2019	340,000	366,350

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp., 9.25%, 2015	$425,000	$471,750
Universal Health Services, Inc., 7%, 2018	515,000	551,050
Universal Hospital Services, Inc., 8.5%, 2015 (p)	690,000	706,388
Universal Hospital Services, Inc., FRN, 4.12%, 2015	335,000	316,575
USPI Finance Corp., 9%, 2020 (z)	200,000	206,000
Vanguard Health Systems, Inc., 0%, 2016	3,000	1,980
Vanguard Health Systems, Inc., 8%, 2018	385,000	392,700

		$11,778,270

Metals & Mining – 2.2%
Arch Coal, Inc., 7.25%, 2020	$350,000	$324,625
Cloud Peak Energy, Inc., 8.25%, 2017	1,185,000	1,208,700
Cloud Peak Energy, Inc., 8.5%, 2019	995,000	1,037,288
Consol Energy, Inc., 8%, 2017	555,000	578,588
Consol Energy, Inc., 8.25%, 2020	120,000	125,400
FMG Resources, 6%, 2017 (z)	270,000	267,300
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	190,000	190,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	850,000	892,500
Peabody Energy Corp., 6%, 2018 (n)	305,000	298,900
Peabody Energy Corp., 6.25%, 2021 (n)	305,000	298,900

		$5,222,201

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$605,000	$614,075
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	390,000	351,975

		$966,050

Natural Gas – Pipeline – 2.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,055,000	$1,123,575
Crosstex Energy, Inc., 8.875%, 2018	1,040,000	1,105,000
El Paso Corp., 7%, 2017	660,000	734,939
El Paso Corp., 7.75%, 2032	1,040,000	1,184,293
Energy Transfer Equity LP, 7.5%, 2020	855,000	949,050
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	465,000	506,850
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	287,000	308,525
Rockies Express Pipeline, 5.625%, 2020 (n)	328,000	278,800

		$6,191,032

Network & Telecom – 1.8%
Cincinnati Bell, Inc., 8.25%, 2017	$230,000	$234,888
Cincinnati Bell, Inc., 8.75%, 2018	380,000	354,825
Citizens Communications Co., 9%, 2031	485,000	470,450
Eileme 2 AB, 11.625%, 2020 (n)	504,000	525,420
Frontier Communications Corp., 8.125%, 2018	215,000	227,363
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,075,000	1,147,563
Windstream Corp., 8.125%, 2018	150,000	160,500
Windstream Corp., 7.75%, 2020	755,000	807,850
Windstream Corp., 7.75%, 2021	315,000	337,050

		$4,265,909

Issuer	Shares/Par		Value ($)

BONDS – continued
Oil Services – 1.0%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$230,000	$228,275
Dresser-Rand Group, Inc., 6.5%, 2021		130,000	135,850
Edgen Murray Corp., 12.25%, 2015		460,000	469,200
Pioneer Drilling Co., 9.875%, 2018		950,000	1,007,000
Pioneer Drilling Co., 9.875%, 2018 (n)		70,000	74,200
Unit Corp., 6.625%, 2021		450,000	460,125

			$2,374,650

Other Banks & Diversified Financials – 1.4%
Capital One Financial Corp., 10.25%, 2039		$725,000	$744,938
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		545,000	577,166
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		705,000	634,500
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,384,000	1,397,840

			$3,354,444

Pharmaceuticals – 0.7%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	375,000	$541,399
Endo Pharmaceuticals Holdings, Inc., 7%, 2019		$275,000	293,563
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (z)		240,000	244,200
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		485,000	482,575

			$1,561,737

Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)		$100,346	$75,761
Nielsen Finance LLC, 11.5%, 2016		286,000	329,615
Nielsen Finance LLC, 7.75%, 2018		605,000	667,013

			$1,072,389

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$310,000	$333,638

Real Estate – 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017		$290,000	$329,150
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		325,000	292,500
Entertainment Properties Trust, REIT, 7.75%, 2020		755,000	793,879
Kennedy Wilson, Inc., 8.75%, 2019		280,000	291,900
MPT Operating Partnership LP, REIT, 6.875%, 2021		560,000	585,200
MPT Operating Partnership LP, REIT, 6.375%, 2022		195,000	197,925

			$2,490,554

Retailers – 2.5%
Academy Ltd., 9.25%, 2019 (n)		$470,000	$482,338
Burlington Coat Factory Warehouse Corp., 10%, 2019		655,000	681,200
J. Crew Group, Inc., 8.125%, 2019		555,000	564,713

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
Limited Brands, Inc., 6.9%, 2017	$550,000	$611,875
Limited Brands, Inc., 7%, 2020	205,000	228,575
Limited Brands, Inc., 6.95%, 2033	320,000	307,200
Neiman Marcus Group, Inc., 10.375%, 2015	510,000	531,043
QVC, Inc., 7.375%, 2020 (n)	390,000	429,000
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	290,000	308,850
Toys “R” Us Property Co. II LLC, 8.5%, 2017	249,000	259,894
Toys “R” Us, Inc., 10.75%, 2017	1,050,000	1,149,750
Yankee Acquisition Corp., 8.5%, 2015	5,000	5,125
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	320,000	326,000

		$5,885,563

Specialty Chemicals – 0.1%
Koppers, Inc., 7.875%, 2019	$260,000	$277,550

Specialty Stores – 0.5%
Michaels Stores, Inc., 11.375%, 2016	$530,000	$563,157
Michaels Stores, Inc., 7.75%, 2018	540,000	575,100

		$1,138,257

Telecommunications – Wireless – 3.8%
Clearwire Corp., 12%, 2015 (n)	$825,000	$812,625
Cricket Communications, Inc., 7.75%, 2016	95,000	100,225
Cricket Communications, Inc., 7.75%, 2020	830,000	815,475
Crown Castle International Corp., 9%, 2015	825,000	907,500
Crown Castle International Corp., 7.125%, 2019	575,000	628,188
Digicel Group Ltd., 12%, 2014 (n)	140,000	156,450
Digicel Group Ltd., 8.25%, 2017 (n)	895,000	946,463
Digicel Group Ltd., 10.5%, 2018 (n)	280,000	309,400
MetroPCS Wireless, Inc., 7.875%, 2018	450,000	473,625
Sprint Capital Corp., 6.875%, 2028	530,000	405,450
Sprint Nextel Corp., 6%, 2016	745,000	664,913
Sprint Nextel Corp., 8.375%, 2017	675,000	651,375
Sprint Nextel Corp., 9%, 2018 (n)	310,000	340,225
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	920,000	906,200
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	755,000	711,588

		$8,829,702

Telephone Services – 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$320,000	$340,800
Level 3 Financing, Inc., 9.375%, 2019	585,000	639,113
Level 3 Financing, Inc., 8.625%, 2020 (z)	295,000	309,750
Sable International Finance Ltd., 8.75%, 2020 (z)	200,000	212,000

		$1,501,663

Transportation – 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$547,000	$478,625

Transportation – Services – 2.6%
ACL I Corp., 10.625%, 2016 (n)(p)	$745,073	$735,400
Aguila American Resources Ltd., 7.875%, 2018 (n)	460,000	480,700

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – continued
Avis Budget Car Rental LLC, 8.25%, 2019 (z)	$140,000	$145,950
Avis Budget Car Rental LLC, 9.75%, 2020	260,000	284,050
CEVA Group PLC, 8.375%, 2017 (z)	705,000	697,950
Commercial Barge Line Co., 12.5%, 2017	1,370,000	1,539,538
Hertz Corp., 7.5%, 2018	510,000	541,238
Navios Maritime Acquisition Corp., 8.625%, 2017	790,000	711,000
Navios Maritime Holdings, Inc., 8.875%, 2017	220,000	225,500
Swift Services Holdings, Inc., 10%, 2018	680,000	740,350

		$6,101,676

Utilities – Electric Power – 4.8%
AES Corp., 8%, 2017	$665,000	$748,956
Atlantic Power Corp., 9%, 2018 (z)	400,000	404,000
Calpine Corp., 8%, 2016 (n)	625,000	679,688
Calpine Corp., 7.875%, 2020 (n)	840,000	913,500
Covanta Holding Corp., 7.25%, 2020	835,000	898,342
Covanta Holding Corp., 6.375%, 2022	190,000	193,037
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	495,000	549,450
Edison Mission Energy, 7%, 2017	670,000	422,100
EDP Finance B.V., 6%, 2018 (n)	1,195,000	1,056,123
Energy Future Holdings Corp., 10%, 2020	950,000	1,030,750
Energy Future Holdings Corp., 10%, 2020	1,305,000	1,422,450
Energy Future Holdings Corp., 11.75%, 2022 (z)	300,000	306,750
GenOn Energy, Inc., 9.5%, 2018	165,000	151,800
GenOn Energy, Inc., 9.875%, 2020	1,145,000	1,041,950
NRG Energy, Inc., 7.375%, 2017	420,000	436,800
NRG Energy, Inc., 8.25%, 2020	685,000	674,725
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	340,000	221,850

		$11,152,271

Total Bonds		$219,795,523

FLOATING RATE LOANS (g)(r) – 0.4%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$524,803	$391,853

Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$326,932	$300,982

Utilities – Electric Power – 0.1%
Dynegy Holdings, Inc., CoalCo. Term Loan, 9.25%, 2016	$87,482	$89,287
Dynegy Holdings, Inc., GasCo. Term Loan, 9.25%, 2016	131,224	136,866

		$226,153

Total Floating Rate Loans		$918,988

COMMON STOCKS – 0.3%
Automotive – 0.1%
Accuride Corp. (a)	17,214	$149,590

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	131	$379,900

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	25,715	$142,718

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	2,960	$105,080

Total Common Stocks		$777,288

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75%	11,360	$475,416

PREFERRED STOCKS – 0.8%
Other Banks & Diversified Financials – 0.8%
Ally Financial, Inc., 7% (z)	363	$302,413
Ally Financial, Inc., “A”, 8.5%	45,809	994,055
GMAC Capital Trust I, 8.125%	19,950	461,045

Total Preferred Stocks		$1,757,513

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a) (1 share for 1 warrant)	$0.01	7/14/10	103	$298,700

CONVERTIBLE BONDS – 0.3%
Network & Telecom – 0.3%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$685,000	$669,588

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,505,665	$3,505,665

Total Investments		$228,198,681

OTHER ASSETS, LESS LIABILITIES – 2.6%		6,114,365

Net Assets – 100.0%		$234,313,046

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $51,858,013, representing 22.1% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$340,313	$302,413
American Media, Inc., 13.5%, 2018	12/22/10	101,774	75,761
Arbor Realty Mortgage Securities, CDO, FRN, 2.861%, 2038	12/20/05	568,229	142,057
Ardagh Packaging Finance PLC, 9.125%, 2020	1/19/12-1/20/12	476,227	513,275
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	397,628	404,000
Avis Budget Car Rental LLC, 8.25%, 2019	3/26/12	144,895	145,950
BreitBurn Energy Partners LP, 7.875%, 2022	1/10/12	366,914	377,400
CDW LLC/CDW Finance Corp., 8.5%, 2019	2/02/12	182,557	185,938
CEVA Group PLC, 8.375%, 2017	1/27/12-3/28/12	698,999	697,950
CIT Group, Inc., 5.5%, 2019	2/02/12	777,000	792,540
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	984,846	23,228
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.859%, 2050	4/12/06	519,032	10,376
Caesars Operating Escrow LLC, 8.5%, 2020	2/09/12	180,000	183,150
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	2/29/12-3/06/12	366,714	362,600
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	2/29/12	35,000	33,775
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,039,433	1,076,400
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	535,762	553,850

7

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Energy Future Holdings Corp., 11.75%, 2022	2/01/12-2/03/12	$298,387	$306,750
FMG Resources, 6%, 2017	3/14/12	270,000	267,300
Fidelity National Information Services, Inc., 5%, 2022	3/05/12	290,000	285,650
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/12	230,000	236,900
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	385,837	385,422
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	552,996	332,891
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	249,911	261,375
INEOS Finance PLC, 8.375%, 2019	2/03/12-2/06/12	478,972	497,025
Icahn Enterprises LP, 8%, 2018	1/06/12-3/12/12	673,734	679,120
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12-1/31/12	361,022	369,900
LBI Media, Inc., 8.5%, 2017	7/18/07	732,232	223,850
Lawson Software, Inc., 9.375%, 2019	3/29/12	80,000	82,800
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	295,430	309,750
Local TV Finance LLC, 9.25%, 2015	11/28/07-2/16/11	817,885	843,730
LyondellBasell Industries N.V., 5%, 2019	3/26/12	320,000	320,000
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11-8/15/11	119,481	114,913
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	431,820	446,250
Prestige Brands, Inc., 8.125%, 2020	1/24/12	65,000	70,444
Rexel S.A., 6.125%, 2019	3/21/12	245,000	248,063
Reynolds Group, 9.875%, 2019	2/09/12	240,000	245,400
Sable International Finance Ltd., 8.75%, 2020	1/20/12	200,000	212,000
Tembec Industries, Inc., 11.25%, 2018	2/17/12	179,248	180,200
Townsquare Radio LLC, 9%, 2019	3/30/12	282,150	282,150
TransUnion Holding Co., Inc., 9.625%, 2018	3/02/12	235,000	247,338
UPC Holding B.V., 9.875%, 2018	3/09/12-3/29/12	540,075	535,925
UR Financing Escrow Corp., 5.75%, 2018	2/24/12	320,000	327,600
UR Financing Escrow Corp., 7.625%, 2022	2/24/12	324,000	332,910
USG Corp., 7.875%, 2020	3/29/12	223,378	225,281
USI Holdings Corp., 9.75%, 2015	5/07/07-11/28/07	571,392	572,850
USPI Finance Corp., 9%, 2020	3/20/12	200,000	206,000
Valeant Pharmaceuticals International, Inc., 6.5%, 2016	2/28/12	246,194	244,200
Videotron Ltee, 5%, 2022	2/29/12-3/01/12	370,953	366,300
Total Restricted Securities			$16,140,950
% of Net assets			6.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

8

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Barclays Bank PLC	950,578	4/12/12	$1,217,299	$1,267,834	$(50,535)
SELL	EUR	Credit Suisse Group	757,154	4/12/12	963,759	1,009,855	(46,096)
SELL	EUR	JPMorgan Chase Bank N.A.	353,772	4/12/12	450,755	471,844	(21,089)

							$(117,720)

At March 31, 2012, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,080,106	$1,086,093	$142,718	$3,308,917
Corporate Bonds	—	182,445,512	—	182,445,512
Commercial Mortgage-Backed Securities	—	1,341,242	—	1,341,242
Asset-Backed Securities (including CDOs)	—	569,777	—	569,777
Foreign Bonds	—	36,108,580	—	36,108,580
Floating Rate Loans	—	918,988	—	918,988
Mutual Funds	3,505,665	—	—	3,505,665
Total Investments	$5,585,771	$222,470,192	$142,718	$228,198,681

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(117,720)	$—	$(117,720)

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$305,751
Change in unrealized appreciation (depreciation)	(163,033)
Balance as of 3/31/12	$142,718

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2012 is $(163,033).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$230,332,675
Gross unrealized appreciation	$9,192,315
Gross unrealized depreciation	(11,326,309)
Net unrealized appreciation (depreciation)	$(2,133,994)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,583,165	13,842,949	(18,920,449)	3,505,665

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,197	$3,505,665

11

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Airlines – 1.1%
Copa Holdings S.A., “A”	32,850	$2,601,718

Alcoholic Beverages – 5.7%
Carlsberg A.S., “B”	26,661	$2,202,836
Diageo PLC	179,827	4,321,693
Heineken N.V.	67,833	3,770,289
Pernod Ricard S.A.	36,215	3,786,715

		$14,081,533

Apparel Manufacturers – 5.7%
Cia.Hering S.A.	14,500	$374,524
Compagnie Financiere Richemont S.A.	37,689	2,363,130
Li & Fung Ltd.	1,367,200	3,123,189
LVMH Moet Hennessy Louis Vuitton S.A.	40,917	7,031,472
Swatch Group Ltd.	2,716	1,250,136

		$14,142,451

Automotive – 2.9%
Bayerische Motoren Werke AG	36,639	$3,294,995
Guangzhou Automobile Group Co. Ltd., “H”	798,000	791,264
Honda Motor Co. Ltd.	81,200	3,121,280

		$7,207,539

Broadcasting – 1.3%
Publicis Groupe S.A.	57,512	$3,170,549

Brokerage & Asset Managers – 1.2%
Aberdeen Asset Management PLC	370,642	$1,523,605
BM&F Bovespa S.A.	248,400	1,529,495

		$3,053,100

Business Services – 7.3%
Accenture PLC, “A”	36,410	$2,348,445
Amadeus IT Holding S.A.	87,680	1,654,684
Brenntag AG	21,483	2,630,815
Capita Group PLC	113,935	1,334,902
Compass Group PLC	381,810	4,003,174
Experian Group Ltd.	108,967	1,698,484
Intertek Group PLC	41,299	1,658,711
LPS Brasil – Consultoria de Imoveis S.A.	60,100	1,219,812
Michael Page International PLC	178,405	1,369,723

		$17,918,750

Computer Software – 3.8%
Check Point Software Technologies Ltd. (a)	34,720	$2,216,525
Dassault Systems S.A.	34,305	3,156,470
OBIC Co. Ltd.	6,210	1,265,092
SAP AG	40,064	2,797,770

		$9,435,857

Computer Software – Systems – 0.9%
NICE Systems Ltd., ADR (a)	55,740	$2,190,582

Construction – 0.4%
Bellway PLC	77,797	$1,017,890

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 3.2%
Reckitt Benckiser Group PLC	65,153	$3,681,820
Uni-Charm Corp.	79,200	4,187,352

		$7,869,172

Electrical Equipment – 3.0%
Legrand S.A.	86,819	$3,194,659
Mettler-Toledo International, Inc. (a)	6,810	1,258,148
Schneider Electric S.A.	45,212	2,954,059

		$7,406,866

Electronics – 5.8%
ASML Holding N.V.	80,630	$4,042,788
Infineon Technologies AG	144,846	1,480,926
Samsung Electronics Co. Ltd.	2,673	3,007,877
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	383,290	5,856,671

		$14,388,262

Energy – Independent – 0.9%
INPEX Corp.	337	$2,288,586

Energy – Integrated – 3.5%
BG Group PLC	123,793	$2,867,142
China Petroleum & Chemical Corp.	1,964,000	2,139,635
OAO Gazprom, ADR	174,550	2,129,510
Suncor Energy, Inc.	43,771	1,430,144

		$8,566,431

Engineering – Construction – 1.2%
JGC Corp.	99,000	$3,079,722

Food & Beverages – 4.4%
Groupe Danone	92,898	$6,479,867
Nestle S.A.	69,181	4,353,031

		$10,832,898

Food & Drug Stores – 2.2%
CP All PLC	450,800	$957,128
Dairy Farm International Holdings Ltd.	191,700	2,001,348
Lawson, Inc.	39,200	2,471,762

		$5,430,238

Gaming & Lodging – 0.4%
Sands China Ltd.	232,800	$909,849

General Merchandise – 0.6%
Lojas Renner S.A.	41,600	$1,428,864

Insurance – 1.1%
AIA Group Ltd.	753,600	$2,760,902

Internet – 0.7%
Yahoo Japan Corp.	5,551	$1,796,010

Machinery & Tools – 1.8%
KONE Oyj “B”	37,878	$2,110,132
Schindler Holding AG	18,468	2,221,807

		$4,331,939

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 4.2%
Credit Suisse Group AG	89,475	$2,550,340
HSBC Holdings PLC	303,048	2,689,257
Julius Baer Group Ltd.	50,062	2,020,892
Standard Chartered PLC	122,062	3,045,717

		$10,306,206

Medical & Health Technology & Services – 1.7%
Diagnosticos da America S.A.	98,300	$754,435
Fleury S.A.	89,100	1,176,318
Fresenius Medical Care AG & Co. KGaA	30,792	2,182,315

		$4,113,068

Medical Equipment – 2.4%
Essilor International S.A.	30,124	$2,684,987
Sonova Holding AG	29,223	3,247,000

		$5,931,987

Metals & Mining – 2.5%
Iluka Resources Ltd.	75,840	$1,397,562
Rio Tinto Ltd.	70,399	4,769,150

		$6,166,712

Network & Telecom – 0.8%
Ericsson, Inc., “B”	178,414	$1,848,647

Oil Services – 1.3%
Saipem S.p.A.	36,275	$1,873,756
Technip	12,070	1,421,915

		$3,295,671

Other Banks & Diversified Financials – 6.1%
Banco Santander Brasil S.A., ADR	138,890	$1,273,621
Banco Santander Chile, ADR	18,870	1,624,518
Bank Rakyat Indonesia	1,658,000	1,260,182
China Construction Bank	1,908,410	1,474,520
Credicorp Ltd.	23,960	3,158,407
HDFC Bank Ltd.	173,647	1,768,830
Itau Unibanco Holding S.A., ADR	137,750	2,643,423
Siam Commercial Bank Co. Ltd.	382,100	1,777,353

		$14,980,854

Pharmaceuticals – 4.6%
Bayer AG	31,629	$2,224,762
Novo Nordisk A/S, “B”	18,527	2,565,124
Roche Holding AG	16,162	2,812,729
Santen Pharmaceutical Co. Ltd.	47,900	2,053,568

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd., ADR	36,610	$1,649,647

		$11,305,830

Precious Metals & Minerals – 1.3%
Goldcorp, Inc.	34,380	$1,549,676
Newcrest Mining Ltd.	51,468	1,582,333

		$3,132,009

Railroad & Shipping – 2.1%
Canadian National Railway Co.	46,640	$3,704,615
Kuehne & Nagel, Inc. AG	10,790	1,459,465

		$5,164,080

Real Estate – 0.6%
Brasil Brokers Participacoes	361,200	$1,545,357

Specialty Chemicals – 6.3%
Akzo Nobel N.V.	41,929	$2,475,609
L’Air Liquide S.A.	18,575	2,476,356
Linde AG	32,388	5,812,004
Shin-Etsu Chemical Co. Ltd.	44,500	2,591,510
Symrise AG	77,161	2,233,138

		$15,588,617

Specialty Stores – 1.5%
Industria de Diseno Textil S.A.	39,024	$3,737,965

Telecommunications – Wireless – 1.9%
MTN Group Ltd.	70,766	$1,245,578
TIM Participacoes S.A., ADR	105,400	3,400,204

		$4,645,782

Telephone Services – 1.0%
China Unicom (Hong Kong) Ltd.	1,422,000	$2,391,112

Tobacco – 1.2%
Japan Tobacco, Inc.	543	$3,077,908

Total Common Stocks		$243,141,513

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,828,696	$2,828,696

Total Investments		$245,970,209

OTHER ASSETS, LESS LIABILITIES – 0.2%		531,926

Net Assets – 100.0%		$246,502,135

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

3

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$36,357,049	$—	$—	$36,357,049
United Kingdom	29,212,118	—	—	29,212,118
Japan	1,796,010	24,136,780	—	25,932,790
Germany	22,656,725	—	—	22,656,725
Switzerland	22,278,530	—	—	22,278,530
Brazil	15,346,053	—	—	15,346,053
Netherlands	10,288,686	—	—	10,288,686
Hong Kong	5,672,099	3,123,189	—	8,795,288
Australia	7,749,045	—	—	7,749,045
Other Countries	57,630,806	6,894,423	—	64,525,229
Mutual Funds	2,828,696	—	—	2,828,696
Total Investments	$211,815,817	$34,154,392	$—	$245,970,209

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $31,932,174 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $79,505,895 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$207,650,309
Gross unrealized appreciation	$41,910,917
Gross unrealized depreciation	(3,591,017)
Net unrealized appreciation (depreciation)	$38,319,900

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,785,076	17,119,608	(16,075,988)	2,828,696

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$776	$2,828,696

4

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

France	14.7%
United Kingdom	11.9%
Japan	10.5%
Germany	9.2%
Switzerland	9.0%
Brazil	6.2%
Netherlands	4.2%
Hong Kong	3.6%
Australia	3.1%
Other Countries	27.6%

5

MFS® International Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 91.9%
Aerospace – 1.3%
Cobham PLC	1,826,264	$6,692,260

Alcoholic Beverages – 3.1%
Heineken N.V.	287,943	$16,004,429

Automotive – 0.7%
USS Co. Ltd.	35,780	$3,647,579

Broadcasting – 1.8%
Fuji Television Network, Inc.	2,816	$4,864,272
Nippon Television Network Corp.	28,540	4,594,424

		$9,458,696

Brokerage & Asset Managers – 1.5%
Computershare Ltd.	331,659	$3,091,940
Daiwa Securities Group, Inc.	1,253,000	5,019,356

		$8,111,296

Business Services – 5.8%
Amadeus IT Holding S.A.	321,607	$6,069,319
Brenntag AG	27,483	3,365,576
Bunzl PLC	421,990	6,776,733
Compass Group PLC	789,145	8,273,971
Nomura Research, Inc.	236,800	5,927,511

		$30,413,110

Chemicals – 1.1%
Givaudan S.A.	5,802	$5,591,825

Computer Software – 0.8%
OBIC Co. Ltd.	19,820	$4,037,702

Computer Software – Systems – 2.0%
Asustek Computer, Inc.	224,640	$2,119,712
Konica Minolta Holdings, Inc.	447,000	3,947,181
Nintendo Co. Ltd.	15,200	2,302,425
Venture Corp. Ltd.	320,000	2,173,564

		$10,542,882

Construction – 0.7%
Geberit AG	17,520	$3,666,255

Consumer Products – 6.2%
Henkel KGaA, IPS	138,105	$10,119,431
Kao Corp.	459,700	12,126,210
KOSE Corp.	101,300	2,302,487
Reckitt Benckiser Group PLC	137,868	7,790,972

		$32,339,100

Containers – 0.4%
Brambles Ltd.	263,613	$1,938,751

Electrical Equipment – 1.6%
Legrand S.A.	151,629	$5,579,458
Spectris PLC	106,451	3,069,941

		$8,649,399

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 3.2%
ASM International N.V.	49,637	$1,909,895
Halma PLC	529,769	3,225,075
Samsung Electronics Co. Ltd.	5,047	5,679,295
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	375,797	5,742,178

		$16,556,443

Energy – Independent – 0.8%
Cairn Energy PLC	765,709	$3,957,175

Energy – Integrated – 5.0%
BP PLC	1,723,671	$12,752,566
Royal Dutch Shell PLC, “A”	390,827	13,649,673

		$26,402,239

Food & Beverages – 5.7%
Groupe Danone	202,516	$14,125,996
Nestle S.A.	245,911	15,473,297

		$29,599,293

Food & Drug Stores – 1.3%
Lawson, Inc.	106,300	$6,702,764

General Merchandise – 0.0%
Daiei, Inc. (a)	8,900	$29,007

Insurance – 6.0%
Amlin PLC	284,394	$1,500,222
Catlin Group Ltd.	291,297	1,892,607
Euler Hermes	20,112	1,579,896
Hiscox Ltd.	555,484	3,519,337
ING Groep N.V. (a)	654,884	5,456,246
Jardine Lloyd Thompson Group PLC	224,813	2,511,726
SNS REAAL Groep N.V. (a)	186,237	474,911
Swiss Re Ltd.	112,095	7,158,831
Zurich Insurance Group AG	27,673	7,437,100

		$31,530,876

Leisure & Toys – 0.3%
Sankyo Co. Ltd.	36,100	$1,770,762

Machinery & Tools – 1.8%
Glory Ltd.	107,100	$2,356,030
Neopost S.A.	70,420	4,528,780
Schindler Holding AG	21,540	2,591,386

		$9,476,196

Major Banks – 4.2%
HSBC Holdings PLC	1,281,094	$11,368,468
Julius Baer Group Ltd.	55,093	2,223,982
Sumitomo Mitsui Financial Group, Inc.	151,300	5,023,683
UniCredit S.p.A. (a)	644,017	3,226,123

		$21,842,256

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 1.5%
Kobayashi Pharmaceutical Co. Ltd.	91,400	$4,582,441
Miraca Holdings, Inc.	41,600	1,632,689
Rhoen-Klinikum AG	88,066	1,768,264

		$7,983,394

Medical Equipment – 1.9%
Nihon Kohden Corp.	82,100	$2,210,156
Smith & Nephew PLC	282,761	2,865,172
Synthes, Inc. (n)	27,882	4,836,957

		$9,912,285

Network & Telecom – 1.5%
Ericsson, Inc., “B”	748,171	$7,752,218

Other Banks & Diversified Financials – 2.5%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Chiba Bank Ltd.	245,000	1,571,014
DnB NOR A.S.A.	416,555	5,354,375
Hachijuni Bank Ltd.	253,000	1,499,541
Joyo Bank Ltd.	368,000	1,693,008
Jyske Bank A.S. (a)	20,891	660,859
Sapporo Hokuyo Holdings, Inc.	294,400	1,092,908
Sydbank A.S. (a)	36,740	668,359
Unione di Banche Italiane ScpA	167,396	709,508

		$13,249,572

Pharmaceuticals – 8.7%
Bayer AG	113,737	$8,000,183
GlaxoSmithKline PLC	576,099	12,868,341
Hisamitsu Pharmaceutical Co., Inc.	41,700	1,985,108
Roche Holding AG	68,254	11,878,479
Sanofi	82,427	6,401,391
Santen Pharmaceutical Co. Ltd.	99,900	4,282,911

		$45,416,413

Printing & Publishing – 1.3%
Pearson PLC	268,910	$5,010,919
United Business Media Ltd.	163,370	1,635,804

		$6,646,723

Real Estate – 1.9%
Deutsche Wohnen AG	374,736	$5,537,621
GSW Immobilien AG (a)	125,049	4,322,047

		$9,859,668

Specialty Chemicals – 1.7%
Shin-Etsu Chemical Co. Ltd.	94,300	$5,491,673
Symrise AG	112,791	3,264,316

		$8,755,989

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.6%
Esprit Holdings Ltd.	1,498,272	$3,025,958

Telecommunications – Wireless – 6.7%
KDDI Corp.	2,625	$17,080,473
NTT DoCoMo, Inc.	3,030	5,050,156
Vodafone Group PLC	4,784,585	13,178,377

		$35,309,006

Telephone Services – 2.3%
China Unicom (Hong Kong) Ltd.	1,000,000	$1,681,514
Royal KPN N.V.	402,266	4,425,069
TDC A.S.	517,899	3,766,707
Telecom Italia S.p.A.	2,418,883	2,377,609

		$12,250,899

Tobacco – 4.8%
British American Tobacco PLC	265,847	$13,396,636
Japan Tobacco, Inc.	2,082	11,801,480

		$25,198,116

Trucking – 1.2%
Yamato Holdings Co. Ltd.	419,500	$6,524,636

Total Common Stocks		$480,845,172

Issuer/Expiration Date/Strike Price		Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.1%
JPY Currency – August 2012 @ $0.0118	JPY	1,342,944,000	$245,759
JPY Currency – January 2013 @ $0.0119	JPY	360,804,000	142,518
JPY Currency – March 2013 @ $0.0110	JPY	374,496,933	65,162

Total Put Options Purchased			$453,439

CALL OPTIONS PURCHASED – 0.1%
EUR Currency – March 2013 @ JPY 121.25	EUR	17,140,165	$393,641

Issuer	Shares/Par
MONEY MARKET FUNDS – 4.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	21,829,312	$21,829,312

Total Investments		$503,521,564

OTHER ASSETS, LESS LIABILITIES – 3.7%		19,531,784

Net Assets – 100.0%		$523,053,348

(a)	Non-income producing security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,836,957, representing 0.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

4

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$135,935,980	$—	$—	$135,935,980
Japan	1,770,762	129,378,824	—	131,149,586
Switzerland	60,858,111	—	—	60,858,111
Germany	36,377,439	—	—	36,377,439
France	32,215,521	—	—	32,215,521
Netherlands	28,270,548	—	—	28,270,548
Taiwan	7,861,890	—	—	7,861,890
Sweden	7,752,218	—	—	7,752,218
Italy	6,313,240	—	—	6,313,240
Other Countries	27,229,604	6,881,035	0	34,110,639
Purchased Currency Options	—	847,080	—	847,080
Mutual Funds	21,829,312	—	—	21,829,312
Total Investments	$366,414,625	$137,106,939	$0	$503,521,564

For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2012, the fund held one level 3 securities valued at $0, which was also held and valued at $0 at December 31, 2011.

Of the level 2 investments presented above, equity investments amounting to $131,209,703 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $222,352,929 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$478,458,570
Gross unrealized appreciation	$56,413,380
Gross unrealized depreciation	(31,350,386)
Net unrealized appreciation (depreciation)	$25,062,994

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,740,443	32,514,599	(30,425,730)	21,829,312

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,440	$21,829,312

5

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United Kingdom	26.8%
Japan	25.8%
Switzerland	12.0%
Germany	7.2%
France	6.3%
Netherlands	5.6%
United States	5.3%
Taiwan	1.5%
Sweden	1.5%
Other Countries	8.0%

6

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 3.9%
Precision Castparts Corp.	22,899	$3,959,407
United Technologies Corp.	229,520	19,036,389

		$22,995,796

Alcoholic Beverages – 0.8%
Diageo PLC	195,269	$4,692,803

Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	37,388	$6,425,023
NIKE, Inc., “B”	74,360	8,063,598

		$14,488,621

Automotive – 1.6%
Johnson Controls, Inc.	298,380	$9,691,382

Broadcasting – 2.8%
Omnicom Group, Inc.	127,110	$6,438,122
Viacom, Inc., “B”	210,020	9,967,549

		$16,405,671

Brokerage & Asset Managers – 4.4%
Charles Schwab Corp.	433,060	$6,223,072
CME Group, Inc.	24,030	6,952,600
Franklin Resources, Inc.	104,350	12,942,531

		$26,118,203

Business Services – 7.2%
Accenture PLC, “A”	227,910	$14,700,195
Dun & Bradstreet Corp.	119,250	10,104,053
MSCI, Inc., “A” (a)	250,550	9,222,746
Verisk Analytics, Inc., “A” (a)	189,360	8,894,239

		$42,921,233

Cable TV – 1.1%
DIRECTV, “A” (a)	129,300	$6,379,662

Chemicals – 0.5%
Monsanto Co.	38,470	$3,068,367

Computer Software – 5.4%
Autodesk, Inc. (a)	142,860	$6,045,835
Check Point Software Technologies Ltd. (a)	95,580	6,101,827
Oracle Corp.	678,810	19,794,100

		$31,941,762

Computer Software – Systems – 7.3%
Apple, Inc. (a)	40,420	$24,230,577
EMC Corp. (a)	259,350	7,749,378
International Business Machines Corp.	55,290	11,536,259

		$43,516,214

Consumer Products – 6.5%
Church & Dwight Co., Inc.	73,160	$3,598,740
Colgate-Palmolive Co.	193,090	18,880,340
Procter & Gamble Co.	238,091	16,002,096

		$38,481,176

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 9.6%
Amphenol Corp., “A”	170,740	$10,205,130
Danaher Corp.	424,340	23,763,040
Mettler-Toledo International, Inc. (a)	16,390	3,028,053
Sensata Technologies Holding B.V. (a)	418,840	14,022,763
W.W. Grainger, Inc.	27,340	5,872,905

		$56,891,891

Electronics – 4.7%
ASML Holding N.V.	105,590	$5,294,283
Microchip Technology, Inc.	299,710	11,149,212
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	739,589	11,300,920

		$27,744,415

Energy – Independent – 1.3%
Occidental Petroleum Corp.	83,790	$7,979,322

Energy – Integrated – 1.8%
Chevron Corp.	35,180	$3,772,703
Exxon Mobil Corp.	78,760	6,830,855

		$10,603,558

Food & Beverages – 5.2%
Groupe Danone	170,471	$11,890,777
Mead Johnson Nutrition Co., “A”	46,570	3,841,094
PepsiCo, Inc.	227,860	15,118,511

		$30,850,382

Food & Drug Stores – 0.6%
CVS Caremark Corp.	84,956	$3,806,029

General Merchandise – 3.1%
Kohl’s Corp.	146,650	$7,336,900
Target Corp.	187,000	10,896,490

		$18,233,390

Internet – 4.9%
eBay, Inc. (a)	109,290	$4,031,708
Google, Inc., “A” (a)	38,980	24,995,535

		$29,027,243

Major Banks – 0.5%
Bank of New York Mellon Corp.	121,249	$2,925,738

Medical & Health Technology & Services – 1.6%
Medco Health Solutions, Inc. (a)	62,590	$4,400,077
Patterson Cos., Inc.	144,802	4,836,387

		$9,236,464

Medical Equipment – 6.9%
Becton, Dickinson & Co.	109,790	$8,525,194
DENTSPLY International, Inc.	179,370	7,198,118
St. Jude Medical, Inc.	120,230	5,327,391
Thermo Fisher Scientific, Inc.	255,890	14,427,078
Waters Corp. (a)	58,680	5,437,289

		$40,915,070

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.6%
Rio Tinto Ltd.	64,230	$3,540,281

Network & Telecom – 1.2%
Cisco Systems, Inc.	339,077	$7,171,479

Oil Services – 3.1%
National Oilwell Varco, Inc.	53,620	$4,261,181
Schlumberger Ltd.	200,550	14,024,462

		$18,285,643

Other Banks & Diversified Financials – 4.1%
MasterCard, Inc., “A”	17,850	$7,506,639
Visa, Inc., “A”	142,220	16,781,960

		$24,288,599

Pharmaceuticals – 1.9%
Abbott Laboratories	65,200	$3,996,108
Allergan, Inc.	35,270	3,365,816
Johnson & Johnson	59,070	3,896,257

		$11,258,181

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.6%
Kuehne & Nagel, Inc. AG	24,010	$3,247,614

Specialty Chemicals – 1.3%
Praxair, Inc.	69,600	$7,978,944

Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	41,645	$3,989,021

Trucking – 1.6%
Expeditors International of Washington, Inc.	200,360	$9,318,744

Total Common Stocks		$587,992,898

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	5,333,749	$5,333,749

Total Investments		$593,326,647

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(455,229)

Net Assets – 100.0%		$592,871,418

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$587,992,898	$—	$—	$587,992,898
Mutual Funds	5,333,749	—	—	5,333,749
Total Investments	$593,326,647	$—	$—	$593,326,647

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $13,661,658 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$486,823,796
Gross unrealized appreciation	$114,445,800
Gross unrealized depreciation	(7,942,949)
Net unrealized appreciation (depreciation)	$106,502,851

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,902,318	36,813,276	(34,381,845)	5,333,749

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,032	$5,333,749

4

MFS® Blended Research®

Core Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 3.7%
Lockheed Martin Corp.	66,510	$5,976,585
Northrop Grumman Corp.	86,710	5,296,247
United Technologies Corp.	83,600	6,933,784

		$18,206,616

Automotive – 1.6%
General Motors Co. (a)	85,080	$2,182,302
Johnson Controls, Inc.	172,910	5,616,117

		$7,798,419

Biotechnology – 1.9%
Amgen, Inc.	114,010	$7,751,540
Gilead Sciences, Inc. (a)	29,660	1,448,891

		$9,200,431

Broadcasting – 0.4%
Viacom, Inc., “B”	46,070	$2,186,482

Brokerage & Asset Managers – 0.2%
CME Group, Inc.	2,850	$824,591

Business Services – 1.2%
Accenture PLC, “A”	89,580	$5,777,910

Cable TV – 2.5%
DIRECTV, “A” (a)	118,550	$5,849,257
Time Warner Cable, Inc.	79,960	6,516,740

		$12,365,997

Chemicals – 0.8%
CF Industries Holdings, Inc.	22,700	$4,146,155

Computer Software – 5.2%
Microsoft Corp.	236,300	$7,620,675
Nuance Communications, Inc. (a)	176,870	4,524,335
Oracle Corp.	290,940	8,483,810
SolarWinds, Inc. (a)	126,660	4,895,409

		$25,524,229

Computer Software – Systems – 7.6%
Apple, Inc. (a)	47,390	$28,408,883
Hewlett-Packard Co.	177,080	4,219,816
International Business Machines Corp.	23,980	5,003,427

		$37,632,126

Consumer Products – 1.8%
Procter & Gamble Co.	131,240	$8,820,640

Electrical Equipment – 1.9%
General Electric Co.	267,760	$5,373,943
Tyco International Ltd.	70,530	3,962,375

		$9,336,318

Electronics – 2.6%
Intel Corp.	311,460	$8,755,141
KLA-Tencor Corp.	77,730	4,230,067

		$12,985,208

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 2.4%
Apache Corp.	41,630	$4,181,317
Energy XXI (Bermuda) Ltd. (a)	103,772	3,747,207
HollyFrontier Corp.	101,450	3,261,618
Occidental Petroleum Corp.	9,640	918,017

		$12,108,159

Energy – Integrated – 7.3%
Chevron Corp.	128,180	$13,746,023
Exxon Mobil Corp.	257,470	22,330,373

		$36,076,396

Food & Beverages – 5.2%
Bunge Ltd.	71,150	$4,869,506
Coca-Cola Co.	20,630	1,526,826
Coca-Cola Enterprises, Inc.	184,220	5,268,692
Dr Pepper Snapple Group, Inc.	132,930	5,345,115
General Mills, Inc.	146,360	5,773,902
PepsiCo, Inc.	46,500	3,085,275

		$25,869,316

Food & Drug Stores – 2.7%
CVS Caremark Corp.	174,080	$7,798,784
Kroger Co.	224,800	5,446,904

		$13,245,688

General Merchandise – 1.1%
Macy’s, Inc.	142,960	$5,679,801

Health Maintenance Organizations – 1.3%
Aetna, Inc.	125,640	$6,302,102

Insurance – 3.6%
ACE Ltd.	26,650	$1,950,780
Berkshire Hathaway, Inc., “B” (a)	7,450	604,568
Hartford Financial Services Group, Inc.	270,390	5,699,821
Prudential Financial, Inc.	97,150	6,158,339
Travelers Cos., Inc.	57,110	3,380,912

		$17,794,420

Internet – 2.4%
Google, Inc., “A” (a)	18,660	$11,965,538

Machinery & Tools – 1.9%
Cummins, Inc.	53,550	$6,428,142
United Rentals, Inc. (a)	65,250	2,798,573

		$9,226,715

Major Banks – 4.9%
Goldman Sachs Group, Inc.	16,680	$2,074,492
JPMorgan Chase & Co.	292,600	13,453,748
KeyCorp	272,460	2,315,910
PNC Financial Services Group, Inc.	82,980	5,351,380
Wells Fargo & Co.	35,700	1,218,798

		$24,414,328

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 1.9%
HCA Holdings, Inc.	127,410	$3,152,123
McKesson Corp.	70,050	6,148,289

		$9,300,412

Medical Equipment – 1.5%
Medtronic, Inc.	89,120	$3,492,613
Thermo Fisher Scientific, Inc.	72,390	4,081,348

		$7,573,961

Metals & Mining – 1.1%
Cliffs Natural Resources, Inc.	78,160	$5,413,362

Network & Telecom – 1.1%
F5 Networks, Inc. (a)	40,760	$5,500,970

Oil Services – 1.3%
Halliburton Co.	161,810	$5,370,474
Oil States International, Inc. (a)	14,390	1,123,283

		$6,493,757

Other Banks & Diversified Financials – 6.2%
Assured Guaranty Ltd.	202,860	$3,351,247
Capital One Financial Corp.	57,200	3,188,328
Citigroup, Inc.	266,633	9,745,436
Discover Financial Services	214,970	7,167,100
Visa, Inc., “A”	60,810	7,175,580

		$30,627,691

Pharmaceuticals – 5.3%
Abbott Laboratories	149,820	$9,182,468
Johnson & Johnson	112,460	7,417,862
Pfizer, Inc.	436,320	9,887,011

		$26,487,341

Pollution Control – 0.9%
Republic Services, Inc.	138,250	$4,224,920

Precious Metals & Minerals – 0.6%
Coeur d’Alene Mines Corp. (a)	127,540	$3,027,800

Railroad & Shipping – 0.8%
CSX Corp.	186,360	$4,010,467

Real Estate – 1.0%
Annaly Mortgage Management, Inc., REIT	247,270	$3,911,811
Public Storage, Inc., REIT	8,510	1,175,827

		$5,087,638

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.9%
McDonald’s Corp.	95,340	$9,352,854

Specialty Chemicals – 1.5%
Airgas, Inc.	68,220	$6,069,533
Rockwood Holdings, Inc. (a)	30,110	1,570,237

		$7,639,770

Specialty Stores – 1.8%
O’Reilly Automotive, Inc. (a)	50,310	$4,595,819
PetSmart, Inc.	76,240	4,362,453

		$8,958,272

Telephone Services – 2.3%
AT&T, Inc.	108,520	$3,389,080
CenturyLink, Inc.	108,760	4,203,574
Verizon Communications, Inc.	101,690	3,887,609

		$11,480,263

Tobacco – 2.6%
Altria Group, Inc.	199,450	$6,157,022
Philip Morris International, Inc.	73,570	6,519,038

		$12,676,060

Trucking – 0.8%
United Parcel Service, Inc., “B”	50,980	$4,115,106

Utilities – Electric Power – 2.8%
AES Corp. (a)	409,020	$5,345,891
American Electric Power Co., Inc.	138,490	5,342,944
CenterPoint Energy, Inc.	77,740	1,533,033
CMS Energy Corp.	85,240	1,875,280

		$14,097,148

Total Common Stocks		$493,555,377

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,085,979	$2,085,979

Total Investments		$495,641,356

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(238,601)

Net Assets – 100.0%		$495,402,755

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$493,555,377	$—	$—	$493,555,377
Mutual Funds	2,085,979	—	—	2,085,979
Total Investments	$495,641,356	$—	$—	$495,641,356

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$431,291,200
Gross unrealized appreciation	$77,206,726
Gross unrealized depreciation	(12,856,570)
Net unrealized appreciation (depreciation)	$64,350,156

3

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	632,653	20,264,825	(18,811,499)	2,085,979

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$492	$2,085,979

4

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.1%
Aerospace – 2.0%
BE Aerospace, Inc. (a)	9,289	$431,698
TransDigm Group, Inc. (a)	2,010	232,678

		$664,376

Alcoholic Beverages – 0.9%
Beam, Inc.	3,790	$221,980
Tsingtao Brewery Co. Ltd., “H”	16,000	86,433

		$308,413

Apparel Manufacturers – 1.8%
Li & Fung Ltd.	78,000	$178,181
Polo Ralph Lauren Corp.	720	125,518
VF Corp.	2,010	293,420

		$597,119

Automotive – 1.8%
BorgWarner Transmission Systems, Inc. (a)	3,670	$309,528
Delphi Automotive PLC (a)	4,890	154,524
LKQ Corp. (a)	4,260	132,784

		$596,836

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. (a)	7,330	$680,664
Dendreon Corp. (a)	6,680	71,175
Regeneron Pharmaceuticals, Inc. (a)	840	97,961

		$849,800

Broadcasting – 1.1%
Discovery Communications, Inc., “A” (a)	7,364	$372,618

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	3,920	$438,295
Evercore Partners, Inc.	4,030	117,152
IntercontinentalExchange, Inc. (a)	1,680	230,866

		$786,313

Business Services – 6.1%
Cognizant Technology Solutions Corp., “A” (a)	6,110	$470,165
Concur Technologies, Inc. (a)	3,690	211,732
FleetCor Technologies, Inc. (a)	6,450	250,067
Gartner, Inc. (a)	5,200	221,728
Jones Lang LaSalle, Inc.	3,990	332,407
Verisk Analytics, Inc., “A” (a)	11,800	554,246

		$2,040,345

Chemicals – 0.8%
Celanese Corp.	5,860	$270,615

Computer Software – 7.2%
Autodesk, Inc. (a)	7,730	$327,134
Check Point Software Technologies Ltd. (a)	7,910	504,974
Nuance Communications, Inc. (a)	9,920	253,754
Parametric Technology Corp. (a)	15,520	433,629
Red Hat, Inc. (a)	7,330	438,994
SolarWinds, Inc. (a)	3,980	153,827

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
TIBCO Software, Inc. (a)	9,510	$290,055

		$2,402,367

Computer Software – Systems – 3.8%
MICROS Systems, Inc. (a)	6,540	$361,597
NetApp, Inc. (a)	5,230	234,147
NICE Systems Ltd., ADR (a)	3,510	137,943
Qlik Technologies, Inc. (a)	6,640	212,480
Verifone Systems, Inc. (a)	6,310	327,300

		$1,273,467

Construction – 2.4%
NVR, Inc. (a)	320	$232,426
Sherwin-Williams Co.	1,340	145,618
Stanley Black & Decker, Inc.	5,487	422,280

		$800,324

Consumer Products – 0.3%
Chr. Hansen Holding A/S	4,040	$104,557

Consumer Services – 2.0%
Anhanguera Educacional Participacoes S.A.	7,600	$91,594
HomeAway, Inc. (a)	3,190	80,930
Priceline.com, Inc. (a)	372	266,910
Sotheby’s	6,300	247,842

		$687,276

Containers – 2.2%
Ball Corp.	9,760	$418,509
Silgan Holdings, Inc.	6,890	304,538

		$723,047

Electrical Equipment – 5.0%
AMETEK, Inc.	12,135	$588,669
Mettler-Toledo International, Inc. (a)	1,480	273,430
MSC Industrial Direct Co., Inc., “A”	4,950	412,236
Sensata Technologies Holding B.V. (a)	9,420	315,382
W.W. Grainger, Inc.	330	70,887

		$1,660,604

Electronics – 3.3%
Altera Corp.	7,670	$305,419
ARM Holdings PLC	14,999	142,026
Atmel Corp. (a)	15,650	154,309
Hittite Microwave Corp. (a)	2,820	153,154
Microchip Technology, Inc.	9,300	345,960

		$1,100,868

Energy – Independent – 5.0%
Cabot Oil & Gas Corp.	12,900	$402,093
Celtic Exploration Ltd. (a)	10,100	147,229
Concho Resources, Inc. (a)	3,050	311,344
EQT Corp.	3,730	179,823
Paramount Resources Ltd. (a)	3,350	96,290
Pioneer Natural Resources Co.	2,280	254,425

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
SM Energy Co.	4,040	$285,911

		$1,677,115

Engineering – Construction – 0.4%
Fluor Corp.	2,256	$135,450

Food & Beverages – 1.7%
Mead Johnson Nutrition Co., “A”	4,980	$410,750
Want Want China Holdings Ltd.	130,000	145,015

		$555,765

Furniture & Appliances – 0.5%
Tempur-Pedic International, Inc. (a)	1,960	$165,483

Gaming & Lodging – 1.1%
Ameristar Casinos, Inc.	1,140	$21,238
Royal Caribbean Cruises Ltd.	8,740	257,218
Sands China Ltd.	26,400	103,179

		$381,635

General Merchandise – 1.0%
Dollar General Corp. (a)	7,360	$340,032

Internet – 1.1%
LinkedIn Corp., “A” (a)	2,310	$235,597
Rackspace Hosting, Inc. (a)	2,050	118,470

		$354,067

Leisure & Toys – 0.9%
Brunswick Corp.	3,900	$100,425
Polaris Industries, Inc.	2,940	212,121

		$312,546

Machinery & Tools – 4.0%
Cummins, Inc.	1,890	$226,876
Flowserve Corp.	1,470	169,800
Gardner Denver, Inc.	1,680	105,874
Joy Global, Inc.	2,970	218,295
Polypore International, Inc. (a)	4,490	157,868
United Rentals, Inc. (a)	3,220	138,106
WABCO Holdings, Inc. (a)	5,260	318,125

		$1,334,944

Major Banks – 0.3%
Morgan Stanley	4,990	$98,004

Medical & Health Technology & Services – 4.1%
Cerner Corp. (a)	5,080	$386,893
DaVita, Inc. (a)	3,030	273,215
Diagnosticos da America S.A.	7,300	56,026
IDEXX Laboratories, Inc. (a)	1,660	145,167
Patterson Cos., Inc.	8,070	269,538
SXC Health Solutions Corp. (a)	3,070	230,127

		$1,360,966

Medical Equipment – 7.0%
Cooper Cos., Inc.	3,193	$260,900
Covidien PLC	5,140	281,055
Edwards Lifesciences Corp. (a)	3,080	224,008
Endologix, Inc. (a)	10,550	154,558
Gen-Probe, Inc. (a)	2,750	182,628

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Intuitive Surgical, Inc. (a)	566	$306,631
Pall Corp.	5,460	325,580
Sirona Dental Systems, Inc. (a)	3,720	191,729
Thermo Fisher Scientific, Inc.	7,120	401,426

		$2,328,515

Network & Telecom – 2.6%
Acme Packet, Inc. (a)	4,990	$137,325
F5 Networks, Inc. (a)	2,580	348,197
Fortinet, Inc. (a)	14,560	402,584

		$888,106

Oil Services – 3.6%
Cameron International Corp. (a)	6,190	$327,018
Core Laboratories N.V.	900	118,413
Dresser-Rand Group, Inc. (a)	8,990	417,046
FMC Technologies, Inc. (a)	6,640	334,789

		$1,197,266

Other Banks & Diversified Financials – 1.8%
MasterCard, Inc., “A”	1,400	$588,756

Pharmaceuticals – 0.8%
Perrigo Co.	2,460	$254,143

Pollution Control – 0.9%
Stericycle, Inc. (a)	1,320	$110,405
Waste Connections, Inc.	5,920	192,578

		$302,983

Railroad & Shipping – 0.8%
Kansas City Southern Co. (a)	3,880	$278,157

Restaurants – 1.1%
Starbucks Corp.	6,760	$377,816

Specialty Chemicals – 2.3%
Airgas, Inc.	3,410	$303,388
Albemarle Corp.	2,910	186,007
Rockwood Holdings, Inc. (a)	5,730	298,820

		$788,215

Specialty Stores – 8.3%
American Eagle Outfitters, Inc.	11,490	$197,513
Francesca’s Holdings Corp. (a)	9,000	284,490
O’Reilly Automotive, Inc. (a)	2,020	184,527
PetSmart, Inc.	6,930	396,535
Ross Stores, Inc.	10,670	619,927
rue21, Inc. (a)	3,300	96,822
Tiffany & Co.	3,930	271,681
Tractor Supply Co.	4,000	362,240
Urban Outfitters, Inc. (a)	12,900	375,519

		$2,789,254

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	9,480	$597,430

Trucking – 0.9%
Expeditors International of Washington, Inc.	6,270	$291,618

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 0.6%
CMS Energy Corp.	8,670	$190,740

Total Common Stocks		$32,827,951

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	557,636	$557,636

Total Investments		$33,385,587

OTHER ASSETS, LESS LIABILITIES – 0.2%		60,050

Net Assets – 100.0%		$33,445,637

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,879,979	$—	$—	$30,879,979
Israel	642,917	—	—	642,917
United Kingdom	296,550	—	—	296,550
Hong Kong	103,180	178,181	—	281,361
Canada	243,519	—	—	243,519
China	86,433	145,015	—	231,448
Brazil	147,620	—	—	147,620
Denmark	104,557	—	—	104,557
Mutual Funds	557,636	—	—	557,636
Total Investments	$33,062,391	$323,196	$—	$33,385,587

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $323,196 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $142,026 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$27,349,481
Gross unrealized appreciation	$6,725,810
Gross unrealized depreciation	(689,704)
Net unrealized appreciation (depreciation)	$6,036,106

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	726,173	2,258,013	(2,426,550)	557,636

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$116	$557,636

5

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – 45.2%
Automotive – 3.1%
American Honda Finance Corp., 0.16%, due 4/19/12	$9,345,000	$9,344,252

Conglomerates – 0.5%
Siemens Capital Corp., 0.12%, due 4/10/12 (t)	$1,608,000	$1,607,952

Consumer Products – 3.1%
Procter & Gamble Co., 0.07%, due 4/23/12 (t)	$6,603,000	$6,602,717
Procter & Gamble Co., 0.14%, due 5/07/12 (t)	2,839,000	2,838,602

		$9,441,319

Electronics – 3.0%
Emerson Electric Co., 0.1%, due 4/11/12 (t)	$9,282,000	$9,281,742

Financial Institutions – 0.5%
General Electric Capital Corp., 0.11%, due 4/25/12	$1,505,000	$1,504,890

Food & Beverages – 6.2%
Coca-Cola Co., 0.21%, due 9/04/12 (t)	$9,273,000	$9,264,562
Nestle Capital Corp., 0.13%, due 5/29/12 (t)	9,660,000	9,657,977

		$18,922,539

Machinery & Tools – 2.7%
Deere and Co., 0.14%, due 4/26/12 (t)	$2,225,000	$2,224,784
Deere and Co., 0.08%, due 4/23/12 (t)	6,000,000	5,999,707

		$8,224,491

Major Banks – 9.4%
ANZ National (International) Ltd., 0.29%, due 5/24/12 (t)	$5,500,000	$5,497,652
ANZ National (International) Ltd., 0.26%, due 4/19/12 (t)	680,000	679,912
Barclays U.S. Funding Corp., 0.1%, due 4/02/12	6,176,000	6,175,983
HSBC USA, Inc., 0.17%, due 4/27/12	6,771,000	6,770,169
Toronto Dominion Holdings (USA), Inc., 0.15%, due 4/13/12 (t)	4,186,000	4,185,791
Toronto Dominion Holdings (USA), Inc., 0.17%, due 4/26/12 (t)	5,274,000	5,273,377

		$28,582,884

Other Banks & Diversified Financials – 1.2%
Bank of Nova Scotia, 0.175%, due 4/10/12	$3,768,000	$3,767,835

Pharmaceuticals – 13.5%
Abbott Laboratories, 0.1%, due 4/10/12 (t)	$9,225,000	$9,224,769
Merck & Co., Inc., 0.1%, due 4/24/12 (t)	2,267,000	2,266,855
Merck & Co., Inc., 0.09%, due 4/09/12 (t)	1,582,000	1,581,968
Merck & Co., Inc., 0.08%, due 4/16/12 (t)	5,232,000	5,231,826
Novartis Finance Corp., 0.12%, due 4/04/12 (t)	687,000	686,993

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Pharmaceuticals – continued
Novartis Finance Corp., 0.12%, due 4/02/12 (t)	$6,959,000	$6,958,977
Pfizer, Inc., 0.12%, due 4/19/12 (t)	6,291,000	6,290,623
Sanofi, 0.13%, due 4/17/12 (t)	9,184,000	9,183,469

		$41,425,480

Tobacco – 2.0%
Philip Morris International, Inc., 0.09%, due 4/19/12 (t)	$6,173,000	$6,172,722

Total Commercial Paper, at Amortized Cost and Value		$138,276,106

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 42.3%
Fannie Mae, 0.07%, due 4/02/12	$12,335,000	$12,334,976
Fannie Mae, 0.03%, due 4/11/12	9,520,000	9,519,921
Fannie Mae, 0.12%, due 7/02/12	5,700,000	5,698,252
Fannie Mae, 0.14%, due 8/01/12	2,245,000	2,243,935
Fannie Mae, 0.15%, due 8/31/12	1,015,000	1,014,357
Federal Home Loan Bank, 0.07%, due 4/09/12	7,295,000	7,294,886
Federal Home Loan Bank, 0.09%, due 4/25/12	9,335,000	9,334,440
Federal Home Loan Bank, 0.04%, due 4/27/12	9,126,000	9,125,736
Federal Home Loan Bank, 0.08%, due 5/09/12	9,190,000	9,189,224
Federal Home Loan Bank, 0.085%, due 5/14/12	2,065,000	2,064,790
Federal Home Loan Bank, 0.09%, due 5/17/12	3,050,000	3,049,649
Federal Home Loan Bank, 0.09%, due 5/23/12	250,000	249,967
Federal Home Loan Bank, 0.075%, due 5/30/12	4,871,000	4,870,401
Federal Home Loan Bank, 0.105%, due 6/15/12	9,195,000	9,192,989
Federal Home Loan Bank, 0.12%, due 7/13/12	6,316,000	6,313,831
Federal Home Loan Bank, 0.13%, due 8/01/12	400,000	399,824
Freddie Mac, 0.08%, due 4/16/12	12,370,000	12,369,588
Freddie Mac, 0.085%, due 5/21/12	4,580,000	4,579,459
Freddie Mac, 0.085%, due 5/29/12	2,055,000	2,054,719
Freddie Mac, 0.095%, due 6/04/12	3,400,000	3,399,426
Freddie Mac, 0.1%, due 8/15/12	9,655,000	9,651,353
Freddie Mac, 0.155%, due 9/24/12	5,637,000	5,632,728

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$129,584,451

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 6.7%
Major Banks – 4.9%
Bank of Montreal/Chicago Branch, 0.15%, due 4/05/12	$5,400,000	$5,400,000
Chase Bank USA N.A., 0.1%, due 4/23/12	9,427,000	9,427,000

		$14,827,000

Other Banks & Diversified Financials – 1.8%
Bank of Nova Scotia/Houston Branch, 0.18%, due 4/17/12	$5,600,000	$5,600,000

Total Certificates of Deposit, at Cost and Value		$20,427,000

FLOATING RATE DEMAND NOTES – 3.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 4/02/12	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 4/02/12	2,900,000	2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.16%, due 4/02/12	3,200,000	3,200,000

Total Floating Rate Demand Notes, at Cost and Value		$9,400,000

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 2.9%
Goldman Sachs, 0.02%, dated 3/30/12, due 4/02/12, total to be received $9,000,060 (secured by U.S. Treasury and Federal Agency obligations valued at $9,180,077 in a jointly traded account), at Cost and Value	$9,000,000	$9,000,000

Total Investments, at Amortized Cost and Value		$306,687,557

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(758,063)

Net Assets – 100.0%		$305,929,494

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $306,687,557.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$306,687,557	$—	$306,687,557

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 0.5%
Kaman Corp.	22,227	$754,607

Airlines – 2.4%
Allegiant Travel Co. (a)	22,256	$1,212,952
Spirit Airlines, Inc. (a)	68,816	1,381,137
United Continental Holdings, Inc. (a)	60,760	1,306,340

		$3,900,429

Automotive – 0.5%
Delphi Automotive PLC (a)	26,580	$839,928

Biotechnology – 0.4%
Anacor Pharmaceuticals, Inc. (a)	91,518	$539,041
NewLink Genetics Corp. (a)	10,290	94,154

		$633,195

Business Services – 5.8%
Calix, Inc. (a)	166,951	$1,424,092
Constant Contact, Inc. (a)	36,518	1,087,871
FleetCor Technologies, Inc. (a)	52,872	2,049,847
Jones Lang LaSalle, Inc.	19,447	1,620,130
LPS Brasil – Consultoria de Imoveis S.A.	19,700	399,838
Millennial Media, Inc. (a)	25,160	591,260
Multiplus S.A.	44,273	911,920
Vantiv, Inc. (a)	73,360	1,440,057

		$9,525,015

Computer Software – 5.4%
Ariba, Inc. (a)	26,535	$867,960
Check Point Software Technologies Ltd. (a)	20,721	1,322,829
NetSuite, Inc. (a)	15,705	789,804
Nuance Communications, Inc. (a)	86,450	2,211,391
Red Hat, Inc. (a)	26,316	1,576,065
SolarWinds, Inc. (a)	55,199	2,133,441

		$8,901,490

Computer Software – Systems – 7.6%
Active Network, Inc. (a)	29,710	$500,019
Aruba Networks, Inc. (a)	77,194	1,719,882
Demandware, Inc. (a)	10,120	301,576
ExactTarget, Inc. (a)	13,250	344,500
Fusion-io, Inc. (a)	30,018	852,811
National Instruments Corp.	63,895	1,822,285
PROS Holdings, Inc. (a)	52,924	989,679
Qlik Technologies, Inc. (a)	49,364	1,579,648
SciQuest, Inc. (a)	124,758	1,901,312
ServiceSource International, Inc. (a)	66,533	1,029,931
Tangoe, Inc. (a)	70,650	1,328,927

		$12,370,570

Construction – 4.9%
Beacon Roofing Supply, Inc. (a)	51,904	$1,337,047
Eagle Materials, Inc.	61,164	2,125,449
Lennar Corp., “A”	16,860	458,255
NVR, Inc. (a)	2,313	1,680,001

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Pulte Homes, Inc. (a)	267,577	$2,368,056

		$7,968,808

Consumer Products – 0.4%
L’Occitane International S.A.	308,500	$730,178

Consumer Services – 2.7%
HomeAway, Inc. (a)	149,367	$3,789,441
MakeMyTrip Ltd. (a)	30,450	699,437

		$4,488,878

Electrical Equipment – 1.7%
MSC Industrial Direct Co., Inc., “A”	14,722	$1,226,048
Sensata Technologies Holding B.V. (a)	45,178	1,512,559

		$2,738,607

Electronics – 5.8%
CEVA, Inc. (a)	57,820	$1,313,092
Entegris, Inc. (a)	103,866	970,108
Monolithic Power Systems, Inc. (a)	117,461	2,310,458
Stratasys, Inc. (a)	26,207	957,080
Ultratech, Inc. (a)	52,592	1,524,116
Universal Display Corp. (a)	10,101	368,990
Veeco Instruments, Inc. (a)	70,470	2,015,442

		$9,459,286

Energy – Independent – 6.0%
Cabot Oil & Gas Corp.	115,465	$3,599,044
Celtic Exploration Ltd. (a)	52,773	769,281
Pinecrest Energy, Inc. (a)	347,861	1,025,326
Range Resources Corp.	46,277	2,690,545
WPX Energy, Inc. (a)	94,236	1,697,190

		$9,781,386

Entertainment – 1.1%
Six Flags Entertainment Corp.	36,919	$1,726,702

Food & Beverages – 0.7%
Green Mountain Coffee Roasters, Inc. (a)	24,182	$1,132,685

Food & Drug Stores – 0.1%
Sun Art Retail Group Ltd. (a)	138,500	$188,126

Gaming & Lodging – 0.3%
Morgans Hotel Group Co. (a)	108,918	$539,144

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	24,100	$409,269

Insurance – 0.7%
Brazil Insurance Participacoes e Administracao S.A.	104,480	$1,116,086

Internet – 0.8%
LogMeIn, Inc. (a)	18,345	$646,294
Zynga, Inc. (a)	46,220	607,793

		$1,254,087

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 8.1%
Allison Transmission Holdings, Inc. (a)	71,040	$1,696,435
Douglas Dynamics, Inc.	28,572	392,865
Finning International, Inc.	29,627	815,934
Herman Miller, Inc.	92,402	2,121,550
IPG Photonics Corp. (a)	27,521	1,432,468
Joy Global, Inc.	13,444	988,134
Kennametal, Inc.	22,260	991,238
Polypore International, Inc. (a)(l)	33,433	1,175,504
United Rentals, Inc. (a)	49,209	2,110,574
WABCO Holdings, Inc. (a)	24,587	1,487,022

		$13,211,724

Medical & Health Technology & Services – 7.2%
Advisory Board Co. (a)	16,593	$1,470,472
Air Methods Corp. (a)	16,249	1,417,725
Brookdale Senior Living, Inc. (a)	150,523	2,817,791
Cerner Corp. (a)	33,082	2,519,525
Fleury S.A.	27,300	360,421
Healthcare Services Group, Inc.	79,696	1,695,134
HealthStream, Inc. (a)	16,795	389,476
IPC The Hospitalist Co., Inc. (a)	28,481	1,051,234

		$11,721,778

Medical Equipment – 14.3%
Align Technology, Inc. (a)	51,771	$1,426,291
Cepheid, Inc. (a)	31,441	1,315,177
Conceptus, Inc. (a)	163,190	2,346,672
DexCom, Inc. (a)	109,849	1,145,725
Edwards Lifesciences Corp. (a)	16,530	1,202,227
Endologix, Inc. (a)	167,202	2,449,509
Essilor International S.A.	14,649	1,305,682
Gen-Probe, Inc. (a)	12,610	837,430
Heartware International, Inc. (a)	8,649	568,153
Masimo Corp. (a)	75,281	1,760,070
NxStage Medical, Inc. (a)	107,465	2,070,851
Sirona Dental Systems, Inc. (a)	25,140	1,295,716
Sonova Holding AG	10,585	1,176,111
Thoratec Corp. (a)	20,479	690,347
Uroplasty, Inc. (a)	150,495	452,990
Vocera Communications, Inc. (a)	61,070	1,429,038
Volcano Corp. (a)	69,984	1,984,046

		$23,456,035

Metals & Mining – 1.9%
Globe Specialty Metals, Inc.	117,547	$1,747,924
Molycorp, Inc. (a)(l)	41,635	1,408,512

		$3,156,436

Network & Telecom – 3.2%
F5 Networks, Inc. (a)	12,182	$1,644,083
Fortinet, Inc. (a)	73,356	2,028,293
Riverbed Technology, Inc. (a)	58,229	1,635,070

		$5,307,446

Oil Services – 1.6%
Atwood Oceanics, Inc. (a)	25,289	$1,135,223
Dresser-Rand Group, Inc. (a)	33,373	1,548,173

		$2,683,396

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 3.3%
Air Lease Corp. (a)	54,998	$1,323,802
First Niagara Financial Group, Inc.	168,800	1,660,992
First Republic Bank (a)	52,040	1,714,198
Zipcar, Inc. (a)	43,203	639,836

		$5,338,828

Pharmaceuticals – 0.8%
Perrigo Co.	13,530	$1,397,784

Precious Metals & Minerals – 0.4%
Colossus Minerals, Inc. (a)	106,643	$584,829

Railroad & Shipping – 0.7%
Diana Shipping, Inc. (a)	131,348	$1,175,565

Restaurants – 1.9%
Arcos Dorados Holdings, Inc.	100,631	$1,820,415
Dunkin Brands Group, Inc.	42,395	1,276,513

		$3,096,928

Specialty Chemicals – 0.9%
Ecosynthetix, Inc. (a)(z)	46,190	$257,473
Rockwood Holdings, Inc. (a)	23,576	1,229,488

		$1,486,961

Specialty Stores – 3.3%
Citi Trends, Inc. (a)	123,943	$1,420,390
Ethan Allen Interiors, Inc.	32,894	832,876
Francesca’s Holdings Corp. (a)	11,098	350,808
Monro Muffler Brake, Inc.	27,103	1,124,503
Urban Outfitters, Inc. (a)	55,401	1,612,723

		$5,341,300

Telephone Services – 0.8%
Level 3 Communications, Inc. (a)	49,080	$1,262,828

Trucking – 3.0%
Atlas Air Worldwide Holdings, Inc. (a)	33,972	$1,671,762
Landstar System, Inc.	15,781	910,879
Swift Transportation Co. (a)	205,966	2,376,848

		$4,959,489

Total Common Stocks		$162,639,803

	Strike Price	First Exercise
WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	50,440	$0

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			1,939,061	$1,939,061

COLLATERAL FOR SECURITIES LOANED – 1.3%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)			2,125,973	$2,125,973

Total Investments				$166,704,837

OTHER ASSETS, LESS LIABILITIES – (1.9)%				(3,134,939)

Net Assets – 100.0%				$163,569,898

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$0
Ecosynthetix, Inc.	7/28/11	436,877	257,473
Total Restricted Securities			$257,473
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$146,731,156	$—	$—	$146,731,156
Canada	3,195,370	257,473	—	3,452,843
Brazil	3,197,535	—	—	3,197,535
Virgin Island GB	1,820,415	—	—	1,820,415
Israel	1,322,828	—	—	1,322,828
France	1,305,682	—	—	1,305,682
Switzerland	1,176,111	—	—	1,176,111
Greece	1,175,565	—	—	1,175,565
United Kingdom	839,928	—	—	839,928
Other Countries	1,429,614	188,126	—	1,617,740
Mutual Funds	4,065,034	—	—	4,065,034
Total Investments	$166,259,238	$445,599	$—	$166,704,837

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $188,126 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,305,682 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$155,988,630
Gross unrealized appreciation	$21,965,316
Gross unrealized depreciation	(11,249,109)
Net unrealized appreciation (depreciation)	$10,716,207

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	529,518	10,861,731	(9,452,188)	1,939,061

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$84	$1,939,061

5

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.9%
Aerospace – 1.8%
Honeywell International, Inc.	13,830	$844,322
Precision Castparts Corp.	3,800	657,020
Rolls-Royce Holdings PLC	41,420	537,961
United Technologies Corp.	6,720	557,357

		$2,596,660

Alcoholic Beverages – 1.2%
Heineken N.V.	30,291	$1,683,632

Apparel Manufacturers – 2.0%
Li & Fung Ltd.	320,000	$730,998
LVMH Moet Hennessy Louis Vuitton S.A.	2,567	441,132
NIKE, Inc., “B”	7,710	836,072
VF Corp.	5,290	772,234

		$2,780,436

Automotive – 2.6%
Bayerische Motoren Werke AG	7,642	$687,256
DENSO Corp.	18,900	638,857
GKN PLC	155,295	511,941
Guangzhou Automobile Group Co. Ltd., “H”	434,000	430,337
Honda Motor Co. Ltd.	20,000	768,788
Johnson Controls, Inc.	8,650	280,952
Kia Motors Corp.	5,920	387,160

		$3,705,291

Biotechnology – 0.5%
Gilead Sciences, Inc. (a)	14,750	$720,538

Broadcasting – 2.0%
News Corp., “A”	39,390	$775,589
Nippon Television Network Corp.	3,150	507,093
Publicis Groupe S.A.	9,279	511,537
Viacom, Inc., “B”	20,930	993,338

		$2,787,557

Brokerage & Asset Managers – 0.9%
Blackrock, Inc.	3,140	$643,386
Franklin Resources, Inc.	5,440	674,723

		$1,318,109

Business Services – 1.5%
Accenture PLC, “A”	16,540	$1,066,830
Cognizant Technology Solutions Corp., “A” (a)	9,040	695,628
Mitsubishi Corp.	15,800	368,363

		$2,130,821

Cable TV – 1.2%
Comcast Corp., “Special A”	38,290	$1,129,938
Virgin Media, Inc.	20,630	515,337

		$1,645,275

Chemicals – 1.5%
3M Co.	12,650	$1,128,507
Celanese Corp.	15,800	729,644

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
Nufarm Ltd.	59,634	$296,505

		$2,154,656

Computer Software – 3.3%
Autodesk, Inc. (a)	14,320	$606,022
Check Point Software Technologies Ltd. (a)	14,710	939,086
Microsoft Corp.	15,550	501,488
Oracle Corp.	63,980	1,865,657
Red Hat, Inc. (a)	11,940	715,087

		$4,627,340

Computer Software – Systems – 5.5%
Apple, Inc. (a)(s)	9,340	$5,599,050
EMC Corp. (a)	53,480	1,597,982
Hewlett-Packard Co.	23,530	560,720

		$7,757,752

Conglomerates – 0.2%
Hutchison Whampoa Ltd.	35,000	$349,750

Construction – 0.9%
Anhui Conch Cement Co. Ltd.	131,000	$414,987
Stanley Black & Decker, Inc.	5,620	432,515
Urbi Desarrollos Urbanos S.A. de C.V. (a)	319,350	382,407

		$1,229,909

Consumer Products – 0.6%
Reckitt Benckiser Group PLC	14,110	$797,361

Electrical Equipment – 2.4%
Danaher Corp. (s)	31,820	$1,781,920
Schneider Electric S.A.	9,955	650,439
Siemens AG	8,948	902,087

		$3,334,446

Electronics – 2.3%
Altera Corp.	12,760	$508,103
ASML Holding N.V.	18,387	921,924
Microchip Technology, Inc.	21,870	813,564
Taiwan Semiconductor Manufacturing Co. Ltd.	346,000	995,287

		$3,238,878

Energy – Independent – 3.9%
Bankers Petroleum Ltd. (a)	64,862	$267,915
Cabot Oil & Gas Corp.	24,990	778,938
Cairn Energy PLC	36,441	188,327
EOG Resources, Inc.	7,890	876,579
INPEX Corp.	110	747,016
Occidental Petroleum Corp.	14,230	1,355,123
Reliance Industries Ltd.	64,895	956,133
WPX Energy, Inc. (a)	19,360	348,674

		$5,518,705

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 5.5%
BG Group PLC	30,552	$707,608
BP PLC	162,723	1,203,905
Exxon Mobil Corp. (s)	40,060	3,474,404
Royal Dutch Shell PLC, “A”	67,981	2,374,243

		$7,760,160

Engineering – Construction – 1.8%
Fluor Corp.	16,310	$979,252
JGC Corp.	40,000	1,244,332
Keppel Corp. Ltd.	42,400	370,690

		$2,594,274

Food & Beverages – 4.2%
Bunge Ltd.	5,900	$403,796
General Mills, Inc.	22,730	896,699
Groupe Danone	32,388	2,259,144
Kraft Foods, Inc., “A”	14,750	560,648
Nestle S.A.	23,816	1,498,559
Want Want China Holdings Ltd.	250,000	278,875

		$5,897,721

Food & Drug Stores – 0.2%
Lawson, Inc.	4,000	$252,221

Gaming & Lodging – 0.4%
Sands China Ltd.	130,000	$508,077

General Merchandise – 2.6%
Kohl’s Corp.	18,650	$933,060
Target Corp.	47,750	2,782,393

		$3,715,453

Insurance – 4.9%
ACE Ltd.	19,200	$1,405,440
AIA Group Ltd.	286,800	1,050,725
Hiscox Ltd.	139,921	886,487
ING Groep N.V. (a)	134,375	1,119,562
Prudential Financial, Inc.	11,100	703,629
QBE Insurance Group Ltd.	45,036	662,543
Swiss Re Ltd.	17,487	1,116,789

		$6,945,175

Internet – 1.7%
eBay, Inc. (a)	20,520	$756,983
Google, Inc., “A” (a)	2,580	1,654,399

		$2,411,382

Machinery & Tools – 2.2%
Cummins, Inc.	4,390	$526,976
Glory Ltd.	22,800	501,564
Joy Global, Inc.	14,790	1,087,065
Schindler Holding AG	6,131	737,595
Sinotruk Hong Kong Ltd.	479,000	277,572

		$3,130,772

Major Banks – 6.9%
Barclays PLC	160,992	$605,785
BNP Paribas	16,013	759,759
Goldman Sachs Group, Inc.	8,510	1,058,389
JPMorgan Chase & Co.	44,040	2,024,959

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Julius Baer Group Ltd.	13,782	$556,349
National Bank of Canada	10,050	799,708
PNC Financial Services Group, Inc.	12,580	811,284
Standard Chartered PLC	59,550	1,485,904
State Street Corp.	18,700	850,850
Westpac Banking Corp.	36,460	826,721

		$9,779,708

Medical & Health Technology & Services – 0.7%
Diagnosticos da America S.A.	84,500	$648,522
Rhoen-Klinikum AG	19,524	392,019

		$1,040,541

Medical Equipment – 2.8%
Covidien PLC	18,100	$989,708
Medtronic, Inc.	25,600	1,003,264
St. Jude Medical, Inc.	17,250	764,348
Thermo Fisher Scientific, Inc.	21,200	1,195,256

		$3,952,576

Metals & Mining – 2.2%
Iluka Resources Ltd.	28,022	$516,383
Rio Tinto Ltd.	20,250	1,116,156
Steel Authority of India Ltd.	228,540	422,807
Sumitomo Metal Industries Ltd.	267,000	542,257
Teck Resources Ltd., “B”	14,238	508,311

		$3,105,914

Natural Gas – Distribution – 0.3%
Tokyo Gas Co. Ltd.	81,000	$382,868

Network & Telecom – 0.6%
Finisar Corp. (a)	27,570	$555,536
Juniper Networks, Inc. (a)	10,830	247,790

		$803,326

Oil Services – 1.3%
AMEC PLC	18,860	$334,246
Dresser-Rand Group, Inc. (a)	7,640	354,420
Schlumberger Ltd.	9,890	691,608
Technip	3,560	419,388

		$1,799,662

Other Banks & Diversified Financials – 5.7%
Bank Rakyat Indonesia	916,500	$696,596
China Construction Bank	857,860	662,820
Discover Financial Services	20,540	684,804
Federal Bank Ltd.	52,830	442,281
Fifth Third Bancorp	63,960	898,638
ICICI Bank Ltd.	25,963	452,526
Itau Unibanco Holding S.A., IPS	60,700	1,161,495
Komercni Banka A.S.	4,255	847,312
Siam Commercial Bank Co. Ltd.	205,400	955,426
Visa, Inc., “A”	11,320	1,335,760

		$8,137,658

Pharmaceuticals – 4.6%
Abbott Laboratories	22,560	$1,382,702
Bayer AG	17,019	1,197,105
Pfizer, Inc.	64,740	1,467,008

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Roche Holding AG	7,816	$1,360,245
Santen Pharmaceutical Co. Ltd.	13,400	574,485
Teva Pharmaceutical Industries Ltd., ADR	12,640	569,558

		$6,551,103

Precious Metals & Minerals – 0.4%
Newcrest Mining Ltd.	19,613	$602,982

Railroad & Shipping – 0.7%
East Japan Railway Co.	5,500	$347,688
Union Pacific Corp.	6,430	691,096

		$1,038,784

Real Estate – 0.8%
GSW Immobilien AG (a)	12,038	$416,067
Hang Lung Properties Ltd.	212,000	776,687

		$1,192,754

Restaurants – 0.7%
Ajisen China Holdings Ltd.	139,000	$183,127
YUM! Brands, Inc.	10,480	745,966

		$929,093

Specialty Chemicals – 2.2%
Airgas, Inc.	9,770	$869,237
Akzo Nobel N.V.	22,815	1,347,063
Linde AG	5,354	960,771

		$3,177,071

Specialty Stores – 0.9%
Industria de Diseno Textil S.A.	6,772	$648,665
Urban Outfitters, Inc. (a)	20,940	609,563

		$1,258,228

Telecommunications – Wireless – 2.5%
American Tower Corp., REIT	8,600	$541,972
KDDI Corp.	77	501,027
TIM Participacoes S.A., ADR	27,350	882,311
Vodafone Group PLC	578,651	1,593,802

		$3,519,112

Telephone Services – 2.1%
AT&T, Inc.	26,020	$812,605
China Unicom (Hong Kong) Ltd.	260,000	437,194
Royal KPN N.V.	71,355	784,930
Telecom Italia S.p.A.	304,707	362,295
Telecom Italia S.p.A.	425,487	418,227
Ziggo N.V. (a)	4,270	133,204

		$2,948,455

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 1.8%
Japan Tobacco, Inc.	181	$1,025,969
Philip Morris International, Inc.	17,050	1,510,801

		$2,536,770

Trucking – 0.9%
Expeditors International of Washington, Inc.	16,820	$782,298
Yamato Holdings Co. Ltd.	34,700	539,702

		$1,322,000

Utilities – Electric Power – 4.0%
American Electric Power Co., Inc.	16,600	$640,428
CEZ A.S.	21,824	937,632
CMS Energy Corp.	52,630	1,157,860
Edison International	15,040	639,350
Fortum Corp. (l)	30,860	749,075
International Power PLC	144,674	937,195
Tractebel Energia S.A.	29,670	531,815

		$5,593,355

Total Common Stocks		$141,264,311

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	355,977	$355,977

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	490,000	$490,000

Total Investments		$142,110,288

CALL OPTIONS WRITTEN – 0.0%
Computer Software – Systems – 0.0%
Apple, Inc – April 2012 @ $640	(3)	$(1,275)

SECURITIES SOLD SHORT – (0.5)%
Computer Software – Systems – (0.3)%
Dell, Inc. (a)	(31,160)	$(517,256)

Machinery & Tools – (0.2)%
Manitowoc Co., Inc.	(8,800)	$(121,968)
Terex Corp. (a)	(5,520)	(124,200)

		$(246,168)

Total Securities Sold Short		$(763,424)

OTHER ASSETS, LESS LIABILITIES – 0.0%		121,416

Net Assets – 100.0%		$141,467,005

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At March 31, 2012, the value of securities pledged amounted to $872,584.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

3

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

5

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$72,845,078	$—	$—	$72,845,078
United Kingdom	13,280,920	—	—	13,280,920
Japan	—	8,942,230	—	8,942,230
Netherlands	5,990,316	—	—	5,990,316
Switzerland	5,269,537	—	—	5,269,537
France	5,041,399	—	—	5,041,399
Germany	4,555,305	—	—	4,555,305
Hong Kong	2,685,238	730,998	—	3,416,236
Brazil	3,224,144	—	—	3,224,144
Other Countries	15,729,455	2,969,691	—	18,699,146
Mutual Funds	845,977	—	—	845,977
Total Investments	$129,467,369	$12,642,919	$—	$142,110,288
Short Sales	$(763,424)	$—	$—	$(763,424)

Other Financial Instruments
Written Options	$(1,275)	$—	$—	$(1,275)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $12,141,891 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $23,997,393, would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$126,077,753
Gross unrealized appreciation	$22,055,034
Gross unrealized depreciation	(6,022,499)
Net unrealized appreciation (depreciation)	$16,032,535

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	316,413	7,016,684	(6,977,120)	355,977

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$98	$355,977

6

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	51.7%
United Kingdom	9.4%
Japan	6.3%
Netherland	4.2%
Switzerland	3.7%
France	3.6%
Germany	3.2%
Hong Kong	2.4%
Brazil	2.3%
Other Countries	13.2%

7

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 0.9%
Rolls-Royce Holdings PLC	95,939	$1,246,051

Alcoholic Beverages – 1.7%
Heineken N.V.	43,253	$2,404,085

Apparel Manufacturers – 1.7%
Li & Fung Ltd.	452,000	$1,032,535
LVMH Moet Hennessy Louis Vuitton S.A.	8,271	1,421,348

		$2,453,883

Automotive – 3.8%
Bayerische Motoren Werke AG	21,094	$1,897,012
DENSO Corp.	37,600	1,270,953
GKN PLC	220,947	728,368
Honda Motor Co. Ltd.	41,000	1,576,016

		$5,472,349

Broadcasting – 1.6%
Nippon Television Network Corp.	6,750	$1,086,628
Publicis Groupe S.A.	23,295	1,284,218

		$2,370,846

Business Services – 2.8%
Amadeus IT Holding S.A.	29,607	$558,739
Cognizant Technology Solutions Corp., “A” (a)	10,790	830,291
Compass Group PLC	56,630	593,750
Mitsubishi Corp.	51,600	1,203,007
Nomura Research, Inc.	31,800	796,009

		$3,981,796

Chemicals – 0.5%
Nufarm Ltd.	147,520	$733,481

Computer Software – 0.9%
Dassault Systems S.A.	13,672	$1,257,987

Computer Software – Systems – 1.4%
Canon, Inc.	41,000	$1,955,081

Conglomerates – 0.5%
Hutchison Whampoa Ltd.	79,000	$789,435

Consumer Products – 1.6%
Kimberly-Clark de Mexico S.A. de C.V., “A”	302,780	$672,355
Reckitt Benckiser Group PLC	29,071	1,642,813

		$2,315,168

Electrical Equipment – 3.1%
Legrand S.A.	12,350	$454,440
Schneider Electric S.A.	25,419	1,660,825
Siemens AG	22,953	2,313,992

		$4,429,257

Electronics – 1.5%
ASML Holding N.V.	12,455	$622,589
Samsung Electronics Co. Ltd.	274	308,327
Taiwan Semiconductor Manufacturing Co. Ltd.	428,804	1,233,477

		$2,164,393

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 2.4%
Bankers Petroleum Ltd. (a)	66,914	$276,390
Cairn Energy PLC	51,750	267,443
INPEX Corp.	297	2,016,944
Reliance Industries Ltd.	59,536	877,176

		$3,437,953

Energy – Integrated – 5.2%
BG Group PLC	55,103	$1,276,228
BP PLC	312,102	2,309,084
Royal Dutch Shell PLC, “A”	111,372	3,889,679

		$7,474,991

Engineering – Construction – 2.2%
JGC Corp.	64,000	$1,990,931
Keppel Corp. Ltd.	100,600	879,515
Outotec Oyj (l)	6,736	341,654

		$3,212,100

Food & Beverages – 4.8%
Groupe Danone	41,778	$2,914,120
Nestle S.A.	64,394	4,051,821

		$6,965,941

Food & Drug Stores – 1.1%
Lawson, Inc.	24,000	$1,513,324

Gaming & Lodging – 0.8%
Sands China Ltd.	291,200	$1,138,093

Insurance – 4.5%
AIA Group Ltd.	407,000	$1,491,092
Hiscox Ltd.	91,201	577,815
ING Groep N.V. (a)	228,033	1,899,885
Sony Financial Holdings, Inc.	39,900	716,124
Swiss Re Ltd.	28,486	1,819,229

		$6,504,145

Internet – 0.5%
Yahoo Japan Corp.	2,062	$667,154

Machinery & Tools – 2.7%
Glory Ltd.	48,500	$1,066,923
Joy Global, Inc.	14,320	1,052,520
Schindler Holding AG	13,091	1,574,923
Sinotruk Hong Kong Ltd.	454,500	263,375

		$3,957,741

Major Banks – 12.9%
Banco Santander S.A.	123,372	$949,403
Barclays PLC	670,865	2,524,348
BNP Paribas	45,376	2,152,926
Credit Suisse Group AG	35,378	1,008,393
HSBC Holdings PLC	137,963	1,224,288
Julius Baer Group Ltd.	23,482	947,916
KBC Group N.V.	27,648	693,602
Mitsubishi UFJ Financial Group, Inc.	198,400	997,608

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Standard Chartered PLC	109,697	$2,737,183
Sumitomo Mitsui Financial Group, Inc.	86,200	2,862,138
Westpac Banking Corp.	111,270	2,523,019

		$18,620,824

Medical & Health Technology & Services – 2.1%
Diagnosticos da America S.A.	94,600	$726,038
Miraca Holdings, Inc.	37,500	1,471,775
Rhoen-Klinikum AG	43,739	878,229

		$3,076,042

Medical Equipment – 0.4%
Sonova Holding AG	5,808	$645,333

Metals & Mining – 3.9%
Iluka Resources Ltd.	71,667	$1,320,663
Rio Tinto Ltd.	45,520	2,509,008
Steel Authority of India Ltd.	102,630	189,869
Sumitomo Metal Industries Ltd.	173,000	351,350
Teck Resources Ltd., “B”	33,093	1,181,454

		$5,552,344

Natural Gas – Distribution – 1.0%
China Resources Gas Group Ltd.	72,000	$138,021
Tokyo Gas Co. Ltd.	267,000	1,262,048

		$1,400,069

Network & Telecom – 1.1%
Ericsson, Inc., “B”	154,194	$1,597,690

Oil Services – 0.9%
AMEC PLC	37,220	$659,630
Technip	5,350	630,260

		$1,289,890

Other Banks & Diversified Financials – 3.9%
Aeon Credit Service Co. Ltd.	39,600	$626,917
Bank Rakyat Indonesia	492,000	373,950
China Construction Bank	982,880	759,416
HDFC Bank Ltd., ADR	16,620	566,742
ICICI Bank Ltd.	26,637	464,274
Itau Unibanco Holding S.A., ADR	61,450	1,179,226
Komercni Banka A.S.	4,666	929,156
PT Bank Mandiri Tbk.	488,000	365,573
Siam Commercial Bank Co. Ltd.	91,700	426,546

		$5,691,800

Pharmaceuticals – 6.7%
Bayer AG	40,952	$2,880,536
Novartis AG	28,010	1,550,216
Roche Holding AG	18,635	3,243,114
Santen Pharmaceutical Co. Ltd.	45,900	1,967,824

		$9,641,690

Precious Metals & Minerals – 0.5%
Newcrest Mining Ltd.	25,567	$786,032

Printing & Publishing – 0.6%
Pearson PLC	46,880	$873,571

Railroad & Shipping – 0.6%
East Japan Railway Co.	13,600	$859,738

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 1.0%
GSW Immobilien AG (a)	12,631	$436,563
Hang Lung Properties Ltd.	277,000	1,014,822

		$1,451,385

Restaurants – 0.6%
Whitbread PLC	29,175	$860,511

Specialty Chemicals – 4.3%
Akzo Nobel N.V.	39,211	$2,315,131
Chugoku Marine Paints Ltd.	53,000	325,371
Linde AG	14,657	2,630,188
Nippon Paint Co. Ltd.	58,000	439,362
Symrise AG	17,953	519,583

		$6,229,635

Specialty Stores – 1.0%
Industria de Diseno Textil S.A.	14,731	$1,411,028

Telecommunications – Wireless – 3.5%
KDDI Corp.	253	$1,646,232
TIM Participacoes S.A., ADR	28,764	927,927
Vodafone Group PLC	921,589	2,538,370

		$5,112,529

Telephone Services – 2.2%
China Unicom (Hong Kong) Ltd.	558,000	$938,285
Royal KPN N.V.	92,501	1,017,544
Telecom Italia S.p.A.	310,545	369,236
Telecom Italia S.p.A.	870,700	855,843

		$3,180,908

Tobacco – 1.3%
Japan Tobacco, Inc.	322	$1,825,205

Trucking – 1.1%
Yamato Holdings Co. Ltd.	106,500	$1,656,433

Utilities – Electric Power – 3.2%
CEZ A.S.	27,210	$1,169,036
Fortum Corp. (l)	44,963	1,091,402
International Power PLC	199,276	1,290,906
SUEZ Environnement	28,110	431,138
Tractebel Energia S.A.	38,040	681,842

		$4,664,324

Total Common Stocks		$142,872,235

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	282,329	$282,329

COLLATERAL FOR SECURITIES LOANED – 0.7%
Navigator Securities Lending Prime Portfolio, 0.31% (j)	971,250	$971,250

Total Collateral for Securities Loaned		$971,250

Total Investments		$144,125,814

OTHER ASSETS, LESS LIABILITIES – 0.1%		97,657

Net Assets – 100.0%		$144,223,471

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

4

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,106,516	$31,044,580	$—	$32,151,096
United Kingdom	27,749,045	—	—	27,749,045
Switzerland	14,840,944	—	—	14,840,944
France	12,207,263	—	—	12,207,263
Germany	11,556,103	—	—	11,556,103
Netherlands	8,259,233	—	—	8,259,233
Hong Kong	4,433,443	1,032,535	—	5,465,978
Australia	5,363,196	—	—	5,363,196
Brazil	3,515,032	—	—	3,515,032
Other Countries	19,797,219	1,967,126	—	21,764,345
Mutual Funds	1,253,579	—	—	1,253,579
Total Investments	$110,081,573	$34,044,241	$—	$144,125,814

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $33,906,219 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $51,871,850 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$144,719,769
Gross unrealized appreciation	$13,306,145
Gross unrealized depreciation	(13,900,100)
Net unrealized appreciation (depreciation)	$(593,955)

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	301,201	6,877,266	(6,896,138)	282,329

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$128	$282,329

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

Japan	22.3%
United Kingdom	19.2%
Switzerland	10.3%
France	8.5%
Germany	8.0%
Netherlands	5.7%
Hong Kong	3.8%
Australia	3.7%
Brazil	2.4%
Other Countries	16.1%

5

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.0%
Aerospace – 0.7%
BE Aerospace, Inc., 8.5%, 2018	$45,000	$49,690
Bombardier, Inc., 7.5%, 2018 (n)	85,000	93,500
Bombardier, Inc., 7.75%, 2020 (n)	25,000	27,875
CPI International, Inc., 8%, 2018	55,000	48,538
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015 (a)	48,000	6,240
Huntington Ingalls Industries, Inc., 7.125%, 2021	95,000	101,769
Kratos Defense & Security Solutions, Inc., 10%, 2017	15,000	16,238

		$343,850

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.834%, 2013	$151,785	$145,714

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 8%, 2016	$30,000	$33,000
Hanesbrands, Inc., 6.375%, 2020	30,000	30,825
Jones Group, Inc., 6.875%, 2019	35,000	34,256
Phillips-Van Heusen Corp., 7.375%, 2020	55,000	60,638

		$158,719

Asset-Backed & Securitized – 2.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040 (z)	$170,638	$96,168
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	134,643	134,306
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	62,050	62,877
Crest Ltd., “A1” CDO, FRN, 0.952%, 2018 (z)	113,728	102,355
Crest Ltd., CDO, 7%, 2040 (a)(p)	304,863	15,243
Falcon Franchise Loan LLC, FRN, 1/18/02, 5.806%, 2023 (i)(z)	166,955	16,428
Falcon Franchise Loan LLC, FRN, 5.24%, 2025 (i)(z)	245,629	30,728
First Union-Lehman Brothers Bank of America, FRN, 0.423%, 2035 (i)	1,812,527	25,934
GMAC LLC, FRN, 6.02%, 2033 (z)	144,314	150,053
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	153,651
Morgan Stanley Capital I, Inc., FRN, 1.34%, 2039 (i)(z)	1,220,228	27,455
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013 (z)	411,000	410,532
Salomon Brothers Mortgage Securities, Inc., FRN, 7.156%, 2032 (z)	210,129	214,889

		$1,440,619

Automotive – 2.0%
Accuride Corp., 9.5%, 2018	$100,000	$105,000
Allison Transmission, Inc., 7.125%, 2019 (n)	75,000	77,625
Ford Motor Co., 7.45%, 2031	35,000	42,788
Ford Motor Credit Co. LLC, 12%, 2015	230,000	284,050
General Motors Financial Co., Inc., 6.75%, 2018	80,000	85,445

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Goodyear Tire & Rubber Co., 7%, 2022	$25,000	$24,313
Harley-Davidson Financial Services, 3.875%, 2016 (n)	190,000	198,144
Lear Corp., 8.125%, 2020	35,000	39,025
RCI Banque S.A., 4.6%, 2016 (n)	140,000	140,549

		$996,939

Banks & Diversified Financials (Covered Bonds) – 0.5%
Bank of Nova Scotia, 1.45%, 2013 (n)	$240,000	$242,677

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$55,000	$60,775

Broadcasting – 2.8%
Allbritton Communications Co., 8%, 2018	$45,000	$48,038
AMC Networks, Inc., 7.75%, 2021 (n)	34,000	37,910
CBS Corp., 5.75%, 2020	40,000	45,987
CBS Corp., 3.375%, 2022	217,000	209,474
Clear Channel Communications, Inc., 9%, 2021	49,000	44,100
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (z)	25,000	24,500
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (z)	5,000	4,825
Gray Television, Inc., 10.5%, 2015	4,000	4,160
Hughes Network Systems LLC, 7.625%, 2021	30,000	32,175
Intelsat Bermuda Ltd., 11.25%, 2017	90,000	93,600
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	70,000	72,800
Intelsat Jackson Holdings Ltd., 11.25%, 2016	25,000	26,313
LBI Media, Inc., 8.5%, 2017 (z)	55,000	16,638
Liberty Media Corp., 8.5%, 2029	45,000	45,675
Liberty Media Corp., 8.25%, 2030	25,000	25,250
LIN Television Corp., 8.375%, 2018	15,000	15,694
Local TV Finance LLC, 9.25%, 2015 (p)(z)	61,186	62,410
NBCUniversal Media LLC, 5.95%, 2041	161,000	185,288
Newport Television LLC, 13%, 2017 (n)(p)	26,671	26,938
Nexstar Broadcasting Group, Inc., 8.875%, 2017	20,000	21,450
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	27,813
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	5,400
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	33,938
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	30,000	34,050
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	81,000
Townsquare Radio LLC, 9%, 2019 (z)	20,000	19,800
Univision Communications, Inc., 6.875%, 2019 (n)	70,000	70,963
Univision Communications, Inc., 7.875%, 2020 (n)	20,000	21,000
Univision Communications, Inc., 8.5%, 2021 (n)	35,000	34,650

		$1,371,839

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 7.875%, 2015		$40,000	$40,650
E*TRADE Financial Corp., 12.5%, 2017		45,000	52,369
TD AMERITRADE Holding Corp., 5.6%, 2019		310,000	339,896

			$432,915

Building – 0.7%
Building Materials Holding Corp., 6.875%, 2018 (n)		$20,000	$21,025
Building Materials Holding Corp., 7%, 2020 (n)		20,000	21,250
Building Materials Holding Corp., 6.75%, 2021 (n)		20,000	21,225
CRH PLC, 8.125%, 2018		120,000	141,958
Masonite International Corp., 8.25%, 2021 (n)		50,000	52,000
Nortek, Inc., 10%, 2018		10,000	10,600
Nortek, Inc., 8.5%, 2021		80,000	79,200
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		5,000	5,300
USG Corp., 7.875%, 2020 (z)		15,000	15,019

			$367,577

Business Services – 0.5%
Ceridian Corp., 12.25%, 2015 (p)		$45,000	$40,613
Fidelity National Information Services, Inc., 7.625%, 2017		20,000	21,900
Fidelity National Information Services, Inc., 5%, 2022 (z)		20,000	19,700
iGate Corp., 9%, 2016		45,000	48,881
Iron Mountain, Inc., 8.375%, 2021		60,000	65,250
SunGard Data Systems, Inc., 10.25%, 2015		36,000	37,395
SunGard Data Systems, Inc., 7.375%, 2018		20,000	21,250

			$254,989

Cable TV – 2.5%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$10,000	$10,300
CCH II LLC, 13.5%, 2016		55,000	62,700
CCO Holdings LLC, 7.875%, 2018		85,000	91,800
CCO Holdings LLC, 8.125%, 2020		55,000	61,050
Cequel Communications Holdings, 8.625%, 2017 (n)		25,000	26,844
CSC Holdings LLC, 8.5%, 2014		35,000	38,938
DIRECTV Holdings LLC, 5.875%, 2019		70,000	80,040
DIRECTV Holdings LLC, 3.8%, 2022 (n)		200,000	197,254
DISH DBS Corp., 6.75%, 2021		30,000	32,325
EchoStar Corp., 7.125%, 2016		30,000	33,188
Myriad International Holdings B.V., 6.375%, 2017 (n)		128,000	140,160
Time Warner Cable, Inc., 8.25%, 2019		190,000	242,991
Videotron Ltee, 5%, 2022 (z)		25,000	24,750
Virgin Media Finance PLC, 8.375%, 2019		100,000	112,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	71,853

			$1,226,193

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 1.9%
Celanese U.S. Holdings LLC, 6.625%, 2018	$85,000	$90,525
Dow Chemical Co., 8.55%, 2019	260,000	340,734
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	70,000	72,450
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	10,000	9,300
Huntsman International LLC, 8.625%, 2021	40,000	44,900
Lyondell Chemical Co., 11%, 2018	71,549	79,062
Momentive Performance Materials, Inc., 12.5%, 2014	80,000	85,400
Momentive Performance Materials, Inc., 11.5%, 2016	49,000	40,670
Polypore International, Inc., 7.5%, 2017	50,000	52,750
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	108,669

		$924,460

Computer Software – 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)	$55,000	$60,775
Lawson Software, Inc., 9.375%, 2019 (z)	5,000	5,175
Oracle Corp., 5.375%, 2040	103,000	119,096
Syniverse Holdings, Inc., 9.125%, 2019	60,000	66,150
TransUnion Holding Co., Inc., 9.625%, 2018 (p)(z)	15,000	15,788
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	10,000	11,725

		$278,709

Computer Software – Systems – 0.3%
CDW LLC/CDW Finance Corp., 12.535%, 2017	$15,000	$16,294
CDW LLC/CDW Finance Corp., 8.5%, 2019 (z)	10,000	10,625
CDW LLC/CDW Finance Corp., 8.5%, 2019	65,000	69,063
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	45,000	49,500

		$145,482

Conglomerates – 0.6%
Amsted Industries, Inc., 8.125%, 2018 (n)	$85,000	$90,950
Dynacast International LLC, 9.25%, 2019 (z)	35,000	36,575
Griffon Corp., 7.125%, 2018	70,000	72,363
Tomkins LLC/Tomkins, Inc., 9%, 2018	76,000	84,170

		$284,058

Consumer Products – 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016	$45,000	$49,781
Elizabeth Arden, Inc., 7.375%, 2021	50,000	54,250
Libbey Glass, Inc., 10%, 2015	41,000	43,819
Mattel, Inc., 5.45%, 2041	83,000	86,434
Whirlpool Corp., 8%, 2012	91,000	91,463

		$325,747

Consumer Services – 0.4%
Realogy Corp., 11.5%, 2017	$50,000	$47,125
Service Corp. International, 7%, 2017	135,000	150,863
Service Corp. International, 7%, 2019	10,000	10,825

		$208,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – 0.3%
Ball Corp., 5%, 2022	$25,000	$25,063
Greif, Inc., 6.75%, 2017	125,000	134,375
Sealed Air Corp., 8.125%, 2019 (n)	5,000	5,519
Sealed Air Corp., 8.375%, 2021 (n)	5,000	5,619

		$170,576

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$227,119
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	68,518
ManTech International Corp., 7.25%, 2018	45,000	47,925

		$343,562

Electrical Equipment – 0.0%
Avaya, Inc., 9.75%, 2015	$25,000	$24,625

Electronics – 0.5%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$50,000	$54,750
Freescale Semiconductor, Inc., 8.05%, 2020	30,000	30,150
Sensata Technologies B.V., 6.5%, 2019 (n)	90,000	94,163
Tyco Electronics Group S.A., 3.5%, 2022	48,000	46,795

		$225,858

Emerging Market Quasi-Sovereign – 2.2%
CEZ A.S., 4.25%, 2022 (z)	$284,000	$282,451
IIRSA Norte Finance Ltd., 8.75%, 2024	124,092	144,728
Petrobras International Finance Co., 7.875%, 2019	117,000	144,355
Petrobras International Finance Co., 6.75%, 2041	73,000	84,663
Petroleos Mexicanos, 5.5%, 2021	116,000	127,890
Petroleos Mexicanos, 4.875%, 2022 (n)	54,000	56,700
Petroleos Mexicanos, 6.5%, 2041 (n)	49,000	55,125
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	177,775	190,664

		$1,086,576

Emerging Market Sovereign – 1.0%
Republic of Argentina, FRN, 0.785%, 2012	$37,863	$36,984
Republic of Philippines, 6.375%, 2034	100,000	123,125
Republic of Poland, 5%, 2022	67,000	70,619
Republic of Romania, 6.75%, 2022 (n)	124,000	129,580
Republic of South Africa, 5.5%, 2020	113,000	125,995
United Mexican States, 5.95%, 2019	6,000	7,194

		$493,497

Energy – Independent – 3.4%
ATP Oil & Gas Corp., 11.875%, 2015	$30,000	$21,900
Bill Barrett Corp., 9.875%, 2016	45,000	49,500
BreitBurn Energy Partners LP, 8.625%, 2020	25,000	26,563
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	25,000	25,500
Carrizo Oil & Gas, Inc., 8.625%, 2018	30,000	31,575
Chaparral Energy, Inc., 8.875%, 2017	80,000	83,600
Chesapeake Energy Corp., 6.875%, 2020	35,000	36,138
Concho Resources, Inc., 8.625%, 2017	35,000	38,325
Concho Resources, Inc., 6.5%, 2022	60,000	63,300
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	25,000	25,000
Continental Resources, Inc., 8.25%, 2019	45,000	50,288

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Denbury Resources, Inc., 8.25%, 2020	$65,000	$72,638
Energy XXI Gulf Coast, Inc., 9.25%, 2017	80,000	86,600
EQT Corp., 4.875%, 2021	74,000	74,886
EXCO Resources, Inc., 7.5%, 2018	70,000	62,300
Harvest Operations Corp., 6.875%, 2017 (n)	80,000	84,800
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	20,000	21,600
Laredo Petroleum, Inc., 9.5%, 2019	30,000	33,375
LINN Energy LLC, 6.5%, 2019 (n)	15,000	14,700
LINN Energy LLC, 8.625%, 2020	30,000	32,325
LINN Energy LLC, 7.75%, 2021	37,000	38,388
Newfield Exploration Co., 6.625%, 2014	60,000	60,750
Newfield Exploration Co., 6.625%, 2016	25,000	25,563
Newfield Exploration Co., 6.875%, 2020	35,000	36,663
Pioneer Natural Resources Co., 7.5%, 2020	95,000	116,195
Plains Exploration & Production Co., 8.625%, 2019	35,000	39,288
QEP Resources, Inc., 6.875%, 2021	95,000	104,975
Range Resources Corp., 8%, 2019	35,000	38,413
SandRidge Energy, Inc., 8%, 2018 (n)	85,000	86,700
SM Energy Co., 6.5%, 2021	45,000	47,925
Southwestern Energy Co., 4.1%, 2022 (n)	97,000	96,152
Swift Energy Co., 7.875%, 2022 (n)	20,000	20,600
Talisman Energy, Inc., 7.75%, 2019	20,000	24,476
Whiting Petroleum Corp., 6.5%, 2018	30,000	31,950

		$1,702,951

Energy – Integrated – 1.3%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$50,531
BP Capital Markets PLC, 4.742%, 2021	130,000	145,599
Cenovus Energy, Inc., 4.5%, 2014	60,000	64,794
Hess Corp., 8.125%, 2019	60,000	77,486
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	115,000	125,868
Petro-Canada Financial Partnership, 5%, 2014	170,000	185,753

		$650,031

Engineering – Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$40,000	$41,200

Entertainment – 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$80,000	$83,800
AMC Entertainment, Inc., 9.75%, 2020	50,000	47,125
Cedar Fair LP, 9.125%, 2018	35,000	39,288
Cinemark USA, Inc., 8.625%, 2019	75,000	83,250

		$253,463

Financial Institutions – 1.9%
Ally Financial, Inc., 5.5%, 2017	$45,000	$45,054
CIT Group, Inc., 5.25%, 2014 (n)	70,000	71,488
CIT Group, Inc., 5.25%, 2018	30,000	30,600
CIT Group, Inc., 6.625%, 2018 (n)	53,000	57,439
CIT Group, Inc., 5.5%, 2019 (z)	53,000	54,060
General Electric Capital Corp., 6%, 2019	50,000	58,388
General Electric Capital Corp., 5.5%, 2020	110,000	124,769
GMAC, Inc., 8%, 2031	10,000	11,025
Icahn Enterprises LP, 8%, 2018 (z)	20,000	20,800
International Lease Finance Corp., 4.875%, 2015	20,000	19,796

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 8.625%, 2015	$20,000	$22,000
International Lease Finance Corp., 8.75%, 2017	40,000	44,500
International Lease Finance Corp., 7.125%, 2018 (n)	69,000	75,210
Nationstar Mortgage LLC, 10.875%, 2015	85,000	89,463
PHH Corp., 9.25%, 2016	50,000	50,813
SLM Corp., 8.45%, 2018	25,000	27,875
SLM Corp., 8%, 2020	105,000	113,400
SLM Corp., 7.25%, 2022	5,000	5,224

		$921,904

Food & Beverages – 2.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$220,000	$287,006
ARAMARK Corp., 8.5%, 2015	50,000	51,251
B&G Foods, Inc., 7.625%, 2018	80,000	85,900
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)	25,000	25,688
Kraft Foods, Inc., 6.125%, 2018	170,000	205,023
Pernod-Ricard S.A., 2.95%, 2017 (n)	200,000	202,026
Pinnacle Foods Finance LLC, 9.25%, 2015	65,000	66,788
Pinnacle Foods Finance LLC, 10.625%, 2017	20,000	21,100
Pinnacle Foods Finance LLC, 8.25%, 2017	15,000	16,275
SABMiller Holdings, Inc., 3.75%, 2022 (n)	205,000	208,559
TreeHouse Foods, Inc., 7.75%, 2018	45,000	48,769
Tyson Foods, Inc., 6.85%, 2016	120,000	136,200

		$1,354,585

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041	$180,000	$202,888

Forest & Paper Products – 0.6%
Boise, Inc., 8%, 2020	$45,000	$49,500
Cascades, Inc., 7.75%, 2017	35,000	35,000
Georgia-Pacific Corp., 8%, 2024	35,000	44,555
Graphic Packaging Holding Co., 7.875%, 2018	30,000	33,225
Tembec Industries, Inc., 11.25%, 2018 (z)	20,000	21,200
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	111,980

		$295,460

Gaming & Lodging – 2.2%
Boyd Gaming Corp., 7.125%, 2016	$45,000	$43,425
Caesars Operating Escrow LLC, 8.5%, 2020 (z)	10,000	10,175
Firekeepers Development Authority, 13.875%, 2015 (n)	65,000	72,313
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	95,000	59
GWR Operating Partnership LLP, 10.875%, 2017	25,000	27,344
Harrah’s Operating Co., Inc., 11.25%, 2017	100,000	109,000
Harrah’s Operating Co., Inc., 10%, 2018	4,000	3,020
Harrah’s Operating Co., Inc., 10%, 2018	47,000	36,308
Host Hotels & Resorts, Inc., 6.75%, 2016	45,000	46,350
Marriott International, Inc., 5.625%, 2013	120,000	124,624

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – continued
MGM Mirage, 10.375%, 2014		$5,000	$5,669
MGM Mirage, 6.625%, 2015		20,000	20,550
MGM Mirage, 7.5%, 2016		10,000	10,300
MGM Resorts International, 11.375%, 2018		55,000	65,381
MGM Resorts International, 9%, 2020		45,000	50,063
Penn National Gaming, Inc., 8.75%, 2019		75,000	84,188
Pinnacle Entertainment, Inc., 8.75%, 2020		40,000	43,700
Pinnacle Entertainment, Inc., 7.75%, 2022		20,000	20,950
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		65,000	65,975
Wyndham Worldwide Corp., 6%, 2016		1,000	1,115
Wyndham Worldwide Corp., 5.75%, 2018		140,000	155,900
Wyndham Worldwide Corp., 7.375%, 2020		30,000	36,087
Wynn Las Vegas LLC, 7.75%, 2020		60,000	65,925

			$1,098,421

Industrial – 0.2%
Altra Holdings, Inc., 8.125%, 2016		$35,000	$37,625
Mueller Water Products, Inc., 8.75%, 2020		42,000	47,040

			$84,665

Insurance – 2.1%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$324,142
American International Group, Inc., 3%, 2015		$50,000	50,344
American International Group, Inc., 8.175% to 2038, FRN to 2068		65,000	68,803
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		80,000	86,876
Principal Financial Group, Inc., 8.875%, 2019		130,000	165,944
Prudential Financial, Inc., 6.2%, 2015		130,000	143,738
Unum Group, 7.125%, 2016		160,000	182,672

			$1,022,519

Insurance – Health – 0.1%
AMERIGROUP Corp., 7.5%, 2019		$45,000	$49,275

Insurance – Property & Casualty – 2.5%
Aon Corp., 3.5%, 2015		$140,000	$146,724
AXIS Capital Holdings Ltd., 5.75%, 2014		205,000	219,412
AXIS Capital Holdings Ltd., 5.875%, 2020		50,000	52,325
CNA Financial Corp., 5.875%, 2020		160,000	171,519
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		70,000	93,625
PartnerRe Ltd., 5.5%, 2020		107,000	110,772
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		200,000	188,500
Travelers Cos., Inc., 3.9%, 2020		220,000	236,281
USI Holdings Corp., 9.75%, 2015 (z)		40,000	40,200

			$1,259,358

International Market Quasi-Sovereign – 2.2%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	$268,928
ING Bank N.V., 3.9%, 2014 (n)		190,000	199,880
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	387,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Vestjysk Bank A/S, FRN, 1.023%, 2013 (n)		$130,000	$130,517
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	105,597

			$1,092,919

International Market Sovereign – 9.6%
Commonwealth of Australia, 5.75%, 2021	AUD	38,000	$44,608
Federal Republic of Germany, 3.75%, 2015	EUR	239,000	348,685
Federal Republic of Germany, 4.25%, 2018	EUR	97,000	153,640
Federal Republic of Germany, 6.25%, 2030	EUR	81,000	165,501
Government of Canada, 4.5%, 2015	CAD	86,000	94,531
Government of Canada, 4.25%, 2018	CAD	45,000	51,726
Government of Canada, 5.75%, 2033	CAD	17,000	25,603
Government of Japan, 1.7%, 2017	JPY	33,450,000	431,617
Government of Japan, 1.1%, 2020	JPY	17,000,000	210,706
Government of Japan, 2.1%, 2024	JPY	8,000,000	106,200
Government of Japan, 2.2%, 2027	JPY	19,100,000	252,495
Government of Japan, 2.4%, 2037	JPY	20,100,000	268,241
Kingdom of Belgium, 5.5%, 2017	EUR	113,000	172,847
Kingdom of Denmark, 3%, 2021	DKK	218,000	43,123
Kingdom of Spain, 4.6%, 2019	EUR	167,000	219,340
Kingdom of Sweden, 5%, 2020	SEK	155,000	29,182
Kingdom of the Netherlands, 3.75%, 2014	EUR	187,000	267,733
Kingdom of the Netherlands, 5.5%, 2028	EUR	22,000	39,587
Republic of Austria, 4.65%, 2018	EUR	78,000	119,175
Republic of Finland, 3.875%, 2017	EUR	22,000	33,033
Republic of France, 6%, 2025	EUR	53,000	91,687
Republic of France, 4.75%, 2035	EUR	113,000	177,067
Republic of Italy, 4.25%, 2015	EUR	89,000	121,619
Republic of Italy, 5.25%, 2017	EUR	267,000	372,286
Republic of Italy, 3.75%, 2021	EUR	101,000	123,712
State of Israel, 4%, 2022		$248,000	245,264
United Kingdom Treasury, 8%, 2015	GBP	107,000	217,016
United Kingdom Treasury, 8%, 2021	GBP	79,000	190,135
United Kingdom Treasury, 4.25%, 2036	GBP	73,000	135,387

			$4,751,746

Local Authorities – 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$161,677
Province of Ontario, 5.45%, 2016		145,000	168,485

			$330,162

Machinery & Tools – 1.1%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$246,078
Case Corp., 7.25%, 2016		25,000	27,438
Case New Holland, Inc., 7.875%, 2017		130,000	151,125
CNH Capital LLC, 6.25%, 2016 (n)		10,000	10,725
Rental Service Corp., 9.5%, 2014		10,000	10,275
RSC Equipment Rental, Inc., 8.25%, 2021		55,000	58,575
UR Financing Escrow Corp., 5.75%, 2018 (z)		20,000	20,475

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – continued
UR Financing Escrow Corp., 7.625%, 2022 (z)	$22,000	$22,605

		$547,296

Major Banks – 7.9%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$200,000	$202,902
Bank of America Corp., 7.375%, 2014	65,000	70,559
Bank of America Corp., 6.5%, 2016	325,000	357,332
Barclays Bank PLC, 5.125%, 2020	130,000	135,975
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	88,750
BNP Paribas, FRN, 3.223%, 2014	78,000	78,726
Commonwealth Bank of Australia, 5%, 2019 (n)	140,000	151,232
Credit Suisse New York, 5.5%, 2014	130,000	139,399
DBS Bank Ltd., 2.35%, 2017 (n)	200,000	198,604
Goldman Sachs Group, Inc., 6%, 2014	90,000	96,484
Goldman Sachs Group, Inc., 5.75%, 2022	201,000	206,777
ING Bank N.V., 3.75%, 2017 (n)	513,000	508,112
Intesa Sanpaolo S.p.A., FRN, 2.891%, 2014 (n)	100,000	97,539
JPMorgan Chase & Co., 4.625%, 2021	140,000	146,310
JPMorgan Chase Capital XXII, 6.45%, 2087	110,000	110,000
JPMorgan Chase Capital XXVII, 7%, 2039	30,000	30,405
Macquarie Bank Ltd., 5%, 2017 (n)	111,000	111,845
Macquarie Group Ltd., 6%, 2020 (n)	171,000	170,792
Merrill Lynch & Co., Inc., 6.4%, 2017	90,000	98,148
Morgan Stanley, 6%, 2014	100,000	104,665
Morgan Stanley, 7.3%, 2019	100,000	107,616
Morgan Stanley, 5.625%, 2019	100,000	98,842
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	80,000	67,800
Standard Chartered PLC, 3.85%, 2015 (n)	150,000	155,772
SunTrust Banks, Inc., 3.5%, 2017	107,000	109,140
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	168,750
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	78,000	84,923

		$3,897,399

Medical & Health Technology & Services – 3.2%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$75,000	$75,806
Biomet, Inc., 10%, 2017	5,000	5,381
Biomet, Inc., 10.375%, 2017 (p)	25,000	26,938
Biomet, Inc., 11.625%, 2017	65,000	70,281
Cardinal Health, Inc., 5.8%, 2016	201,000	232,301
Davita, Inc., 6.375%, 2018	65,000	68,088
Davita, Inc., 6.625%, 2020	40,000	41,800
Emdeon, Inc., 11%, 2019 (n)	20,000	22,600
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	40,338
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)	15,000	15,450
HCA, Inc., 8.5%, 2019	145,000	161,131
HCA, Inc., 7.5%, 2022	55,000	58,575
HCA, Inc., 5.875%, 2022	20,000	20,025
HealthSouth Corp., 8.125%, 2020	105,000	114,975
Hospira, Inc., 6.05%, 2017	100,000	111,328
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	15,000	14,588

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
McKesson Corp., 5.7%, 2017	$90,000	$104,660
Owens & Minor, Inc., 6.35%, 2016	170,000	183,603
Physio-Control International, Inc., 9.875%, 2019 (z)	30,000	31,500
Tenet Healthcare Corp., 9.25%, 2015	30,000	33,300
Universal Health Services, Inc., 7%, 2018	35,000	37,450
Universal Hospital Services, Inc., 8.5%, 2015 (p)	55,000	56,306
Universal Hospital Services, Inc., FRN, 4.12%, 2015	20,000	18,900
USPI Finance Corp., 9%, 2020 (z)	10,000	10,300
Vanguard Health Systems, Inc., 8%, 2018	35,000	35,700

		$1,591,324

Metals & Mining – 2.2%
ArcelorMittal, 5.5%, 2021	$310,000	$304,257
Cloud Peak Energy, Inc., 8.25%, 2017	85,000	86,700
Cloud Peak Energy, Inc., 8.5%, 2019	70,000	72,975
Consol Energy, Inc., 8%, 2017	35,000	36,488
Consol Energy, Inc., 8.25%, 2020	20,000	20,900
FMG Resources, 6%, 2017 (z)	25,000	24,750
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	15,000	15,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	50,000	52,500
Peabody Energy Corp., 6%, 2018 (n)	20,000	19,600
Peabody Energy Corp., 6.25%, 2021 (n)	20,000	19,600
Southern Copper Corp., 6.75%, 2040	104,000	112,389
Vale Overseas Ltd., 4.625%, 2020	100,000	105,188
Vale Overseas Ltd., 4.375%, 2022	139,000	139,618
Vale Overseas Ltd., 6.875%, 2039	51,000	59,574

		$1,069,539

Mortgage-Backed – 0.5%
Fannie Mae, 6.5%, 2032	$94,332	$107,441
Freddie Mac, 4.224%, 2020	146,497	162,546

		$269,987

Natural Gas – Distribution – 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$45,000	$45,675
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	30,000	27,075

		$72,750

Natural Gas – Pipeline – 2.8%
Atlas Pipeline Partners LP, 8.75%, 2018	$80,000	$85,200
Crosstex Energy, Inc., 8.875%, 2018	75,000	79,688
El Paso Corp., 7%, 2017	75,000	83,516
El Paso Corp., 7.75%, 2032	80,000	91,099
Enbridge Energy Partners LP, 4.2%, 2021	200,000	208,427
Energy Transfer Equity LP, 7.5%, 2020	65,000	72,150
Energy Transfer Partners LP, 6.5%, 2042	135,000	142,254
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	33,000	35,970
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	20,000	21,500
Kinder Morgan Energy Partners LP, 5.85%, 2012	143,000	145,958

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Kinder Morgan Energy Partners LP, 6.375%, 2041	$190,000	$208,544
Rockies Express Pipeline, 5.625%, 2020 (n)	24,000	20,400
Spectra Energy Capital LLC, 8%, 2019	164,000	207,221

		$1,401,927

Network & Telecom – 2.9%
AT&T, Inc., 5.5%, 2018	$150,000	$176,721
AT&T, Inc., 3.875%, 2021	70,000	74,039
Centurylink, Inc., 5.8%, 2022	180,000	175,772
Cincinnati Bell, Inc., 8.25%, 2017	15,000	15,319
Cincinnati Bell, Inc., 8.75%, 2018	30,000	28,013
Citizens Communications Co., 9%, 2031	30,000	29,100
France Telecom, 4.375%, 2014	120,000	128,144
France Telecom, 5.375%, 2042	208,000	219,898
Frontier Communications Corp., 8.125%, 2018	40,000	42,300
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	53,375
Qwest Corp., 7.5%, 2014	140,000	156,083
Verizon Communications, Inc., 8.75%, 2018	140,000	189,984
Windstream Corp., 8.125%, 2018	10,000	10,700
Windstream Corp., 7.75%, 2020	95,000	101,650
Windstream Corp., 7.75%, 2021	15,000	16,050

		$1,417,148

Oil Services – 0.2%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$15,000	$14,888
Dresser-Rand Group, Inc., 6.5%, 2021	10,000	10,450
Pioneer Drilling Co., 9.875%, 2018 (n)	5,000	5,300
Pioneer Drilling Co., 9.875%, 2018	65,000	68,900
Unit Corp., 6.625%, 2021	25,000	25,563

		$125,101

Oils – 0.2%
Phillips 66, 4.3%, 2022 (n)	$93,000	$94,600

Other Banks & Diversified Financials – 3.7%
Citigroup, Inc., 6.375%, 2014	$120,000	$130,200
Citigroup, Inc., 6.01%, 2015	100,000	108,650
Citigroup, Inc., 8.5%, 2019	88,000	108,493
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	166,266
HSBC Holdings PLC, 4%, 2022	323,000	320,164
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	200,000	205,415
Rabobank Nederland N.V., 3.375%, 2017	92,000	94,055
Santander Holdings USA, Inc., 4.625%, 2016	20,000	20,267
Santander International Debt S.A., 2.991%, 2013 (n)	100,000	99,524
Santander UK PLC, 8.963% to 2030, FRN to 2049	103,000	104,030
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	191,283
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	261,225

		$1,809,572

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – 1.1%
Celgene Corp., 3.95%, 2020	$160,000	$162,925
Roche Holdings, Inc., 6%, 2019 (n)	200,000	243,900
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	98,584
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (z)	20,000	20,350
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	35,000	34,825

		$560,584

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021	$130,000	$148,226

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$6,759	$5,103
Nielsen Finance LLC, 11.5%, 2016	26,000	29,965
Nielsen Finance LLC, 7.75%, 2018	45,000	49,613

		$84,681

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$20,000	$21,525
Panama Canal Railway Co., 7%, 2026 (n)	91,400	86,492

		$108,017

Real Estate – 1.6%
Boston Properties LP, REIT, 3.7%, 2018	$73,000	$75,502
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	25,000	22,500
Entertainment Properties Trust, REIT, 7.75%, 2020	45,000	47,317
HCP, Inc., REIT, 5.375%, 2021	141,000	151,939
Kennedy Wilson, Inc., 8.75%, 2019	25,000	26,063
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	42,090
MPT Operating Partnership LP, REIT, 6.875%, 2021	40,000	41,800
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	264,561
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	127,185

		$798,957

Retailers – 2.4%
Academy Ltd., 9.25%, 2019 (n)	$35,000	$35,919
AutoZone, Inc., 6.5%, 2014	230,000	251,715
Burlington Coat Factory Warehouse Corp., 10%, 2019	45,000	46,800
J. Crew Group, Inc., 8.125%, 2019	35,000	35,613
Kohl’s Corp., 4%, 2021	65,000	67,055
Limited Brands, Inc., 5.25%, 2014	59,000	62,540
Limited Brands, Inc., 6.9%, 2017	40,000	44,500
Limited Brands, Inc., 7%, 2020	15,000	16,725
Limited Brands, Inc., 6.95%, 2033	20,000	19,200
Macy’s, Inc., 7.875%, 2015	200,000	235,333
Neiman Marcus Group, Inc., 10.375%, 2015	50,000	52,063
QVC, Inc., 7.375%, 2020 (n)	35,000	38,500
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	20,000	21,300
Staples, Inc., 9.75%, 2014	140,000	159,069
Toys “R” Us Property Co. II LLC, 8.5%, 2017	30,000	31,313
Toys “R” Us, Inc., 10.75%, 2017	50,000	54,750

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	$25,000	$25,469

		$1,197,864

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 2021	$120,000	$127,214
Koppers, Inc., 7.875%, 2019	20,000	21,350

		$148,564

Specialty Stores – 0.1%
Michaels Stores, Inc., 11.375%, 2016	$35,000	$37,190
Michaels Stores, Inc., 7.75%, 2018	35,000	37,275

		$74,465

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$150,000	$161,293

Telecommunications – Wireless – 2.4%
American Tower Corp., 4.625%, 2015	$80,000	$85,214
American Tower Corp., REIT, 4.7%, 2022	126,000	127,013
Clearwire Corp., 12%, 2015 (n)	65,000	64,025
Cricket Communications, Inc., 7.75%, 2020	60,000	58,950
Crown Castle International Corp., 9%, 2015	35,000	38,500
Crown Castle International Corp., 7.125%, 2019	130,000	142,025
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	174,494
MetroPCS Wireless, Inc., 7.875%, 2018	35,000	36,838
Rogers Cable, Inc., 5.5%, 2014	164,000	177,710
Sprint Capital Corp., 6.875%, 2028	40,000	30,600
Sprint Nextel Corp., 6%, 2016	60,000	53,550
Sprint Nextel Corp., 8.375%, 2017	55,000	53,075
Sprint Nextel Corp., 9%, 2018 (n)	10,000	10,975
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	115,000	113,275

		$1,166,244

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$15,000	$15,975
Level 3 Financing, Inc., 9.375%, 2019	45,000	49,163
Level 3 Financing, Inc., 8.625%, 2020 (z)	20,000	21,000

		$86,138

Tobacco – 1.5%
Altria Group, Inc., 9.25%, 2019	$210,000	$282,393
Lorillard Tobacco Co., 8.125%, 2019	63,000	78,221
Lorillard Tobacco Co., 6.875%, 2020	70,000	82,247
Reynolds American, Inc., 6.75%, 2017	240,000	285,902

		$728,763

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$40,000	$35,000

Transportation – Services – 1.1%
ACL I Corp., 10.625%, 2016 (n)(p)	$49,963	$49,314
Avis Budget Car Rental LLC, 8.25%, 2019 (z)	5,000	5,213
Avis Budget Car Rental LLC, 9.75%, 2020	15,000	16,388
Commercial Barge Line Co., 12.5%, 2017	100,000	112,375
Erac USA Finance Co., 6.375%, 2017 (n)	180,000	206,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – continued
Hertz Corp., 7.5%, 2018	$35,000	$37,144
Navios Maritime Acquisition Corp., 8.625%, 2017	60,000	54,000
Navios Maritime Holdings, Inc., 8.875%, 2017	25,000	25,625
Swift Services Holdings, Inc., 10%, 2018	55,000	59,881

		$566,514

U.S. Government Agencies and Equivalents – 1.3%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$50,000	$52,463
Small Business Administration, 4.34%, 2024	174,242	188,673
Small Business Administration, 4.77%, 2024	148,226	161,876
Small Business Administration, 4.625%, 2025	107,933	117,466
Small Business Administration, 5.11%, 2025	99,735	110,406

		$630,884

Utilities – Electric Power – 4.2%
AES Corp., 8%, 2017	$85,000	$95,731
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	162,679
Atlantic Power Corp., 9%, 2018 (z)	25,000	25,250
Calpine Corp., 8%, 2016 (n)	55,000	59,813
Calpine Corp., 7.875%, 2020 (n)	65,000	70,688
CMS Energy Corp., 4.25%, 2015	140,000	145,257
CMS Energy Corp., 5.05%, 2022	99,000	99,620
Covanta Holding Corp., 7.25%, 2020	35,000	37,655
Covanta Holding Corp., 6.375%, 2022	10,000	10,160
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	35,000	38,850
Duke Energy Corp., 3.35%, 2015	220,000	233,485
Edison Mission Energy, 7%, 2017	50,000	31,500
EDP Finance B.V., 6%, 2018 (n)	200,000	176,757
Energy Future Holdings Corp., 10%, 2020	65,000	70,525
Energy Future Holdings Corp., 10%, 2020	125,000	136,250
Energy Future Holdings Corp., 11.75%, 2022 (z)	20,000	20,450
Exelon Generation Co. LLC, 5.2%, 2019	70,000	77,695
GenOn Energy, Inc., 9.5%, 2018	15,000	13,800
GenOn Energy, Inc., 9.875%, 2020	80,000	72,800
NRG Energy, Inc., 7.375%, 2017	30,000	31,200
NRG Energy, Inc., 8.25%, 2020	85,000	83,725
PPL WEM Holdings PLC, 3.9%, 2016 (n)	160,000	166,468
Progress Energy, Inc., 3.15%, 2022	234,000	228,721
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	25,000	16,313

		$2,105,392

Total Bonds		$47,564,545

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 0.3%
Other Banks & Diversified Financials – 0.3%
Ally Financial, Inc., 7% (z)	30	$24,993
Ally Financial, Inc., “A”, 8.5%	3,357	72,847
GMAC Capital Trust I, 8.125%	1,575	36,398

Total Preferred Stocks		$134,238

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$50,000	$48,875

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	1,188	$10,324

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	6	$17,400

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	1,733	$9,618

Total Common Stocks		$37,342

CONVERTIBLE PREFERRED STOCKS – 0.1%
Automotive – 0.1%
General Motors Co., 4.75%	800	$33,480

	Strike Price	First Exercise

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	10	$29,000

FLOATING RATE LOANS (g)(r) – 0.0%
Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$22,538	$20,749

MONEY MARKET FUNDS – 2.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,265,047	$1,265,047

Total Investments		$49,133,276

OTHER ASSETS, LESS LIABILITIES – 0.8%		395,566

Net Assets – 100.0%		$49,528,842

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(e)	Guaranteed by Minister for Finance of Ireland.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,948,707, representing 22.11% of net assets.

(p)	Payment-in-kind security.

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$28,125	$24,993
American Media, Inc., 13.5%, 2018	12/22/10	6,856	5,103
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	24,920	25,250
Avis Budget Car Rental LLC, 8.25%, 2019	3/26/12	5,175	5,213
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040	3/01/06	170,638	96,168
BreitBurn Energy Partners LP, 7.875%, 2022	1/10/12	24,791	25,500
CDW LLC/CDW Finance Corp., 8.5%, 2019	2/02/12	10,432	10,625
CEZ A.S., 4.25%, 2022	3/27/12	282,012	282,451
CIT Group, Inc., 5.5%, 2019	2/02/12	53,000	54,060
Caesars Operating Escrow LLC, 8.5%, 2020	2/09/12	10,000	10,175
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	54,307	62,877
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	2/29/12-3/06/12	24,726	24,500
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	2/29/12	5,000	4,825
Crest Ltd., “A1” CDO, FRN, 0.952%, 2018	1/21/10	89,719	102,355
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	35,363	36,575
Energy Future Holdings Corp., 11.75%, 2022	2/01/12-2/03/12	19,929	20,450
FMG Resources, 6%, 2017	3/14/12	25,000	24,750
Falcon Franchise Loan LLC, FRN, 5.806%, 2023	1/18/02	7,672	16,428
Falcon Franchise Loan LLC, FRN, 5.24%, 2025	1/29/03	18,621	30,728
Fidelity National Information Services, Inc., 5%, 2022	3/05/12	20,000	19,700
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/12	15,000	15,450
GMAC LLC, FRN, 6.02%, 2033	11/17/00	142,062	150,053
Icahn Enterprises LP, 8%, 2018	1/27/12	20,685	20,800
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12-1/31/12	25,145	25,688
LBI Media, Inc., 8.5%, 2017	7/18/07	54,423	16,638
Lawson Software, Inc., 9.375%, 2019	3/29/12	5,000	5,175
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	20,037	21,000
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/16/11	60,487	62,410
Morgan Stanley Capital I, Inc., FRN, 1.34%, 2039	7/20/04	28,632	27,455
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	30,542	31,500
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013	12/06/04	417,437	410,532
Salomon Brothers Mortgage Securities, Inc., FRN, 7.156%, 2032	1/07/05	212,867	214,889
Tembec Industries, Inc., 11.25%, 2018	2/17/12	21,088	21,200
Townsquare Radio LLC, 9%, 2019	3/30/12	19,800	19,800
TransUnion Holding Co., Inc., 9.625%, 2018	3/02/12	15,000	15,788
UR Financing Escrow Corp., 5.75%, 2018	2/24/12	20,000	20,475
UR Financing Escrow Corp., 7.625%, 2022	2/24/12	22,000	22,605
USG Corp., 7.875%, 2020	3/29/12	14,892	15,019
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	40,364	40,200

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
USPI Finance Corp., 9%, 2020	3/20/12	$10,000	$10,300
Valeant Pharmaceuticals International, Inc., 6.5%, 2016	2/28/12	20,516	20,350
Videotron Ltee, 5%, 2022	2/29/12-3/01/12	25,081	24,750
Total Restricted Securities			$2,094,803
% of Net assets			4.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	43,432	4/12/12	$46,690	$44,943	$1,747
BUY	CNY	Deutsche Bank AG	1,766,000	5/16/12	278,989	280,226	1,237
BUY	EUR	Barclays Bank PLC	85,984	4/12/12	109,456	114,682	5,226
BUY	EUR	Citibank N.A.	419,748	4/12/12	554,210	559,839	5,629
BUY	EUR	Credit Suisse Group	85,984	4/12/12	109,447	114,682	5,235
SELL	JPY	JPMorgan Chase Bank N.A.	7,293,456	4/12/12	94,768	88,124	6,644
BUY	SEK	Goldman Sachs International	31,910	4/12/12	4,591	4,822	231
BUY	SEK	Merrill Lynch International Bank	31,910	4/12/12	4,590	4,822	232

							$26,181

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	168,695	4/12/12	$164,067	$169,094	$(5,027)
SELL	DKK	Credit Suisse Group	242,054	4/12/12	43,352	43,385	(33)
BUY	EUR	Barclays Bank PLC	200,872	4/12/12	270,236	267,913	(2,323)
SELL	EUR	UBS AG	1,238,035	4/12/12	1,623,658	1,651,229	(27,571)
SELL	GBP	Barclays Bank PLC	158,681	4/12/12	245,030	253,796	(8,766)
SELL	GBP	Citibank N.A.	6,562	4/12/12	10,401	10,496	(95)
SELL	GBP	Deutsche Bank AG	158,681	4/12/12	245,030	253,796	(8,766)
BUY	IDR	JPMorgan Chase Bank N.A.	727,447,000	4/11/12	79,642	79,492	(150)
BUY	JPY	Citibank N.A.	44,774,975	4/12/12	548,975	540,997	(7,978)
SELL	SEK	Credit Suisse Group	196,727	4/12/12	29,649	29,725	(76)

							$(60,785)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 3/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	15	$1,942,266	June - 2012	$20,807

Swap Agreements at 3/31/12

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	250,000 (a	)	Goldman Sachs International	1.00% (fixed rate)	(1)	$3,457

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $287.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Equity Securities	$153,049	$71,393	$9,618	$234,060
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	630,884	—	630,884
Non-U.S. Sovereign Debt	—	7,424,738	—	7,424,738
Corporate Bonds	—	28,552,244	—	28,552,244
Residential Mortgage-Backed Securities	—	269,987	—	269,987
Commercial Mortgage-Backed Securities	—	938,896	—	938,896
Asset-Backed Securities (including CDOs)	—	501,723	—	501,723
Foreign Bonds	—	9,294,948	—	9,294,948
Floating Rate Loans	—	20,749	—	20,749
Mutual Funds	1,265,047	—	—	1,265,047
Total Investments	$1,418,096	$47,705,562	$9,618	$49,133,276

Other Financial Instruments
Futures	$20,807	$—	$—	$20,807
Swaps	—	3,457	—	3,457
Forward Foreign Currency Exchange Contracts	—	(34,604)	—	(34,604)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$20,605
Change in unrealized appreciation (depreciation)	(10,987)
Balance as of 3/31/12	$9,618

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2012 is $(10,987).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$47,452,850
Gross unrealized appreciation	$2,893,417
Gross unrealized depreciation	(1,212,991)
Net unrealized appreciation (depreciation)	$1,680,426

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,545,148	3,178,503	(4,458,604)	1,265,047

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$393	$1,265,047

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	65.8%
United Kingdom	4.3%
France	3.2%
Canada	3.0%
Netherlands	3.0%
Japan	2.9%
Germany	2.1%
Australia	1.8%
Italy	1.7%
Other Countries	12.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.9%
Broadcasting – 1.4%
Viacom, Inc., “B”	11,340	$538,194

Business Services – 5.2%
Accenture PLC, “A”	7,800	$503,100
Cognizant Technology Solutions Corp., “A” (a)	7,000	538,650
Constant Contact, Inc. (a)	5,600	166,824
FleetCor Technologies, Inc. (a)	16,430	636,991
MSCI, Inc., “A” (a)	4,470	164,541

		$2,010,106

Computer Software – 18.4%
Autodesk, Inc. (a)	15,260	$645,803
BMC Software, Inc. (a)	3,730	149,797
Check Point Software Technologies Ltd. (a)	2,320	148,109
Citrix Systems, Inc. (a)	5,250	414,278
Microsoft Corp.	22,540	726,915
Nuance Communications, Inc. (a)	9,500	243,010
Oracle Corp. (s)	82,420	2,403,367
Parametric Technology Corp. (a)	11,880	331,927
Red Hat, Inc. (a)	13,930	834,268
Salesforce.com, Inc. (a)	1,850	285,844
Symantec Corp. (a)	26,590	497,233
TIBCO Software, Inc. (a)	3,110	94,855
VeriSign, Inc.	8,160	312,854

		$7,088,260

Computer Software – Systems – 25.7%
Active Network, Inc. (a)	11,580	$194,891
Apple, Inc. (a)(s)	8,690	5,209,394
EMC Corp. (a)	45,220	1,351,174
Hewlett-Packard Co.	50,860	1,211,994
International Business Machines Corp.	4,620	963,963
NetApp, Inc. (a)	7,280	325,926
Qlik Technologies, Inc. (a)	4,770	152,640
Quantum Corp. (a)	34,220	89,656
Tangoe, Inc. (a)	8,840	166,280
Verifone Systems, Inc. (a)	4,160	215,779

		$9,881,697

Consumer Services – 2.1%
Groupon, Inc. (a)	6,900	$126,822
HomeAway, Inc. (a)	6,780	172,009
Priceline.com, Inc. (a)	700	502,250

		$801,081

Electrical Equipment – 0.4%
Amphenol Corp., “A”	2,340	$139,862

Electronics – 11.7%
Advanced Micro Devices, Inc. (a)	25,448	$204,093
Aeroflex Holding Corp. (a)	19,310	215,113
Altera Corp.	7,010	279,138
ASML Holding N.V.	3,610	181,005
Atmel Corp. (a)	27,000	266,220

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Broadcom Corp., “A”	5,960	$234,228
CEVA, Inc. (a)	8,360	189,856
Corning, Inc.	22,940	322,995
International Rectifier Corp. (a)	15,650	361,046
JDS Uniphase Corp. (a)	74,500	1,079,505
Microchip Technology, Inc.	20,940	778,968
Monolithic Power Systems, Inc. (a)	6,600	129,822
Stratasys, Inc. (a)	1,820	66,466
Vishay Intertechnology, Inc. (a)	15,680	190,669

		$4,499,124

Internet – 10.9%
eBay, Inc. (a)	18,930	$698,328
Google, Inc., “A” (a)(s)	4,970	3,186,963
Yahoo!, Inc. (a)	18,790	285,984

		$4,171,275

Medical Equipment – 0.0%
Vocera Communications, Inc. (a)	560	$13,104

Network & Telecom – 9.9%
Acme Packet, Inc. (a)	6,720	$184,934
F5 Networks, Inc. (a)	1,830	246,977
Finisar Corp. (a)	18,330	369,350
Fortinet, Inc. (a)	14,330	396,225
Juniper Networks, Inc. (a)	23,600	539,968
Qualcomm, Inc.	24,590	1,672,612
Radware Ltd. (a)	5,100	190,944
Riverbed Technology, Inc. (a)	7,640	214,531

		$3,815,541

Other Banks & Diversified Financials – 5.2%
MasterCard, Inc., “A”	2,360	$992,474
Visa, Inc., “A”	8,600	1,014,800

		$2,007,274

Specialty Stores – 3.9%
Amazon.com, Inc. (a)	7,470	$1,512,750

Telecommunications – Wireless – 0.8%
SBA Communications Corp. (a)	6,310	$320,611

Telephone Services – 0.3%
Cogent Communications Group, Inc. (a)	6,070	$115,816

Total Common Stocks		$36,914,695

MONEY MARKET FUNDS – 2.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	963,535	$963,535

Total Investments		$37,878,230

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Red Hat Inc. - April 2012 @ $65	(11)	$(385)

Computer Software – Systems – 0.0%
Apple, Inc - April 2012 @ $640	(1)	$(425)

Network & Telecom – 0.0%
Acme Packet Inc. - April 2012 @ $30	(32)	$(1,760)

Total Call Options Written		$(2,570)

PUT OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Red Hat Inc. - April 2012 @ $52.50	(20)	$(300)
Red Hat Inc. - April 2012 @ $55	(17)	(493)

		$(793)

Internet – 0.0%
LinkedIn Corp. - April 2012 @ $87.50	(18)	$(720)

Total Put Options Written		$(1,513)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (3.1)%
Business Services – (0.8)%
Computer Sciences Corp.	(5,280)	$(158,083)
Equinix, Inc. (a)	(900)	(141,705)

		$(299,788)

Computer Software – (0.5)%
Adobe Systems, Inc. (a)	(5,500)	$(188,705)

Computer Software – Systems – (1.2)%
Dell, Inc. (a)	(18,570)	$(308,262)
Lexmark International, Inc., “A”	(4,800)	(159,552)

		$(467,814)

Electronics – (0.6)%
Freescale Semiconductor Ltd. (a)	(14,790)	$(227,618)

Total Securities Sold Short		$(1,183,925)

OTHER ASSETS, LESS LIABILITIES – 4.7%		1,798,835

Net Assets – 100.0%		$38,489,057

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At March 31, 2012, the value of securities pledged amounted to $526,996.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

3

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$36,914,695	$—	$—	$36,914,695
Mutual Funds	963,535	—	—	963,535
Total Investments	$37,878,230	$—	$—	$37,878,230
Short Sales	$(1,183,925)	$—	$—	$(1,183,925)

Other Financial Instruments
Written Options	$(4,083)	$—	$—	$(4,083)

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$32,271,766
Gross unrealized appreciation	$5,990,587
Gross unrealized depreciation	(384,123)
Net unrealized appreciation (depreciation)	$5,606,464

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	543,876	4,061,880	(3,642,221)	963,535

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$165	$963,535

4

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.8%
Aerospace – 4.6%
Honeywell International, Inc.	223,370	$13,636,733
Huntington Ingalls Industries, Inc. (a)	12,768	513,784
Lockheed Martin Corp.	248,810	22,358,067
Northrop Grumman Corp.	74,810	4,569,395
Precision Castparts Corp.	19,170	3,314,493
United Technologies Corp.	211,310	17,526,051

		$61,918,523

Alcoholic Beverages – 0.8%
Diageo PLC	468,620	$11,262,111

Automotive – 0.8%
Delphi Automotive PLC (a)	82,450	$2,605,420
General Motors Co. (a)	66,970	1,717,781
Johnson Controls, Inc.	214,150	6,955,592

		$11,278,793

Broadcasting – 2.3%
Omnicom Group, Inc.	166,300	$8,423,095
Viacom, Inc., “B”	215,030	10,205,324
Walt Disney Co.	278,520	12,193,606

		$30,822,025

Brokerage & Asset Managers – 1.0%
Blackrock, Inc.	37,630	$7,710,387
Franklin Resources, Inc.	50,900	6,313,127

		$14,023,514

Business Services – 0.9%
Accenture PLC, “A”	139,510	$8,998,395
Dun & Bradstreet Corp.	27,770	2,352,952
Fiserv, Inc. (a)	21,940	1,522,417

		$12,873,764

Cable TV – 0.7%
Comcast Corp., “Special A”	313,840	$9,261,418

Chemicals – 2.2%
3M Co.	146,470	$13,066,589
Celanese Corp.	59,880	2,765,258
E.I. du Pont de Nemours & Co.	67,360	3,563,344
PPG Industries, Inc.	103,340	9,899,972

		$29,295,163

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	45,170	$2,883,653
Microsoft Corp.	76,580	2,469,705
Oracle Corp.	441,970	12,887,845

		$18,241,203

Computer Software – Systems – 1.2%
Hewlett-Packard Co.	181,580	$4,327,051
International Business Machines Corp.	55,500	11,580,075

		$15,907,126

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.5%
Sherwin-Williams Co.	19,310	$2,098,418
Stanley Black & Decker, Inc.	66,777	5,139,158

		$7,237,576

Consumer Products – 0.8%
Procter & Gamble Co.	134,594	$9,046,063
Reckitt Benckiser Group PLC	38,803	2,192,772

		$11,238,835

Electrical Equipment – 1.7%
Danaher Corp.	272,530	$15,261,680
Tyco International Ltd.	139,090	7,814,076

		$23,075,756

Electronics – 0.7%
ASML Holding N.V.	62,057	$3,111,538
Intel Corp.	148,220	4,166,464
Microchip Technology, Inc.	59,970	2,230,884

		$9,508,886

Energy – Independent – 2.7%
Anadarko Petroleum Corp.	39,780	$3,116,365
Apache Corp.	109,320	10,980,101
EOG Resources, Inc.	20,650	2,294,215
EQT Corp.	46,080	2,221,517
Noble Energy, Inc.	62,870	6,147,429
Occidental Petroleum Corp.	122,980	11,711,385

		$36,471,012

Energy – Integrated – 3.0%
Chevron Corp.	146,352	$15,694,788
Exxon Mobil Corp.	264,178	22,912,158
Hess Corp.	44,300	2,611,485

		$41,218,431

Engineering – Construction – 0.2%
Fluor Corp.	45,320	$2,721,013

Food & Beverages – 2.7%
General Mills, Inc.	215,490	$8,501,081
Groupe Danone	82,065	5,724,238
J.M. Smucker Co.	18,990	1,545,026
Kellogg Co.	37,390	2,005,226
Nestle S.A.	180,721	11,371,389
PepsiCo, Inc.	118,220	7,843,897

		$36,990,857

Food & Drug Stores – 1.1%
CVS Caremark Corp.	188,536	$8,446,413
Kroger Co.	90,270	2,187,242
Walgreen Co.	135,580	4,540,574

		$15,174,229

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.2%
Kohl’s Corp.	105,790	$5,292,674
Target Corp.	199,200	11,607,384

		$16,900,058

Health Maintenance Organizations – 0.2%
Aetna, Inc.	45,500	$2,282,280

Insurance – 4.1%
ACE Ltd.	141,870	$10,384,884
Aon Corp.	152,200	7,466,932
Chubb Corp.	43,080	2,977,259
MetLife, Inc.	366,850	13,701,848
Prudential Financial, Inc.	198,050	12,554,390
Travelers Cos., Inc.	149,210	8,833,232

		$55,918,545

Leisure & Toys – 0.4%
Hasbro, Inc.	158,140	$5,806,901

Machinery & Tools – 0.4%
Eaton Corp.	117,320	$5,846,056

Major Banks – 7.2%
Bank of America Corp.	582,370	$5,573,281
Bank of New York Mellon Corp.	573,429	13,836,842
Goldman Sachs Group, Inc.	135,060	16,797,412
JPMorgan Chase & Co.	664,994	30,576,424
PNC Financial Services Group, Inc.	87,220	5,624,818
State Street Corp.	176,860	8,047,130
SunTrust Banks, Inc.	91,210	2,204,546
Wells Fargo & Co.	468,470	15,993,566

		$98,654,019

Medical & Health Technology & Services – 0.3%
AmerisourceBergen Corp.	59,510	$2,361,357
Quest Diagnostics, Inc.	37,960	2,321,254

		$4,682,611

Medical Equipment – 2.4%
Becton, Dickinson & Co.	59,100	$4,589,115
Covidien PLC	86,590	4,734,741
Medtronic, Inc.	208,740	8,180,521
St. Jude Medical, Inc.	141,970	6,290,691
Thermo Fisher Scientific, Inc.	146,370	8,252,341

		$32,047,409

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	20,960	$1,451,690

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	136,910	$4,218,197

Network & Telecom – 0.5%
Cisco Systems, Inc.	300,730	$6,360,440

Oil Services – 0.5%
Schlumberger Ltd.	24,870	$1,739,159
Transocean, Inc.	84,220	4,606,834

		$6,345,993

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.3%
American Express Co.	37,100	$2,146,606
MasterCard, Inc., “A”	6,130	2,577,910
Visa, Inc., “A”	35,970	4,244,460
Western Union Co.	361,540	6,363,104
Zions Bancorporation	94,120	2,019,815

		$17,351,895

Pharmaceuticals – 4.3%
Abbott Laboratories	240,350	$14,731,052
Bayer AG	26,864	1,889,595
Johnson & Johnson	264,730	17,461,591
Merck & Co., Inc.	73,830	2,835,072
Pfizer, Inc.	870,938	19,735,455
Roche Holding AG	12,070	2,100,584

		$58,753,349

Printing & Publishing – 0.2%
Moody’s Corp.	48,470	$2,040,587

Railroad & Shipping – 0.3%
Canadian National Railway Co.	31,040	$2,465,507
Union Pacific Corp.	15,010	1,613,275

		$4,078,782

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	93,140	$8,550,252

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	37,430	$3,315,175
Staples, Inc.	248,420	4,019,436

		$7,334,611

Telecommunications – Wireless – 0.8%
Vodafone Group PLC	3,828,378	$10,544,657

Telephone Services – 1.4%
AT&T, Inc.	520,520	$16,255,840
CenturyLink, Inc.	58,748	2,270,610

		$18,526,450

Tobacco – 2.6%
Altria Group, Inc.	98,680	$3,046,252
Lorillard, Inc.	8,070	1,044,904
Philip Morris International, Inc.	336,010	29,773,846
Reynolds American, Inc.	19,700	816,368

		$34,681,370

Trucking – 0.4%
United Parcel Service, Inc., “B”	68,350	$5,517,212

Utilities – Electric Power – 1.6%
American Electric Power Co., Inc.	79,890	$3,082,156
Exelon Corp.	45,510	1,784,447
NRG Energy, Inc. (a)	98,220	1,539,107
PG&E Corp.	119,430	5,184,456
PPL Corp.	174,700	4,937,022
Public Service Enterprise Group, Inc.	159,130	4,870,969

		$21,398,157

Total Common Stocks		$827,811,756

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – 37.8%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$535,000	$783,275

Asset-Backed & Securitized – 2.0%
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2017 (n)	$1,061,084	$1,029,252
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040 (z)	1,433,355	807,809
BlackRock Capital Finance LP, 7.75%, 2026 (n)	174,101	20,022
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	983,311	980,853
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2017	3,050,000	3,478,373
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	137,638	150,554
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	2,034,095	2,214,285
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	843,200	549,328
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,772,000	1,869,786
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,131,871	1,266,298
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.983%, 2051	2,664,573	2,862,231
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.816%, 2049	777,548	852,259
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.215%, 2041	2,024,903	2,172,763
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,839,069	2,057,767
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.839%, 2050	28,792	30,102
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.736%, 2050	2,460,824	2,666,640
Morgan Stanley Capital I, Inc., FRN, 0.784%, 2030 (i)(n)	7,068,200	179,285
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	365,879	367,422
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,534,000	865,020
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,317,432	1,217,926
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.898%, 2017	1,545,000	1,711,829

		$27,349,804

Automotive – 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$770,000	$818,087
Toyota Motor Credit Corp., 3.4%, 2021	1,120,000	1,150,283
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,084,000	1,087,689

		$3,056,059

Broadcasting – 0.1%
News America, Inc., 8.5%, 2025	$1,253,000	$1,557,220

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 0.4%
Cox Communications, Inc., 4.625%, 2013	$1,282,000	$1,339,358
DIRECTV Holdings LLC, 4.6%, 2021	1,610,000	1,696,422
Time Warner Entertainment Co. LP, 8.375%, 2033	1,940,000	2,591,566

		$5,627,346

Conglomerates – 0.2%
Kennametal, Inc., 7.2%, 2012	$1,991,000	$2,015,302

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$862,000	$923,474

Emerging Market Quasi-Sovereign – 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$342,000	$350,377
Petrobras International Finance Co., 5.375%, 2021	481,000	517,911
Petrobras International Finance Co., 6.75%, 2041	340,000	394,320
Petroleos Mexicanos, 8%, 2019	918,000	1,161,270
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	803,543	861,800

		$3,285,678

Emerging Market Sovereign – 0.3%
Republic of Peru, 7.35%, 2025	$103,000	$140,698
Russian Federation, 3.625%, 2015 (z)	2,700,000	2,808,000
United Mexican States, 4.75%, 2044	1,739,000	1,704,220

		$4,652,918

Energy – Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$371,000	$407,540
BP Capital Markets PLC, 4.742%, 2021	1,061,000	1,188,313
Hess Corp., 8.125%, 2019	350,000	451,999
Husky Energy, Inc., 5.9%, 2014	944,000	1,033,250
Husky Energy, Inc., 7.25%, 2019	959,000	1,182,408
Petro-Canada, 6.05%, 2018	1,942,000	2,315,744

		$6,579,254

Financial Institutions – 0.0%
General Electric Capital Corp., 5.45%, 2013	$179,000	$185,648

Food & Beverages – 0.1%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$1,270,000	$1,897,739

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,250,000	$1,466,011

Gaming & Lodging – 0.0%
Wyndham Worldwide Corp., 6%, 2016	$9,000	$10,032

Insurance – 0.2%
MetLife, Inc., 4.75%, 2021	$370,000	$405,848
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	690,000	721,241
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	680,000	738,443
Prudential Financial, Inc., 6.625%, 2040	530,000	619,742

		$2,485,274

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$1,910,000	$1,972,075
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	146,000	145,818
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	524,000	505,660

		$2,623,553

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$663,000	$693,039
ING Bank N.V., 3.9%, 2014 (n)	1,560,000	1,641,118
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	1,900,000	1,842,987
KFW International Finance, Inc., 4.875%, 2019	1,580,000	1,868,952
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	2,810,000	2,815,005
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	900,000	940,302

		$9,801,403

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,280,000	$1,810,112

Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$1,850,000	$2,127,313

Major Banks – 1.6%
ABN AMRO Bank N.V., FRN, 2.323%, 2014 (n)	$2,370,000	$2,376,060
Bank of America Corp., 7.375%, 2014	590,000	640,463
Bank of America Corp., 5.49%, 2019	829,000	830,963
Bank of America Corp., 7.625%, 2019	840,000	968,617
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	800,000	710,000
Commonwealth Bank of Australia, 5%, 2019 (n)	840,000	907,391
Credit Suisse New York, 5.5%, 2014	1,720,000	1,844,353
Goldman Sachs Group, Inc., 5.625%, 2017	1,547,000	1,624,932
HSBC USA, Inc., 4.875%, 2020	860,000	881,200
ING Bank N.V., 3.75%, 2017 (n)	1,850,000	1,832,373
JPMorgan Chase & Co., 6.3%, 2019	1,410,000	1,629,275
JPMorgan Chase Capital XXII, 6.45%, 2087	679,000	679,000
JPMorgan Chase Capital XXVII, 7%, 2039	179,000	181,417
Merrill Lynch & Co., Inc., 6.15%, 2013	1,320,000	1,374,940
Morgan Stanley, 6.625%, 2018	1,790,000	1,884,895
PNC Funding Corp., 5.625%, 2017	1,270,000	1,417,329
Royal Bank of Scotland PLC, 6.125%, 2021	1,500,000	1,605,516
Wachovia Corp., 5.25%, 2014	868,000	934,258

		$22,322,982

Medical & Health Technology & Services – 0.3%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$1,640,000	$1,658,534

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
CareFusion Corp., 6.375%, 2019	$1,400,000	$1,626,778
Hospira, Inc., 6.05%, 2017	1,164,000	1,295,860

		$4,581,172

Metals & Mining – 0.2%
ArcelorMittal, 9.85%, 2019	$691,000	$831,466
ArcelorMittal, 5.25%, 2020	790,000	773,364
Vale Overseas Ltd., 4.625%, 2020	337,000	354,483
Vale Overseas Ltd., 6.875%, 2039	257,000	300,207

		$2,259,520

Mortgage-Backed – 12.3%
Fannie Mae, 4.01%, 2013	$189,036	$193,811
Fannie Mae, 4.562%, 2014	883,199	931,760
Fannie Mae, 4.63%, 2014	474,159	498,956
Fannie Mae, 4.841%, 2014	777,683	822,624
Fannie Mae, 4.88%, 2014	293,788	314,212
Fannie Mae, 4.56%, 2015	324,272	348,283
Fannie Mae, 4.7%, 2015	623,077	670,953
Fannie Mae, 4.78%, 2015	448,840	488,022
Fannie Mae, 4.856%, 2015	295,649	321,029
Fannie Mae, 4.893%, 2015	54,823	59,968
Fannie Mae, 4.997%, 2015	130,135	144,118
Fannie Mae, 5.1%, 2015	480,000	509,428
Fannie Mae, 5.09%, 2016	500,000	553,166
Fannie Mae, 5.27%, 2016	536,484	591,973
Fannie Mae, 5.5%, 2016 - 2040	24,266,002	26,630,473
Fannie Mae, 5.662%, 2016	418,040	471,368
Fannie Mae, 5.724%, 2016	306,323	347,662
Fannie Mae, 4.989%, 2017	77,884	84,051
Fannie Mae, 5.05%, 2017	484,606	536,802
Fannie Mae, 6%, 2017 - 2037	15,955,063	17,747,636
Fannie Mae, 2.578%, 2018	843,000	863,403
Fannie Mae, 3.848%, 2018	199,659	217,764
Fannie Mae, 4.5%, 2018 - 2041	4,866,449	5,209,009
Fannie Mae, 5%, 2018 - 2041	15,101,769	16,353,216
Fannie Mae, 5.37%, 2018	600,000	676,172
Fannie Mae, 4.6%, 2019	186,000	209,154
Fannie Mae, 3%, 2027	326,000	338,160
Fannie Mae, 7.5%, 2030 - 2031	172,468	206,632
Fannie Mae, 6.5%, 2031 - 2037	4,444,256	5,040,151
Fannie Mae, 4%, 2040	557,797	585,212
Fannie Mae, 3.5%, 2041 - 2042	3,238,415	3,333,871
Fannie Mae, TBA, 3%, 2018	1,880,000	1,941,100
Freddie Mac, 6%, 2016 - 2037	6,289,602	6,990,385
Freddie Mac, 3.882%, 2017	406,817	445,801
Freddie Mac, 5%, 2017 - 2039	10,363,516	11,227,745
Freddie Mac, 2.303%, 2018	216,058	218,185
Freddie Mac, 2.412%, 2018 (n)	594,000	603,637
Freddie Mac, 3.154%, 2018	156,000	165,198
Freddie Mac, 4.5%, 2018 - 2035	5,091,397	5,456,111
Freddie Mac, 5.085%, 2019	1,523,000	1,755,882
Freddie Mac, 5.5%, 2019 - 2037	7,480,690	8,193,672
Freddie Mac, 3.808%, 2020	1,303,000	1,407,309
Freddie Mac, 6.5%, 2034 - 2038	2,623,138	2,963,150
Freddie Mac, 4%, 2040 - 2041	7,562,852	7,918,848
Freddie Mac, 3.5%, 2042	2,731,629	2,805,680
Ginnie Mae, 4.5%, 2033 - 2041	8,304,784	9,073,632

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 5%, 2033 - 2041	$6,359,038	$7,023,454
Ginnie Mae, 5.5%, 2033 - 2035	2,999,973	3,371,294
Ginnie Mae, 6%, 2033 - 2038	3,124,365	3,541,648
Ginnie Mae, 3.5%, 2041 - 2042	1,051,365	1,097,802
Ginnie Mae, 4%, 2041	3,957,850	4,257,960
Ginnie Mae, TBA, 3.5%, 2040	1,305,000	1,355,161

		$167,112,693

Natural Gas – Pipeline – 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$1,042,000	$1,236,586
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	939,122
Kinder Morgan Energy Partners LP, 7.75%, 2032	661,000	802,096
Spectra Energy Capital LLC, 8%, 2019	1,040,000	1,314,086

		$4,291,890

Network & Telecom – 0.2%
AT&T, Inc., 5.55%, 2041	$539,000	$597,440
BellSouth Corp., 6.55%, 2034	1,472,000	1,680,331
Telecom Italia Capital, 5.25%, 2013	812,000	834,330

		$3,112,101

Other Banks & Diversified Financials – 0.9%
American Express Co., 5.5%, 2016	$1,034,000	$1,151,489
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	743,312
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	700,000	678,613
Capital One Financial Corp., 6.15%, 2016	1,670,000	1,835,524
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,612,000	1,707,140
HSBC Holdings PLC, 5.1%, 2021	842,000	910,254
Nordea Bank AB, 4.875%, 2021 (z)	820,000	873,375
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,120,000	2,252,892
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,620,000	2,534,850

		$12,687,449

Pharmaceuticals – 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$1,578,000	$1,924,368
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	1,610,000	1,629,769

		$3,554,137

Real Estate – 0.7%
Boston Properties, Inc., REIT, 5%, 2015	$411,000	$450,451
ERP Operating LP, REIT, 5.375%, 2016	320,000	355,925
ERP Operating LP, REIT, 4.625%, 2021	1,141,000	1,201,401
HCP, Inc., REIT, 5.375%, 2021	919,000	990,297
HRPT Properties Trust, REIT, 6.25%, 2016	2,725,000	2,884,859
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,305,581
WEA Finance LLC, REIT, 6.75%, 2019 (n)	457,000	528,396
WEA Finance LLC, REIT, 4.625%, 2021 (n)	1,240,000	1,254,375

		$8,971,285

Retailers – 0.3%
Home Depot, Inc., 5.95%, 2041	$346,000	$424,666

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – continued
Limited Brands, Inc., 5.25%, 2014	$440,000	$466,400
Wal-Mart Stores, Inc., 5.25%, 2035	2,435,000	2,769,072

		$3,660,138

Specialty Chemicals – 0.0%
Ecolab, Inc., 5.5%, 2041	$210,000	$227,747

Supranational – 0.1%
Asian Development Bank, 2.75%, 2014	$1,120,000	$1,173,599
Asian Development Bank, 1.125%, 2017	729,000	727,188

		$1,900,787

Telecommunications – Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$888,000	$986,948
Crown Castle Towers LLC, 4.883%, 2020 (n)	440,000	452,723
Rogers Communications, Inc., 6.8%, 2018	1,686,000	2,098,573

		$3,538,244

Transportation – Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$1,423,000	$1,623,405

U.S. Government Agencies and Equivalents – 0.3%
Aid-Egypt, 4.45%, 2015	$152,000	$170,770
Small Business Administration, 4.35%, 2023	19,908	21,511
Small Business Administration, 4.77%, 2024	569,222	621,643
Small Business Administration, 5.18%, 2024	962,184	1,060,115
Small Business Administration, 5.52%, 2024	125,584	141,022
Small Business Administration, 4.99%, 2024	790,289	869,450
Small Business Administration, 4.95%, 2025	51,464	56,705
Small Business Administration, 5.11%, 2025	1,604,974	1,776,692

		$4,717,908

U.S. Treasury Obligations – 13.2%
U.S. Treasury Bonds, 8.5%, 2020	$2,604,000	$3,902,339
U.S. Treasury Bonds, 8%, 2021	357,000	542,277
U.S. Treasury Bonds, 6%, 2026	499,000	688,464
U.S. Treasury Bonds, 6.75%, 2026	440,000	649,687
U.S. Treasury Bonds, 5.25%, 2029	5,148,000	6,740,663
U.S. Treasury Bonds, 5.375%, 2031	79,000	106,255
U.S. Treasury Bonds, 4.5%, 2036	94,000	114,739
U.S. Treasury Bonds, 5%, 2037	8,070,000	10,579,270
U.S. Treasury Bonds, 4.5%, 2039	14,282,200	17,495,695
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,826,649
U.S. Treasury Notes, 1.375%, 2013	733,000	739,700
U.S. Treasury Notes, 3.875%, 2013	281,000	289,924
U.S. Treasury Notes, 1.375%, 2013	5,386,000	5,444,277
U.S. Treasury Notes, 3.5%, 2013	420,000	435,816
U.S. Treasury Notes, 3.125%, 2013	32,695,000	34,073,029
U.S. Treasury Notes, 2.75%, 2013	1,218,000	1,264,579

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 2013	$2,545,000	$2,615,682
U.S. Treasury Notes, 1.5%, 2013	280,000	285,742
U.S. Treasury Notes, 1.875%, 2014	15,111,000	15,578,504
U.S. Treasury Notes, 4.75%, 2014	150,000	163,781
U.S. Treasury Notes, 4.125%, 2015	4,512,000	5,006,556
U.S. Treasury Notes, 2.125%, 2015	15,410,000	16,152,808
U.S. Treasury Notes, 2.625%, 2016	936,000	1,002,471
U.S. Treasury Notes, 5.125%, 2016	488,000	573,133
U.S. Treasury Notes, 4.75%, 2017	1,507,000	1,789,563
U.S. Treasury Notes, 3.75%, 2018	1,633,000	1,867,616
U.S. Treasury Notes, 2.75%, 2019	405,500	436,831
U.S. Treasury Notes, 3.125%, 2019	11,695,000	12,878,207
U.S. Treasury Notes, 3.5%, 2020	27,687,000	31,143,556
U.S. Treasury Notes, TIPS, 0.5%, 2014	4,732,000	4,740,503

		$179,128,316

Utilities – Electric Power – 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$2,395,158	$2,559,825
Enel Finance International S.A., 6.25%, 2017 (n)	1,183,000	1,257,680
MidAmerican Funding LLC, 6.927%, 2029	2,816,000	3,451,076
Oncor Electric Delivery Co., 7%, 2022	1,658,000	2,012,016
Progress Energy, Inc., 3.15%, 2022	1,374,000	1,343,004

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
PSEG Power LLC, 5.32%, 2016	$1,014,000	$1,130,375
System Energy Resources, Inc., 5.129%, 2014 (z)	305,886	319,556
Waterford 3 Funding Corp., 8.09%, 2017	1,356,768	1,344,476

		$13,418,008

Total Bonds		$515,345,197

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%	45,390	$1,899,572

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	13,190	$714,766

Total Convertible Preferred Stocks		$2,614,338

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	16,312,520	$16,312,520

Total Investments		$1,362,083,811

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(138,695)

Net Assets – 100.0%		$1,361,945,116

(a)	Non-income producing security.

(e)	Guaranteed by Minister for Finance of Ireland.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,101,525, representing 2.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040	3/01/06	$1,433,355	$807,809
Nordea Bank AB, 4.875%, 2021	1/11/11	816,469	873,375
Russian Federation, 3.625%, 2015	4/22/10	2,690,972	2,808,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,305,926	1,217,926
System Energy Resources, Inc., 5.129%, 2014	4/16/04	305,886	319,556
Total Restricted Securities			$6,026,666
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

7

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$830,426,094	$—	$—	$830,426,094
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	184,629,499	—	184,629,499
Non-U.S. Sovereign Debt	—	19,640,786	—	19,640,786
Corporate Bonds	—	78,346,395	—	78,346,395
Residential Mortgage-Backed Securities	—	168,914,476	—	168,914,476
Commercial Mortgage-Backed Securities	—	22,730,098	—	22,730,098
Asset-Backed Securities (including CDOs)	—	2,817,914	—	2,817,914
Foreign Bonds	—	38,266,029	—	38,266,029
Mutual Funds	16,312,520	—	—	16,312,520
Total Investments	$846,738,614	$515,345,197	$—	$1,362,083,811

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $15,664,745 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,255,915,758
Gross unrealized appreciation	$149,284,037
Gross unrealized depreciation	(43,115,984)
Net unrealized appreciation (depreciation)	$106,168,053

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,677,046	63,116,445	(64,480,971)	16,312,520

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,815	$16,312,520

8

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 92.6%
Broadcasting – 0.7%
Viacom, Inc., “B”	45,650	$2,166,547

Cable TV – 10.6%
Comcast Corp., “Special A”	420,000	$12,394,200
Liberty Global, Inc., “A” (a)	61,580	3,083,926
Telenet Group Holding N.V.	74,361	3,077,408
Time Warner Cable, Inc.	76,739	6,254,229
Virgin Media, Inc.	347,520	8,681,050

		$33,490,813

Energy – Independent – 4.6%
Cabot Oil & Gas Corp.	5,140	$160,214
Energen Corp.	34,420	1,691,743
EQT Corp.	84,970	4,096,404
Occidental Petroleum Corp.	18,220	1,735,091
QEP Resources, Inc.	138,250	4,216,625
WPX Energy, Inc. (a)	145,434	2,619,266

		$14,519,343

Natural Gas – Distribution – 5.0%
AGL Resources, Inc.	36,000	$1,411,920
GDF SUEZ	90,935	2,349,193
National Fuel Gas Co.	13,800	664,056
NiSource, Inc.	26,360	641,866
ONEOK, Inc.	3,790	309,491
Sempra Energy	99,710	5,978,612
Spectra Energy Corp.	120,840	3,812,502
UGI Corp.	28,540	777,715

		$15,945,355

Natural Gas – Pipeline – 9.5%
El Paso Corp.	481,396	$14,225,252
El Paso Pipeline Partners LP	4,310	150,376
Enagas S.A.	232,215	4,469,044
Enterprise Products Partners LP	3,040	153,429
Williams Cos., Inc.	256,947	7,916,537
Williams Partners LP	56,410	3,192,242

		$30,106,880

Oil Services – 0.1%
Cheniere Energy, Inc. (a)	10,590	$158,638

Telecommunications – Wireless – 7.5%
American Tower Corp., REIT	48,830	$3,077,267
Cellcom Israel Ltd.	127,522	1,579,998
KDDI Corp.	24	156,164
Mobile TeleSystems OJSC, ADR	152,180	2,790,981
MTN Group Ltd.	36,333	639,510
NII Holdings, Inc. (a)	101,360	1,855,902
SBA Communications Corp. (a)	72,360	3,676,612
TIM Participacoes S.A., ADR	188,637	6,085,430
Vodafone Group PLC	1,367,805	3,767,401

		$23,629,265

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 10.3%
Bezeq – The Israel Telecommunication Corp. Ltd.	1,435,990	$2,371,704
CenturyLink, Inc.	83,125	3,212,781
China Unicom (Hong Kong) Ltd.	268,000	450,646
Crown Castle International Corp. (a)	40,790	2,175,739
Deutsche Telekom AG	153,250	1,845,024
Empresa Nacional de Telecomunicaciones S.A.	115,297	2,331,189
Frontier Communications Corp. (l)	182,420	760,691
Kabel Deutschland Holding AG (a)	50,183	3,099,484
PT XL Axiata Tbk	3,210,500	1,773,078
TDC A.S.	500,919	3,643,211
Telecom Italia S.p.A.	3,203,779	3,149,112
Telefonica Brasil S.A., ADR	193,776	5,935,359
Ziggo N.V. (a)	56,460	1,761,283

		$32,509,301

Utilities – Electric Power – 44.3%
AES Corp. (a)	592,020	$7,737,701
Aguas Andinas S.A.	4,578,165	2,736,030
American Electric Power Co., Inc.	171,440	6,614,155
Calpine Corp. (a)	392,010	6,746,492
CenterPoint Energy, Inc.	179,250	3,534,810
CEZ A.S.	145,796	6,263,904
Cheung Kong Infrastructure Holdings Ltd.	63,000	383,328
China Hydroelectric Corp., ADR (a)	85,650	173,013
China Longyuan Power Group	174,000	146,199
CMS Energy Corp.	422,670	9,298,740
Companhia de Saneamento Basico do Estado de Sao Paulo	30,700	1,171,526
Companhia de Saneamento de Minas Gerais – Copasa MG	127,000	2,961,675
Companhia Energetica de Minas Gerais, IPS	67,400	1,610,186
Companhia Paranaense de Energia, ADR	62,100	1,459,971
Companhia Paranaense de Energia, IPS	76,600	1,793,886
E-CL S.A.	500,130	1,383,905
E.ON AG	74,912	1,794,386
Edison International	178,240	7,576,982
EDP Renovaveis S.A. (a)	545,913	2,712,841
ENEL OGK-5 OAO (a)	5,282,896	416,820
Energias de Portugal S.A.	2,709,906	7,882,572
Energias do Brasil S.A.	110,300	2,530,534
Enersis S.A., ADR	95,020	1,918,454
Exelon Corp.	51,856	2,033,274
Federal Grid Co. of Unified Energy System JSC	19,258,360	206,064
FirstEnergy Corp.	56,110	2,558,055
Fortum Corp. (l)	51,554	1,251,387
GenOn Energy, Inc. (a)	1,220,120	2,537,850
Iberdrola S.A.	136,290	773,795
International Power PLC	218,042	1,412,471
ITC Holdings Corp.	6,160	473,950

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Light S.A.	161,810	$2,300,238
MPX Energia S.A. (a)	11,300	292,923
National Grid PLC	323,151	3,258,931
NextEra Energy, Inc.	99,360	6,068,909
Northeast Utilities	68,760	2,552,371
NRG Energy, Inc. (a)	243,946	3,822,634
NV Energy, Inc.	121,380	1,956,646
OGE Energy Corp.	69,240	3,704,340
OGK-4 OAO (a)	4,891,569	476,928
Pinnacle West Capital Corp.	3,260	156,154
PPL Corp.	112,090	3,167,663
Public Service Enterprise Group, Inc.	277,810	8,503,764
Red Electrica de Espana	97,249	4,758,728
RWE AG	33,700	1,609,280
SSE PLC	126,041	2,679,300
TGK International GmbH	1,035,209,542	351,971
Tractebel Energia S.A.	138,800	2,487,899
United Utilities Group PLC	80,624	775,683
Verbund AG	27,530	837,509

		$139,856,827

Total Common Stocks		$292,382,969

BONDS – 0.9%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 1/18/02, 5.806%, 2023 (i)(z)	$204,001	$20,074

Utilities – Electric Power – 0.9%
GenOn Energy, Inc., 9.875%, 2020	$2,130,000	$1,938,300
NRG Energy, Inc., 7.875%, 2021	470,000	451,200
Viridian Group FundCo II, 11.125%, 2017 (z)	480,000	446,400

		$2,835,900

Total Bonds		$2,855,974

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 3.4%
Utilities – Electric Power – 3.4%
Great Plains Energy, Inc., 12%	32,340	$1,978,561
NextEra Energy, Inc., 7%	51,790	2,786,302
PPL Corp., 9.5%	54,430	2,949,562
PPL Corp., 8.75%	57,770	3,105,138

Total Convertible Preferred Stocks		$10,819,563

CONVERTIBLE BONDS – 1.4%
Cable TV – 0.8%
Virgin Media, Inc., 6.5%, 2016	$1,637,000	$2,500,518

Telecommunications – Wireless – 0.6%
SBA Communications Corp., 4%, 2014	$1,084,000	$1,905,130

Total Convertible Bonds		$4,405,648

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	5,051,257	$5,051,257

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	1,488,013	$1,488,013

Total Investments		$317,003,424

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(1,400,760)

Net Assets – 100.0%		$315,602,664

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 5.806%, 2023	1/18/02	$10,982	$20,074
Viridian Group FundCo II, 11.125%, 2017	5/01/12	464,437	446,400
Total Restricted Securities			$466,474
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IEU	International Equity Unit

IPS	International Preference Stock

2

Portfolio of Investments (unaudited) – continued

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
GBP	British Pound

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	10,236,678	4/03/12	$5,578,571	$5,607,756	$29,185
BUY	BRL	JPMorgan Chase Bank N.A.	2,302,000	6/04/12	1,239,634	1,244,829	5,195
SELL	BRL	Deutsche Bank AG	10,236,678	4/03/12	5,618,066	5,607,756	10,310
SELL	BRL	JPMorgan Chase Bank N.A.	10,236,678	4/03/12	5,790,959	5,607,756	183,203
BUY	EUR	Barclays Bank PLC	79,799	4/12/12	104,420	106,431	2,011
BUY	EUR	Citibank N.A.	401,948	4/12/12	525,286	536,099	10,813
BUY	EUR	Credit Suisse Group	234,419	4/12/12	303,641	312,657	9,016
BUY	EUR	Deutsche Bank AG	737,708	4/12/12	967,710	983,918	16,208
BUY	EUR	Goldman Sachs International	39,569	4/12/12	50,518	52,775	2,257
BUY	EUR	JPMorgan Chase Bank N.A.	214,351	4/12/12	280,780	285,891	5,111
BUY	EUR	Merrill Lynch International Bank	26,771	4/12/12	34,272	35,706	1,434
BUY	EUR	UBS AG	316,873	4/12/12	417,846	422,630	4,784
SELL	EUR	Citibank N.A.	49,307	4/12/12	65,791	65,763	28
SELL	EUR	Deutsche Bank AG	21,824	4/12/12	29,388	29,108	280
SELL	EUR	UBS AG	322,683	4/12/12	430,786	430,378	408
BUY	GBP	Barclays Bank PLC	741,591	4/12/12	1,177,603	1,186,107	8,504
BUY	GBP	Citibank N.A.	340,615	4/12/12	540,303	544,782	4,479
BUY	GBP	Credit Suisse Group	83,624	4/12/12	131,696	133,748	2,052
BUY	GBP	Deutsche Bank AG	65,969	4/12/12	103,432	105,511	2,079
BUY	GBP	JPMorgan Chase Bank N.A.	166,419	4/12/12	263,233	266,172	2,939
SELL	GBP	UBS AG	120,134	7/13/12	192,077	192,024	53

							$300,349

Liability Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	10,236,678	4/03/12	$5,618,066	$5,607,756	$(10,310)
SELL	BRL	Deutsche Bank AG	10,236,678	6/04/12	5,507,736	5,535,584	(27,848)
BUY	EUR	Deutsche Bank AG	247,396	4/12/12	330,671	329,964	(707)
SELL	EUR	Barclays Bank PLC	435,819	4/12/12	554,635	581,274	(26,639)
SELL	EUR	Citibank N.A.	874,733	4/12/12	1,155,009	1,166,676	(11,667)
SELL	EUR	Credit Suisse Group	1,901,688	4/12/12	2,445,067	2,536,378	(91,311)
SELL	EUR	Deutsche Bank AG	790,042	4/12/12	1,014,186	1,053,720	(39,534)
SELL	EUR	Goldman Sachs International	22,805	4/12/12	30,000	30,416	(416)
SELL	EUR	HSBC Bank	338,794	4/12/12	431,459	451,867	(20,408)
SELL	EUR	JPMorgan Chase Bank N.A.	675,700	4/12/12	871,448	901,216	(29,768)
SELL	EUR	Merrill Lynch International Bank	954,998	4/12/12	1,215,919	1,273,729	(57,810)
SELL	EUR	UBS AG	15,201,413	6/15/12	19,943,949	20,281,793	(337,844)
SELL	GBP	Barclays Bank PLC	4,836,134	4/12/12	7,474,547	7,734,951	(260,404)
SELL	GBP	Citibank N.A.	60,287	4/12/12	94,576	96,423	(1,847)
SELL	GBP	Credit Suisse Group	119,630	4/12/12	183,156	191,337	(8,181)
SELL	GBP	Deutsche Bank AG	4,458,932	4/12/12	6,885,350	7,131,652	(246,302)
SELL	GBP	Goldman Sachs International	59,382	4/12/12	93,977	94,976	(999)
SELL	GBP	HSBC Bank	39,324	4/12/12	61,625	62,896	(1,271)

							$(1,173,266)

At March 31, 2012, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$191,114,975	$—	$—	$191,114,975
Brazil	28,629,628	—	—	28,629,628
United Kingdom	11,893,786	—	—	11,893,786
Portugal	10,595,413	—	—	10,595,413
Spain	10,001,567	—	—	10,001,567
Chile	8,369,577	—	—	8,369,577
Germany	8,348,174	—	—	8,348,174
Czech Republic	6,263,904	—	—	6,263,904
Russia	2,790,981	1,451,784	—	4,242,765
Other Countries	20,618,029	3,124,714	—	23,742,743
Corporate Bonds	—	6,795,148	—	6,795,148
Commercial Mortgage-Backed Securities	—	20,074	—	20,074
Foreign Bonds	—	446,400	—	446,400
Mutual Funds	6,539,270	—	—	6,539,270
Total Investments	$305,165,304	$11,838,120	$—	$317,003,424

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(872,917)	$—	$(872,917)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,265,452 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $28,910,373 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$300,071,471
Gross unrealized appreciation	$41,620,106
Gross unrealized depreciation	(24,688,153)
Net unrealized appreciation (depreciation)	$16,931,953

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,151,225	18,427,286	(19,527,254)	5,051,257

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,685	$5,051,257

5

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	64.4%
Brazil	9.1%
United Kingdom	3.9%
Portugal	3.4%
Spain	3.2%
Chile	2.7%
Germany	2.6%
Czech Republic	2.0%
Russia	1.3%
Other Countries	7.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS® Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 8.5%
Honeywell International, Inc.	148,110	$9,042,113
Huntington Ingalls Industries, Inc. (a)	16,018	644,564
Lockheed Martin Corp.	211,207	18,979,061
Northrop Grumman Corp.	90,860	5,549,729
United Technologies Corp.	144,315	11,969,486

		$46,184,953

Alcoholic Beverages – 1.7%
Diageo PLC	383,632	$9,219,637

Automotive – 1.4%
Delphi Automotive PLC (a)	35,930	$1,135,388
General Motors Co. (a)	43,640	1,119,366
Johnson Controls, Inc.	168,865	5,484,735

		$7,739,489

Broadcasting – 3.8%
Omnicom Group, Inc.	125,908	$6,377,240
Viacom, Inc., “B”	123,430	5,857,988
Walt Disney Co.	198,832	8,704,865

		$20,940,093

Brokerage & Asset Managers – 1.8%
Blackrock, Inc.	31,225	$6,398,003
Franklin Resources, Inc.	29,430	3,650,203

		$10,048,206

Business Services – 3.1%
Accenture PLC, “A”	181,547	$11,709,782
Dun & Bradstreet Corp.	36,757	3,114,421
Fiserv, Inc. (a)	28,210	1,957,492

		$16,781,695

Cable TV – 0.8%
Comcast Corp., “Special A”	154,240	$4,551,622

Chemicals – 2.8%
3M Co.	99,938	$8,915,469
PPG Industries, Inc.	66,827	6,402,027

		$15,317,496

Computer Software – 1.8%
Oracle Corp.	344,563	$10,047,457

Computer Software – Systems – 2.4%
Hewlett-Packard Co.	56,900	$1,355,927
International Business Machines Corp.	55,775	11,637,454

		$12,993,381

Construction – 1.7%
Sherwin-Williams Co.	25,142	$2,732,181
Stanley Black & Decker, Inc.	87,466	6,731,383

		$9,463,564

Consumer Products – 0.6%
Procter & Gamble Co.	48,778	$3,278,369

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.5%
Danaher Corp.	117,520	$6,581,120
Tyco International Ltd.	125,180	7,032,612

		$13,613,732

Electronics – 1.3%
ASML Holding N.V.	38,250	$1,917,855
Intel Corp.	192,132	5,400,831

		$7,318,686

Energy – Independent – 3.0%
Apache Corp.	42,965	$4,315,405
EOG Resources, Inc.	27,132	3,014,365
Occidental Petroleum Corp.	94,337	8,983,713

		$16,313,483

Energy – Integrated – 3.8%
Chevron Corp.	104,223	$11,176,875
Exxon Mobil Corp.	105,007	9,107,257
Hess Corp.	8,085	476,611

		$20,760,743

Engineering – Construction – 0.2%
Fluor Corp.	15,050	$903,602

Food & Beverages – 5.0%
General Mills, Inc.	210,160	$8,290,812
Groupe Danone	46,145	3,218,729
J.M. Smucker Co.	24,680	2,007,965
Kellogg Co.	48,200	2,584,966
Nestle S.A.	105,502	6,638,433
PepsiCo, Inc.	71,813	4,764,793

		$27,505,698

Food & Drug Stores – 1.4%
CVS Caremark Corp.	105,183	$4,712,198
Walgreen Co.	86,330	2,891,192

		$7,603,390

General Merchandise – 1.8%
Kohl’s Corp.	35,240	$1,763,057
Target Corp.	140,850	8,207,330

		$9,970,387

Insurance – 7.1%
ACE Ltd.	59,430	$4,350,276
Aon Corp.	107,450	5,271,497
Chubb Corp.	57,325	3,961,731
MetLife, Inc.	285,718	10,671,567
Prudential Financial, Inc.	125,397	7,948,916
Travelers Cos., Inc.	106,195	6,286,744

		$38,490,731

Leisure & Toys – 0.9%
Hasbro, Inc.	130,523	$4,792,805

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.7%
Eaton Corp.	72,140	$3,594,736

Major Banks – 11.5%
Bank of America Corp.	165,450	$1,583,357
Bank of New York Mellon Corp.	369,925	8,926,290
Goldman Sachs Group, Inc.	113,422	14,106,294
JPMorgan Chase & Co.	364,302	16,750,606
PNC Financial Services Group, Inc.	67,855	4,375,969
State Street Corp.	104,005	4,732,228
SunTrust Banks, Inc.	34,140	825,164
Wells Fargo & Co.	342,502	11,693,018

		$62,992,926

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	49,580	$3,031,817

Medical Equipment – 3.6%
Becton, Dickinson & Co.	42,222	$3,278,538
Medtronic, Inc.	180,980	7,092,606
St. Jude Medical, Inc.	101,090	4,479,298
Thermo Fisher Scientific, Inc.	84,275	4,751,425

		$19,601,867

Network & Telecom – 0.7%
Cisco Systems, Inc.	180,780	$3,823,497

Oil Services – 0.3%
Transocean, Inc.	29,780	$1,628,966

Other Banks & Diversified Financials – 1.5%
MasterCard, Inc., “A”	7,920	$3,330,677
Western Union Co.	288,245	5,073,112

		$8,403,789

Pharmaceuticals – 8.6%
Abbott Laboratories	165,322	$10,132,585
Johnson & Johnson	213,327	14,071,049
Merck & Co., Inc.	96,792	3,716,813
Pfizer, Inc.	709,478	16,076,771
Roche Holding AG	16,115	2,804,549

		$46,801,767

Printing & Publishing – 0.5%
Moody’s Corp.	62,710	$2,640,091

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.6%
Canadian National Railway Co.	40,500	$3,216,915

Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	59,547	$5,466,415

Specialty Stores – 1.0%
Advance Auto Parts, Inc.	27,680	$2,451,618
Staples, Inc.	166,190	2,688,954

		$5,140,572

Telecommunications – Wireless – 1.4%
Vodafone Group PLC	2,763,440	$7,611,455

Telephone Services – 2.4%
AT&T, Inc.	422,702	$13,200,983

Tobacco – 5.2%
Altria Group, Inc.	128,622	$3,970,561
Lorillard, Inc.	10,430	1,350,476
Philip Morris International, Inc.	246,595	21,850,783
Reynolds American, Inc.	25,630	1,062,107

		$28,233,927

Trucking – 0.5%
United Parcel Service, Inc., “B”	34,120	$2,754,166

Utilities – Electric Power – 1.5%
PG&E Corp.	119,198	$5,174,385
PPL Corp.	62,152	1,756,416
Public Service Enterprise Group, Inc.	45,833	1,402,948

		$8,333,749

Total Common Stocks		$540,316,857

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	17,340	$939,655

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,659,204	$3,659,204

Total Investments		$544,915,716

OTHER ASSETS, LESS LIABILITIES – 0.2%		984,144

Net Assets – 100.0%		$545,899,860

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$541,256,512	$—	$—	$541,256,512
Mutual Funds	3,659,204	—	—	3,659,204
Total Investments	$544,915,716	$—	$—	$544,915,716

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $9,442,982 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price

3

Supplemental Information (unaudited) – continued

due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$479,284,778
Gross unrealized appreciation	$84,072,396
Gross unrealized depreciation	(18,441,458)
Net unrealized appreciation (depreciation)	$65,630,938

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,110,358	24,402,755	(24,853,909)	3,659,204

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$998	$3,659,204

4

MFS® Blended Research® Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 3.2%
Lockheed Martin Corp.	490	$44,031
Northrop Grumman Corp.	509	31,090
Textron, Inc.	846	23,544
United Technologies Corp.	124	10,285

		$108,950

Apparel Manufacturers – 1.1%
Polo Ralph Lauren Corp.	216	$37,655

Automotive – 1.1%
General Motors Co. (a)	506	$12,979
LKQ Corp. (a)	791	24,655

		$37,634

Biotechnology – 2.5%
Amgen, Inc.	511	$34,743
Gilead Sciences, Inc. (a)	1,061	51,830

		$86,573

Business Services – 2.2%
Accenture PLC, “A”	711	$45,860
Alliance Data Systems Corp. (a)	240	30,230

		$76,090

Cable TV – 2.6%
DIRECTV, “A” (a)	357	$17,614
Time Warner Cable, Inc.	617	50,286
Virgin Media, Inc.	782	19,534

		$87,434

Chemicals – 2.4%
3M Co.	259	$23,105
CF Industries Holdings, Inc.	212	38,722
PPG Industries, Inc.	208	19,926

		$81,753

Computer Software – 8.8%
Autodesk, Inc. (a)	383	$16,209
Microsoft Corp.	2,653	85,559
Nuance Communications, Inc. (a)	1,584	40,519
Oracle Corp.	978	28,519
Parametric Technology Corp. (a)	951	26,571
Red Hat, Inc. (a)	612	36,653
SolarWinds, Inc. (a)	1,020	39,423
VeriSign, Inc.	685	26,263

		$299,716

Computer Software – Systems – 10.6%
Apple, Inc. (a)	474	$284,149
International Business Machines Corp.	378	78,870

		$363,019

Construction – 0.3%
Sherwin-Williams Co.	104	$11,302

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 0.6%
Colgate-Palmolive Co.	205	$20,045

Consumer Services – 0.4%
Apollo Group, Inc., “A” (a)	321	$12,403

Electrical Equipment – 0.9%
Danaher Corp.	338	$18,928
Tyco International Ltd.	196	11,011

		$29,939

Electronics – 2.3%
Altera Corp.	911	$36,276
Jabil Circuit, Inc.	1,045	26,250
KLA-Tencor Corp.	312	16,979

		$79,505

Energy – Independent – 2.4%
Cabot Oil & Gas Corp.	758	$23,627
EOG Resources, Inc.	131	14,554
HollyFrontier Corp.	511	16,429
Pioneer Natural Resources Co.	233	26,000

		$80,610

Energy – Integrated – 6.0%
Chevron Corp.	330	$35,389
Exxon Mobil Corp.	1,950	169,124

		$204,513

Food & Beverages – 4.8%
Bunge Ltd.	505	$34,562
Coca-Cola Co.	462	34,193
Coca-Cola Enterprises, Inc.	1,191	34,063
General Mills, Inc.	692	27,299
PepsiCo, Inc.	538	35,696

		$165,813

Food & Drug Stores – 2.2%
CVS Caremark Corp.	782	$35,034
Whole Foods Market, Inc.	468	38,938

		$73,972

General Merchandise – 2.6%
Dollar General Corp. (a)	830	$38,346
Kohl’s Corp.	280	14,008
Macy’s, Inc.	892	35,439

		$87,793

Health Maintenance Organizations – 1.1%
Aetna, Inc.	768	$38,523

Insurance – 1.7%
Everest Re Group Ltd.	153	$14,156
Hartford Financial Services Group, Inc.	597	12,585
Prudential Financial, Inc.	516	32,709

		$59,450

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 3.1%
Google, Inc., “A” (a)	168	$107,728

Leisure & Toys – 0.9%
Mattel, Inc.	876	$29,486

Machinery & Tools – 4.6%
Cummins, Inc.	402	$48,256
Eaton Corp.	744	37,074
Joy Global, Inc.	161	11,834
Kennametal, Inc.	461	20,528
Pitney Bowes, Inc.	1,009	17,738
Sauer-Danfoss, Inc.	482	22,654

		$158,084

Major Banks – 0.7%
Goldman Sachs Group, Inc.	187	$23,257

Medical & Health Technology & Services – 1.6%
HCA Holdings, Inc.	755	$18,679
McKesson Corp.	411	36,073

		$54,752

Medical Equipment – 2.1%
Medtronic, Inc.	1,000	$39,190
Thermo Fisher Scientific, Inc.	585	32,982

		$72,172

Metals & Mining – 0.5%
Allegheny Technologies, Inc.	432	$17,785

Network & Telecom – 2.4%
F5 Networks, Inc. (a)	262	$35,360
Fortinet, Inc. (a)	767	21,208
Polycom, Inc. (a)	645	12,300
Qualcomm, Inc.	199	13,536

		$82,404

Oil Services – 1.9%
Halliburton Co.	901	$29,904
Schlumberger Ltd.	218	15,245
Weatherford International Ltd. (a)	1,269	19,149

		$64,298

Other Banks & Diversified Financials – 2.4%
Discover Financial Services	1,232	$41,075
Visa, Inc., “A”	357	42,126

		$83,201

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 3.5%
Abbott Laboratories	1,223	$74,958
Johnson & Johnson	661	43,600

		$118,558

Real Estate – 0.9%
Public Storage, Inc., REIT	231	$31,917

Restaurants – 2.9%
McDonald’s Corp.	506	$49,639
Starbucks Corp.	892	49,854

		$99,493

Specialty Chemicals – 2.4%
Air Products & Chemicals, Inc.	140	$12,852
Airgas, Inc.	388	34,520
Rockwood Holdings, Inc. (a)	682	35,566

		$82,938

Specialty Stores – 2.1%
Gap, Inc.	537	$14,037
O’Reilly Automotive, Inc. (a)	197	17,996
Ross Stores, Inc.	281	16,326
Tractor Supply Co.	253	22,912

		$71,271

Telecommunications – Wireless – 1.3%
American Tower Corp., REIT	721	$45,437

Tobacco – 3.2%
Lorillard, Inc.	119	$15,408
Philip Morris International, Inc.	1,063	94,192

		$109,600

Trucking – 1.7%
United Parcel Service, Inc., “B”	717	$57,876

Utilities – Electric Power – 0.6%
AES Corp. (a)	1,459	$19,069

Total Common Stocks		$3,372,018

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	53,318	$53,318

Total Investments		$3,425,336

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(6,896)

Net Assets – 100.0%		$3,418,440

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,372,018	$—	$—	$3,372,018
Mutual Funds	53,318	—	—	53,318
Total Investments	$3,425,336	$—	$—	$3,425,336

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,863,664
Gross unrealized appreciation	$622,991
Gross unrealized depreciation	(61,319)
Net unrealized appreciation (depreciation)	$561,672

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,047	30,803	(41,532)	53,318

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14	$53,318

4

MFS® Blended Research® Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 2.4%
Lockheed Martin Corp.	330	$29,650
Northrop Grumman Corp.	310	18,935
Textron, Inc.	630	17,533

		$66,118

Airlines – 0.7%
Copa Holdings S.A., “A”	260	$20,592

Automotive – 1.5%
General Motors Co. (a)	850	$21,803
Johnson Controls, Inc.	620	20,138

		$41,941

Biotechnology – 1.3%
Amgen, Inc.	520	$35,355

Broadcasting – 0.6%
Viacom, Inc., “B”	330	$15,662

Brokerage & Asset Managers – 1.0%
NASDAQ OMX Group, Inc. (a)	1,105	$28,620

Cable TV – 2.2%
Comcast Corp., “A”	600	$18,006
Time Warner Cable, Inc.	300	24,450
Virgin Media, Inc.	750	18,735

		$61,191

Chemicals – 0.8%
CF Industries Holdings, Inc.	130	$23,745

Computer Software – Systems – 2.6%
Apple, Inc. (a)	60	$35,968
Hewlett-Packard Co.	1,580	37,651

		$73,619

Construction – 0.9%
Stanley Black & Decker, Inc.	330	$25,397

Consumer Products – 2.4%
Newell Rubbermaid, Inc.	690	$12,289
Procter & Gamble Co.	810	54,440

		$66,729

Electrical Equipment – 2.1%
General Electric Co.	2,920	$58,604

Electronics – 2.6%
Intel Corp.	1,620	$45,538
Microchip Technology, Inc.	710	26,412

		$71,950

Energy – Independent – 3.7%
Apache Corp.	420	$42,185
Marathon Oil Corp.	600	19,020
Occidental Petroleum Corp.	320	30,474
Valero Energy Corp.	490	12,627

		$104,306

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 6.6%
Chevron Corp.	1,070	$114,747
ConocoPhillips	70	5,321
Exxon Mobil Corp.	760	65,915

		$185,983

Engineering – Construction – 0.8%
URS Corp.	500	$21,260

Food & Beverages – 3.2%
Bunge Ltd.	560	$38,326
Coca-Cola Enterprises, Inc.	430	12,298
General Mills, Inc.	610	24,065
Smithfield Foods, Inc. (a)	700	15,421

		$90,110

Food & Drug Stores – 2.8%
CVS Caremark Corp.	1,220	$54,656
Kroger Co.	1,040	25,199

		$79,855

Forest & Paper Products – 0.8%
Domtar Corp.	230	$21,937

Gaming & Lodging – 0.5%
Royal Caribbean Cruises Ltd.	480	$14,126

General Merchandise – 1.6%
Macy’s, Inc.	1,110	$44,100

Health Maintenance Organizations – 1.8%
Aetna, Inc.	1,020	$51,163

Insurance – 7.8%
ACE Ltd.	280	$20,496
Aflac, Inc.	900	41,391
Allied World Assurance Co.	530	36,395
Berkshire Hathaway, Inc., “B” (a)	270	21,911
Everest Re Group Ltd.	300	27,756
Prudential Financial, Inc.	740	46,909
Travelers Cos., Inc.	420	24,864

		$219,722

Internet – 1.1%
Google, Inc., “A” (a)	50	$32,062

Leisure & Toys – 1.9%
Activision Blizzard, Inc.	1,480	$18,974
Mattel, Inc.	580	19,523
Thor Industries, Inc.	470	14,833

		$53,330

Machinery & Tools – 1.5%
Cummins, Inc.	180	$21,607
United Rentals, Inc. (a)	480	20,587

		$42,194

Major Banks – 10.3%
Bank of America Corp.	4,022	$38,491
Bank of New York Mellon Corp.	590	14,237

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Comerica, Inc.	600	$19,416
Goldman Sachs Group, Inc.	240	29,849
JPMorgan Chase & Co.	2,310	106,214
PNC Financial Services Group, Inc.	740	47,723
Wells Fargo & Co.	970	33,116

		$289,046

Medical & Health Technology & Services – 0.6%
HCA Holdings, Inc.	700	$17,318

Medical Equipment – 0.7%
Thermo Fisher Scientific, Inc.	360	$20,297

Natural Gas – Distribution – 2.0%
ONEOK, Inc.	380	$31,031
Sempra Energy	440	26,382

		$57,413

Network & Telecom – 1.8%
Cisco Systems, Inc.	1,780	$37,647
Garmin Ltd.	300	14,085

		$51,732

Oil Services – 0.5%
National Oilwell Varco, Inc.	190	$15,099

Other Banks & Diversified Financials – 4.6%
Capital One Financial Corp.	710	$39,575
Citigroup, Inc.	1,148	41,959
Discover Financial Services	1,420	47,343

		$128,877

Pharmaceuticals – 7.6%
Abbott Laboratories	530	$32,484
Johnson & Johnson	890	58,704
Merck & Co., Inc.	1,110	42,624
Pfizer, Inc.	3,510	79,537

		$213,349

Pollution Control – 0.5%
Republic Services, Inc.	412	$12,591

Railroad & Shipping – 0.7%
Union Pacific Corp.	190	$20,421

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 2.9%
Federal Realty Investment Trust, REIT	250	$24,198
Public Storage, Inc., REIT	100	13,817
Simon Property Group, Inc., REIT	150	21,852
Vornado Realty Trust, REIT	250	21,050

		$80,917

Specialty Chemicals – 0.7%
Rockwood Holdings, Inc. (a)	380	$19,817

Specialty Stores – 0.7%
Best Buy Co., Inc.	430	$10,182
Sally Beauty Holdings, Inc. (a)	430	10,664

		$20,846

Telephone Services – 3.9%
AT&T, Inc.	1,740	$54,340
CenturyLink, Inc.	910	35,172
Verizon Communications, Inc.	530	20,262

		$109,774

Tobacco – 1.4%
Lorillard, Inc.	300	$38,844

Utilities – Electric Power – 5.0%
AES Corp. (a)	2,840	$37,119
Alliant Energy Corp.	290	12,563
American Electric Power Co., Inc.	400	15,432
Edison International	310	13,178
Exelon Corp.	760	29,800
NRG Energy, Inc. (a)	1,410	22,095
PPL Corp.	390	11,021

		$141,208

Total Common Stocks		$2,787,220

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	32,863	$32,863

Total Investments		$2,820,083

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(6,927)

Net Assets – 100.0%		$2,813,156

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,787,220	$—	$—	$2,787,220
Mutual Funds	32,863	—	—	32,863
Total Investments	$2,820,083	$—	$—	$2,820,083

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,757,363
Gross unrealized appreciation	$277,478
Gross unrealized depreciation	(214,758)
Net unrealized appreciation (depreciation)	$62,720

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	48,455	32,740	(48,332)	32,863

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11	$32,863

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: May 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2012

*	Print name and title of each signing officer under his or her signature.